UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2023

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠
Fidelity Managed Retirement 2035 Fund℠

Annual Report
July 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2035 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-5.62%	0.85%	2.43%
Fidelity Managed Retirement Income Fund℠	0.37%	2.30%	3.30%
Class K	0.47%	2.39%	3.34%
Class K6	0.57%	2.47%	3.38%
Class I	0.37%	2.31%	3.30%
Class Z6	0.57%	2.47%	3.38%

The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement Income Fund and Class I, respectively, and have not been restated to reflect current expenses.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2010 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-5.33%	1.25%	3.41%
Fidelity Managed Retirement 2010 Fund℠	0.69%	2.71%	4.28%
Class K	0.80%	2.79%	4.32%
Class K6	0.90%	2.87%	4.37%
Class I	0.69%	2.71%	4.28%
Class Z6	0.88%	2.87%	4.37%

The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2010 Fund and Class I, respectively, and have not been restated to reflect current expenses.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2015 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-4.57%	1.81%	3.93%
Fidelity Managed Retirement 2015 Fund℠	1.49%	3.28%	4.80%
Class K	1.60%	3.36%	4.85%
Class K6	1.70%	3.45%	4.89%
Class I	1.48%	3.28%	4.80%
Class Z6	1.69%	3.44%	4.89%

The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2015 Fund and Class I, respectively, and have not been restated to reflect current expenses.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2020 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-3.83%	2.33%	4.39%
Fidelity Managed Retirement 2020 Fund℠	2.29%	3.81%	5.27%
Class K	2.41%	3.89%	5.31%
Class K6	2.50%	3.97%	5.35%
Class I	2.30%	3.81%	5.27%
Class Z6	2.48%	3.97%	5.35%

The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2020 Fund and Class I, respectively, and have not been restated to reflect current expenses.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2025 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-3.07%	2.78%	4.79%
Fidelity Managed Retirement 2025 Fund℠	3.09%	4.26%	5.68%
Class K	3.20%	4.35%	5.72%
Class K6	3.30%	4.43%	5.76%
Class I	3.10%	4.26%	5.68%
Class Z6	3.30%	4.43%	5.76%

The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2025 Fund and Class I, respectively, and have not been restated to reflect current expenses.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2030 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Life of Fund A
Class A (incl. 5.75% sales charge)	-2.49%	3.31%
Fidelity Managed Retirement 2030 Fund℠	3.71%	5.12%
Class K	3.82%	5.23%
Class K6	3.93%	5.33%
Class I	3.71%	5.11%
Class Z6	3.92%	5.33%

A   From August 16, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2030 Fund℠, a class of the fund, on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Managed Retirement 2035 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity Managed Retirement 2035 Fund℠ will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2035 Fund℠, a class of the fund, on December 15, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending July 31, 2023, continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. The U.S. Federal Reserve and other central banks aggressively tightened monetary policy throughout the period to combat persistently high inflation, leading to a broad retreat from riskier assets and declining prices for stocks and bonds through September 2022. Since then, markets experienced a sharp reversal amid optimism on moderating inflation and policy easing, allowing risk assets to rally through the first seven months of 2023, with U.S. large-cap stocks leading the way.

International equities rose 13.62% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+23%) leading the way. Japan (+16%) also outperformed, whereas Canada (+6%) lagged by the widest margin. By sector, industrials (+20%) was the top performer, followed by information technology and consumer discretionary (+18% each). Financials (+17%) also topped the broader index. Conversely, real estate (-5%) fared worst by a wide margin.

U.S. stocks gained 12.62% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+27%), communication services (+19%) and industrials (+18%) led. Conversely, real estate (-9%) and utilities (-6%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned -7.88%, according to the Bloomberg Commodity Index Total Return.

U.S. taxable investment-grade bonds returned -3.37% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+3.98%) topped U.S. investment-grade corporate bonds (-1.29%), while commercial mortgage-backed securities (-3.26%) and agencies (-1.30%) also lost ground. Outside the index, leveraged loans (+10.06%), U.S. high-yield bonds (+4.16%) and emerging-markets debt (+5.20%) rose, whereas Treasury Inflation-Protected Securities (-5.39%) declined.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year, returns for the share classes of Fidelity® Managed Retirement Funds (excluding sales charges, if applicable) ranged from about 0% to 4%, with performance trending higher among the Funds for those investors with a longer retirement horizon. Funds for investors with a greater number years to invest in retirement - those that invest in a greater percentage of equities, and less fixed-income and short-term debt exposure - fared a bit better than those with more exposure to fixed-income and short-term securities, and a lower allocation to equities. The Fidelity® Managed Retirement Funds had mixed results versus their Composite indexes the past 12 months. The performance of the underlying investment funds notably contributed to the Funds' performance versus Composite indexes, especially among U.S. equities. In this asset class, an investment in Fidelity® Series Blue Chip Growth Fund (+26.84%) stood out, given its outperformance of the benchmark, the Russell 1000® Growth Index (+17.31%). Among non-U.S. equities, Fidelity® Series Emerging Markets Opportunities Fund (+12.85%) outpaced the 8.39% advance of the MSCI Emerging Markets Index. Among U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund returned -1.86%, topping the -3.37% result of its benchmark, the Bloomberg U.S. Aggregate Bond Index. In contrast, active asset allocation decisions detracted from the Funds' performance versus Composites. Specifically, underweighting U.S. equities hurt the Funds' relative results. An overweight position in long-term U.S. Treasury bonds also weighed on relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Managed Retirement Income Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.1
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Treasury Bill Index Fund	6.6
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Government Money Market Fund 5.33%	2.3
81.7

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	14,098	207,095
Fidelity Series Commodity Strategy Fund (a)	1,199	123,398
Fidelity Series Large Cap Growth Index Fund (a)	7,264	130,833
Fidelity Series Large Cap Stock Fund (a)	7,335	145,083
Fidelity Series Large Cap Value Index Fund (a)	17,992	269,527
Fidelity Series Small Cap Core Fund (a)	66	715
Fidelity Series Small Cap Opportunities Fund (a)	4,927	66,365
Fidelity Series Value Discovery Fund (a)	6,484	99,468
TOTAL DOMESTIC EQUITY FUNDS (Cost $880,346)		1,042,484

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	7,523	110,291
Fidelity Series Emerging Markets Fund (a)	18,280	159,950
Fidelity Series Emerging Markets Opportunities Fund (a)	35,323	637,224
Fidelity Series International Growth Fund (a)	16,743	278,109
Fidelity Series International Index Fund (a)	8,921	105,177
Fidelity Series International Small Cap Fund (a)	5,246	87,237
Fidelity Series International Value Fund (a)	24,460	280,062
Fidelity Series Overseas Fund (a)	21,905	278,417
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,729,593)		1,936,467

Bond Funds - 71.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	344,981	3,270,413
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,673	99,867
Fidelity Series Corporate Bond Fund (a)	150,486	1,364,912
Fidelity Series Emerging Markets Debt Fund (a)	11,238	84,622
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,969	28,678
Fidelity Series Floating Rate High Income Fund (a)	1,867	16,783
Fidelity Series Government Bond Index Fund (a)	217,610	1,984,604
Fidelity Series High Income Fund (a)	10,775	89,000
Fidelity Series International Credit Fund (a)	969	7,460
Fidelity Series International Developed Markets Bond Index Fund (a)	75,459	642,907
Fidelity Series Investment Grade Bond Fund (a)	204,223	2,027,936
Fidelity Series Investment Grade Securitized Fund (a)	155,201	1,376,634
Fidelity Series Long-Term Treasury Bond Index Fund (a)	106,778	626,786
Fidelity Series Real Estate Income Fund (a)	2,409	23,369
TOTAL BOND FUNDS (Cost $12,989,271)		11,643,971

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	373,590	373,590
Fidelity Series Short-Term Credit Fund (a)	30,982	298,973
Fidelity Series Treasury Bill Index Fund (a)	107,893	1,072,458
TOTAL SHORT-TERM FUNDS (Cost $1,759,138)		1,745,021

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,358,348)	16,367,943
NET OTHER ASSETS (LIABILITIES) - 0.0%	(440)
NET ASSETS - 100.0%	16,367,503

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,604,910	680,283	796,815	168,939	(21,339)	(192,912)	3,270,413
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,229	104,446	18,968	6,570	(1,069)	(2,771)	99,867
Fidelity Series Blue Chip Growth Fund	261,605	82,247	175,319	8,660	(41,112)	79,674	207,095
Fidelity Series Canada Fund	149,361	24,495	67,466	4,006	(20)	3,921	110,291
Fidelity Series Commodity Strategy Fund	272,004	188,208	170,560	146,920	(75,909)	(90,345)	123,398
Fidelity Series Corporate Bond Fund	1,389,346	305,925	262,254	52,627	(17,637)	(50,468)	1,364,912
Fidelity Series Emerging Markets Debt Fund	94,209	14,373	25,252	5,315	(6,516)	7,808	84,622
Fidelity Series Emerging Markets Debt Local Currency Fund	31,314	2,796	9,563	-	(989)	5,120	28,678
Fidelity Series Emerging Markets Fund	114,448	71,427	37,401	2,541	(7,221)	18,697	159,950
Fidelity Series Emerging Markets Opportunities Fund	1,035,222	95,728	560,559	21,274	(116,166)	182,999	637,224
Fidelity Series Floating Rate High Income Fund	17,773	5,836	7,077	1,398	(287)	538	16,783
Fidelity Series Government Bond Index Fund	2,040,519	465,345	391,276	46,814	(19,995)	(109,989)	1,984,604
Fidelity Series Government Money Market Fund 5.33%	334,931	173,852	135,193	15,576	-	-	373,590
Fidelity Series High Income Fund	97,582	15,482	21,346	5,911	(1,435)	(1,283)	89,000
Fidelity Series International Credit Fund	7,830	435	-	435	-	(805)	7,460
Fidelity Series International Developed Markets Bond Index Fund	721,484	103,376	133,397	14,966	(9,170)	(39,386)	642,907
Fidelity Series International Growth Fund	310,909	61,062	116,955	9,596	(17,948)	41,041	278,109
Fidelity Series International Index Fund	130,186	21,979	61,500	3,078	(3,490)	18,002	105,177
Fidelity Series International Small Cap Fund	95,915	17,057	27,139	5,284	(5,811)	7,215	87,237
Fidelity Series International Value Fund	308,251	61,463	133,913	9,396	(4,252)	48,513	280,062
Fidelity Series Investment Grade Bond Fund	2,109,226	442,793	404,922	77,454	(21,368)	(97,793)	2,027,936
Fidelity Series Investment Grade Securitized Fund	1,491,968	282,212	286,589	47,190	(19,537)	(91,420)	1,376,634
Fidelity Series Large Cap Growth Index Fund	165,518	41,171	93,351	1,256	6,536	10,959	130,833
Fidelity Series Large Cap Stock Fund	181,313	47,982	97,933	10,843	3,842	9,879	145,083
Fidelity Series Large Cap Value Index Fund	346,194	103,648	188,926	10,231	7,025	1,586	269,527
Fidelity Series Long-Term Treasury Bond Index Fund	795,851	219,027	283,475	20,973	(61,555)	(43,062)	626,786
Fidelity Series Overseas Fund	312,736	54,129	121,071	5,054	(9,806)	42,429	278,417
Fidelity Series Real Estate Income Fund	56,336	19,363	46,529	4,334	(4,880)	(921)	23,369
Fidelity Series Short-Term Credit Fund	334,147	33,484	67,300	7,447	(1,516)	158	298,973
Fidelity Series Small Cap Core Fund	-	1,691	1,044	-	(13)	81	715
Fidelity Series Small Cap Opportunities Fund	86,328	18,180	41,395	4,111	(3,164)	6,416	66,365
Fidelity Series Treasury Bill Index Fund	1,005,003	422,914	352,191	45,281	(646)	(2,622)	1,072,458
Fidelity Series Value Discovery Fund	127,676	36,887	65,468	5,457	1,732	(1,359)	99,468
	18,048,324	4,219,296	5,202,147	768,937	(453,716)	(240,100)	16,367,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,042,484	1,042,484	-	-

International Equity Funds	1,936,467	1,936,467	-	-

Bond Funds	11,643,971	11,643,971	-	-

Short-Term Funds	1,745,021	1,745,021	-	-
Total Investments in Securities:	16,367,943	16,367,943	-	-
Fidelity Managed Retirement Income Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $17,358,348)	$16,367,943

Total Investment in Securities (cost $17,358,348)		$16,367,943
Cash		14
Receivable for investments sold		119,157
Receivable for fund shares sold		311
Total assets		16,487,425
Liabilities
Payable for investments purchased	$100,378
Payable for fund shares redeemed	13,369
Accrued management fee	6,023
Distribution and service plan fees payable	152
Total Liabilities		119,922
Net Assets		$16,367,503
Net Assets consist of:
Paid in capital		$18,058,584
Total accumulated earnings (loss)		(1,691,081)
Net Assets		$16,367,503

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($807,104 ÷ 14,931.09 shares)(a)		$54.06
Maximum offering price per share (100/94.25 of $54.06)		$57.36
Fidelity Managed Retirement Income :
Net Asset Value, offering price and redemption price per share ($14,669,555 ÷ 271,437 shares)		$54.04
Class K :
Net Asset Value, offering price and redemption price per share ($130,713 ÷ 2,418.29 shares)		$54.05
Class K6 :
Net Asset Value, offering price and redemption price per share ($493,702 ÷ 9,132.61 shares)		$54.06
Class I :
Net Asset Value, offering price and redemption price per share ($159,016 ÷ 2,938.95 shares)		$54.11
Class Z6 :
Net Asset Value, offering price and redemption price per share ($107,413 ÷ 1,988.08 shares)		$54.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$731,503
Expenses
Management fee	$75,062
Distribution and service plan fees	1,680
Independent trustees' fees and expenses	62
Total expenses before reductions	76,804
Expense reductions	(36)
Total expenses after reductions		76,768
Net Investment income (loss)		654,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(453,716)
Capital gain distributions from underlying funds:
Affiliated issuers	37,434
Total net realized gain (loss)		(416,282)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(240,100)
Total change in net unrealized appreciation (depreciation)		(240,100)
Net gain (loss)		(656,382)
Net increase (decrease) in net assets resulting from operations		$(1,647)
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$654,735	$512,071
Net realized gain (loss)	(416,282)	154,259
Change in net unrealized appreciation (depreciation)	(240,100)	(2,331,406)
Net increase (decrease) in net assets resulting from operations	(1,647)	(1,665,076)
Distributions to shareholders	(850,429)	(799,835)

Share transactions - net increase (decrease)	(828,342)	(1,238,197)
Total increase (decrease) in net assets	(1,680,418)	(3,703,108)

Net Assets
Beginning of period	18,047,921	21,751,029
End of period	$16,367,503	$18,047,921

Fidelity Advisor Managed Retirement Income Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.44	$57.74	$57.55
Income from Investment Operations
Net investment income (loss) A,B	1.924	1.317	.309	.684	1.029
Net realized and unrealized gain (loss)	(1.950)	(6.180)	4.009	3.226	1.594
Total from investment operations	(.026)	(4.863)	4.318	3.910	2.623
Distributions from net investment income	(1.849)	(1.252)	(.329)	(.776)	(1.047)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(2.484)	(2.087)	(1.238)	(1.210)	(2.433)
Net asset value, end of period	$54.06	$56.57	$63.52	$60.44	$57.74
Total Return C,D	.14%	(7.90)%	7.21%	6.86%	4.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	3.60%	2.20%	.50%	1.18%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$807	$717	$716	$453	$177
Portfolio turnover rate G	25%	64%	31%	62% H	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.42	$57.73	$57.54
Income from Investment Operations
Net investment income (loss) A,B	2.055	1.473	.464	.829	1.170
Net realized and unrealized gain (loss)	(1.958)	(6.189)	4.011	3.220	1.589
Total from investment operations	.097	(4.716)	4.475	4.049	2.759
Distributions from net investment income	(1.992)	(1.399)	(.466)	(.925)	(1.183)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(2.627)	(2.234)	(1.375)	(1.359)	(2.569)
Net asset value, end of period	$54.04	$56.57	$63.52	$60.42	$57.73
Total Return C	.37%	(7.68)%	7.48%	7.12%	5.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	3.84%	2.45%	.75%	1.43%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$14,670	$16,230	$19,995	$13,965	$6,060
Portfolio turnover rate F	25%	64%	31%	62% G	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.59	$63.54	$60.43	$57.81
Income from Investment Operations
Net investment income (loss) B,C	2.105	1.529	.526	.889
Net realized and unrealized gain (loss)	(1.955)	(6.186)	4.010	3.146
Total from investment operations	.150	(4.657)	4.536	4.035
Distributions from net investment income	(2.055)	(1.458)	(.517)	(.981)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.690)	(2.293)	(1.426)	(1.415)
Net asset value, end of period	$54.05	$56.59	$63.54	$60.43
Total Return D	.47%	(7.58)%	7.59%	7.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%
Net investment income (loss)	3.94%	2.55%	.85%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$106	$115	$107
Portfolio turnover rate G	25%	64%	31%	62% H

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement Income Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.60	$63.55	$60.42	$57.81
Income from Investment Operations
Net investment income (loss) B,C	2.164	1.583	.588	.941
Net realized and unrealized gain (loss)	(1.959)	(6.174)	4.005	3.151
Total from investment operations	.205	(4.591)	4.593	4.092
Distributions from net investment income	(2.110)	(1.524)	(.554)	(1.048)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.745)	(2.359)	(1.463)	(1.482)
Net asset value, end of period	$54.06	$56.60	$63.55	$60.42
Total Return D	.57%	(7.48)%	7.69%	7.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%
Net investment income (loss)	4.05%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$494	$711	$539	$434
Portfolio turnover rate G	25%	64%	31%	62% H

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.64	$63.58	$60.48	$57.71	$57.52
Income from Investment Operations
Net investment income (loss) A,B	2.059	1.480	.464	.828	1.167
Net realized and unrealized gain (loss)	(1.961)	(6.193)	4.011	3.233	1.593
Total from investment operations	.098	(4.713)	4.475	4.061	2.760
Distributions from net investment income	(1.993)	(1.392)	(.466)	(.857)	(1.184)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)	(1.386)
Total distributions	(2.628)	(2.227)	(1.375)	(1.291)	(2.570)
Net asset value, end of period	$54.11	$56.64	$63.58	$60.48	$57.71
Total Return C	.37%	(7.66)%	7.48%	7.14%	5.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	3.85%	2.45%	.75%	1.43%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$159	$176	$270	$300	$96
Portfolio turnover rate F	25%	64%	31%	62% G	68%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Managed Retirement Income Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.57	$63.52	$60.41	$57.79
Income from Investment Operations
Net investment income (loss) B,C	2.161	1.587	.588	.947
Net realized and unrealized gain (loss)	(1.956)	(6.181)	4.008	3.145
Total from investment operations	.205	(4.594)	4.596	4.092
Distributions from net investment income	(2.110)	(1.521)	(.577)	(1.038)
Distributions from net realized gain	(.635)	(.835)	(.909)	(.434)
Total distributions	(2.745)	(2.356)	(1.486)	(1.472)
Net asset value, end of period	$54.03	$56.57	$63.52	$60.41
Total Return D	.57%	(7.49)%	7.69%	7.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%
Net investment income (loss)	4.04%	2.65%	.95%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$107	$107	$115	$107
Portfolio turnover rate G	25%	64%	31%	62% H

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Managed Retirement 2010 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18.4
Fidelity Series Investment Grade Bond Fund	12.1
Fidelity Series Government Bond Index Fund	11.8
Fidelity Series Investment Grade Securitized Fund	8.2
Fidelity Series Corporate Bond Fund	8.1
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Government Money Market Fund 5.33%	2.2
78.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 7.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	6,722	98,750
Fidelity Series Commodity Strategy Fund (a)	451	46,405
Fidelity Series Large Cap Growth Index Fund (a)	3,464	62,378
Fidelity Series Large Cap Stock Fund (a)	3,497	69,175
Fidelity Series Large Cap Value Index Fund (a)	8,580	128,523
Fidelity Series Small Cap Core Fund (a)	33	352
Fidelity Series Small Cap Opportunities Fund (a)	2,349	31,634
Fidelity Series Value Discovery Fund (a)	3,091	47,420
TOTAL DOMESTIC EQUITY FUNDS (Cost $387,828)		484,637

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	3,116	45,687
Fidelity Series Emerging Markets Fund (a)	6,580	57,577
Fidelity Series Emerging Markets Opportunities Fund (a)	14,378	259,375
Fidelity Series International Growth Fund (a)	6,947	115,383
Fidelity Series International Index Fund (a)	3,695	43,565
Fidelity Series International Small Cap Fund (a)	2,184	36,319
Fidelity Series International Value Fund (a)	10,139	116,088
Fidelity Series Overseas Fund (a)	9,088	115,511
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $686,522)		789,505

Bond Funds - 69.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	119,639	1,134,177
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	10,430	82,192
Fidelity Series Corporate Bond Fund (a)	55,247	501,092
Fidelity Series Emerging Markets Debt Fund (a)	4,227	31,828
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,116	10,782
Fidelity Series Floating Rate High Income Fund (a)	701	6,301
Fidelity Series Government Bond Index Fund (a)	79,888	728,582
Fidelity Series High Income Fund (a)	4,052	33,470
Fidelity Series International Credit Fund (a)	667	5,135
Fidelity Series International Developed Markets Bond Index Fund (a)	28,111	239,506
Fidelity Series Investment Grade Bond Fund (a)	74,975	744,500
Fidelity Series Investment Grade Securitized Fund (a)	56,978	505,391
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,901	240,090
Fidelity Series Real Estate Income Fund (a)	902	8,745
TOTAL BOND FUNDS (Cost $4,718,240)		4,271,791

Short-Term Funds - 9.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	133,727	133,727
Fidelity Series Short-Term Credit Fund (a)	10,229	98,710
Fidelity Series Treasury Bill Index Fund (a)	38,061	378,331
TOTAL SHORT-TERM FUNDS (Cost $615,262)		610,768

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,407,852)	6,156,701
NET OTHER ASSETS (LIABILITIES) - 0.0%	(125)
NET ASSETS - 100.0%	6,156,576

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,177,959	218,453	192,950	55,584	(6,850)	(61,215)	1,134,177
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	81,140	40,810	28,415	6,293	(4,084)	(7,259)	82,192
Fidelity Series Blue Chip Growth Fund	131,529	30,503	83,395	4,212	(15,526)	35,639	98,750
Fidelity Series Canada Fund	63,755	6,761	26,566	1,672	2,338	(601)	45,687
Fidelity Series Commodity Strategy Fund	100,692	64,519	59,130	52,719	(28,237)	(31,439)	46,405
Fidelity Series Corporate Bond Fund	495,223	95,264	66,004	19,069	(299)	(23,092)	501,092
Fidelity Series Emerging Markets Debt Fund	34,850	4,092	7,635	1,984	(1,860)	2,381	31,828
Fidelity Series Emerging Markets Debt Local Currency Fund	11,534	558	2,875	-	(376)	1,941	10,782
Fidelity Series Emerging Markets Fund	45,177	20,541	12,262	990	(1,884)	6,005	57,577
Fidelity Series Emerging Markets Opportunities Fund	409,947	25,955	204,430	8,289	(26,973)	54,876	259,375
Fidelity Series Floating Rate High Income Fund	6,700	840	1,342	529	(48)	151	6,301
Fidelity Series Government Bond Index Fund	727,371	152,573	105,851	17,019	(2,006)	(43,505)	728,582
Fidelity Series Government Money Market Fund 5.33%	109,031	68,050	43,354	5,397	-	-	133,727
Fidelity Series High Income Fund	36,176	4,507	6,261	2,205	(493)	(459)	33,470
Fidelity Series International Credit Fund	5,389	300	-	300	-	(554)	5,135
Fidelity Series International Developed Markets Bond Index Fund	267,488	25,213	35,604	5,674	(3,852)	(13,739)	239,506
Fidelity Series International Growth Fund	132,711	17,481	44,749	4,006	(3,574)	13,514	115,383
Fidelity Series International Index Fund	55,569	5,812	23,977	1,285	791	5,370	43,565
Fidelity Series International Small Cap Fund	40,933	4,789	10,078	2,206	(545)	1,220	36,319
Fidelity Series International Value Fund	131,571	17,802	51,949	3,923	181	18,483	116,088
Fidelity Series Investment Grade Bond Fund	751,853	139,115	105,069	28,008	(1,248)	(40,151)	744,500
Fidelity Series Investment Grade Securitized Fund	531,821	87,852	75,463	17,142	(1,232)	(37,587)	505,391
Fidelity Series Large Cap Growth Index Fund	83,223	14,284	44,301	627	4,529	4,643	62,378
Fidelity Series Large Cap Stock Fund	91,164	17,084	46,013	5,447	3,323	3,617	69,175
Fidelity Series Large Cap Value Index Fund	174,072	34,866	84,870	5,156	6,723	(2,268)	128,523
Fidelity Series Long-Term Treasury Bond Index Fund	301,592	70,944	93,801	7,985	(19,139)	(19,506)	240,090
Fidelity Series Overseas Fund	133,492	14,006	45,900	2,110	(794)	14,707	115,511
Fidelity Series Real Estate Income Fund	18,845	3,814	11,995	1,531	(1,507)	(412)	8,745
Fidelity Series Short-Term Credit Fund	108,776	6,506	16,214	2,468	(351)	(7)	98,710
Fidelity Series Small Cap Core Fund	-	872	553	-	(7)	40	352
Fidelity Series Small Cap Opportunities Fund	43,997	6,269	20,407	1,990	114	1,661	31,634
Fidelity Series Treasury Bill Index Fund	327,268	156,981	104,845	15,562	(207)	(866)	378,331
Fidelity Series Value Discovery Fund	64,198	11,969	28,941	2,742	1,696	(1,502)	47,420
	6,695,046	1,369,385	1,685,199	284,124	(101,397)	(119,914)	6,156,701

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	484,637	484,637	-	-

International Equity Funds	789,505	789,505	-	-

Bond Funds	4,271,791	4,271,791	-	-

Short-Term Funds	610,768	610,768	-	-
Total Investments in Securities:	6,156,701	6,156,701	-	-
Fidelity Managed Retirement 2010 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,407,852)	$6,156,701

Total Investment in Securities (cost $6,407,852)		$6,156,701
Cash		56
Receivable for investments sold		61,054
Receivable for fund shares sold		216
Total assets		6,218,027
Liabilities
Payable for investments purchased	$46,888
Payable for fund shares redeemed	12,184
Accrued management fee	2,322
Distribution and service plan fees payable	57
Total Liabilities		61,451
Net Assets		$6,156,576
Net Assets consist of:
Paid in capital		$6,534,673
Total accumulated earnings (loss)		(378,097)
Net Assets		$6,156,576

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($240,840 ÷ 4,667.79 shares)(a)		$51.60
Maximum offering price per share (100/94.25 of $51.60)		$54.75
Fidelity Managed Retirement 2010 :
Net Asset Value, offering price and redemption price per share ($5,238,900 ÷ 101,451 shares)		$51.64
Class K :
Net Asset Value, offering price and redemption price per share ($128,559 ÷ 2,490.65 shares)		$51.62
Class K6 :
Net Asset Value, offering price and redemption price per share ($289,695 ÷ 5,612.44 shares)		$51.62
Class I :
Net Asset Value, offering price and redemption price per share ($93,067 ÷ 1,802.63 shares)		$51.63
Class Z6 :
Net Asset Value, offering price and redemption price per share ($165,515 ÷ 3,206.96 shares)		$51.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$266,618
Expenses
Management fee	$28,214
Distribution and service plan fees	728
Independent trustees' fees and expenses	23
Total expenses before reductions	28,965
Expense reductions	(2)
Total expenses after reductions		28,963
Net Investment income (loss)		237,655
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(101,397)
Capital gain distributions from underlying funds:
Affiliated issuers	17,506
Total net realized gain (loss)		(83,891)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(119,914)
Total change in net unrealized appreciation (depreciation)		(119,914)
Net gain (loss)		(203,805)
Net increase (decrease) in net assets resulting from operations		$33,850
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,655	$175,948
Net realized gain (loss)	(83,891)	200,489
Change in net unrealized appreciation (depreciation)	(119,914)	(952,936)
Net increase (decrease) in net assets resulting from operations	33,850	(576,499)
Distributions to shareholders	(339,967)	(449,109)

Share transactions - net increase (decrease)	(232,213)	11,415
Total increase (decrease) in net assets	(538,330)	(1,014,193)

Net Assets
Beginning of period	6,694,906	7,709,099
End of period	$6,156,576	$6,694,906

Fidelity Advisor Managed Retirement 2010 Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.07	$62.41	$58.79	$56.34	$56.78
Income from Investment Operations
Net investment income (loss) A,B	1.772	1.275	.342	.777	.979
Net realized and unrealized gain (loss)	(1.646)	(6.182)	5.126	3.204	1.401
Total from investment operations	.126	(4.907)	5.468	3.981	2.380
Distributions from net investment income	(1.726)	(1.207)	(.379)	(.812)	(1.001)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(2.596)	(3.433)	(1.848)	(1.531)	(2.820)
Net asset value, end of period	$51.60	$54.07	$62.41	$58.79	$56.34
Total Return C,D	.45%	(8.32)%	9.46%	7.19%	4.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.71%	.71%	.71%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.71%	.75%
Expenses net of all reductions	.71%	.71%	.71%	.71%	.75%
Net investment income (loss)	3.48%	2.21%	.56%	1.37%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$241	$325	$394	$188	$202
Portfolio turnover rate G	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.12	$62.47	$58.82	$56.37	$56.80
Income from Investment Operations
Net investment income (loss) A,B	1.899	1.421	.493	.920	1.113
Net realized and unrealized gain (loss)	(1.652)	(6.181)	5.129	3.204	1.402
Total from investment operations	.247	(4.760)	5.622	4.124	2.515
Distributions from net investment income	(1.857)	(1.364)	(.503)	(.955)	(1.126)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(2.727)	(3.590)	(1.972)	(1.674)	(2.945)
Net asset value, end of period	$51.64	$54.12	$62.47	$58.82	$56.37
Total Return C	.69%	(8.08)%	9.73%	7.46%	4.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.50%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.50%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.50%
Net investment income (loss)	3.73%	2.46%	.81%	1.62%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$5,239	$5,655	$6,728	$7,144	$9,091
Portfolio turnover rate F	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.45	$58.81	$56.39
Income from Investment Operations
Net investment income (loss) B,C	1.947	1.474	.554	.976
Net realized and unrealized gain (loss)	(1.646)	(6.173)	5.122	3.182
Total from investment operations	.301	(4.699)	5.676	4.158
Distributions from net investment income	(1.911)	(1.425)	(.567)	(1.019)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.781)	(3.651)	(2.036)	(1.738)
Net asset value, end of period	$51.62	$54.10	$62.45	$58.81
Total Return D,E	.80%	(7.99)%	9.83%	7.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%
Net investment income (loss)	3.83%	2.56%	.91%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$129	$109	$118	$108
Portfolio turnover rate H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2010 Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.46	$58.82	$56.39
Income from Investment Operations
Net investment income (loss) B,C	2.000	1.503	.615	1.029
Net realized and unrealized gain (loss)	(1.650)	(6.145)	5.120	3.191
Total from investment operations	.350	(4.642)	5.735	4.220
Distributions from net investment income	(1.960)	(1.492)	(.626)	(1.071)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.830)	(3.718)	(2.095)	(1.790)
Net asset value, end of period	$51.62	$54.10	$62.46	$58.82
Total Return D,E	.90%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%
Expenses net of all reductions	.26%	.26%	.26%	.26%
Net investment income (loss)	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$290	$337	$174	$160
Portfolio turnover rate H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$54.11	$62.46	$58.82	$56.36	$56.79
Income from Investment Operations
Net investment income (loss) A,B	1.898	1.417	.493	.919	1.105
Net realized and unrealized gain (loss)	(1.652)	(6.176)	5.120	3.213	1.414
Total from investment operations	.246	(4.759)	5.613	4.132	2.519
Distributions from net investment income	(1.856)	(1.365)	(.504)	(.953)	(1.130)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)	(1.819)
Total distributions	(2.726)	(3.591)	(1.973)	(1.672)	(2.949)
Net asset value, end of period	$51.63	$54.11	$62.46	$58.82	$56.36
Total Return C	.69%	(8.08)%	9.72%	7.47%	4.74%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.50%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.50%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.50%
Net investment income (loss)	3.73%	2.46%	.81%	1.62%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$93	$103	$113	$113	$110
Portfolio turnover rate F	22%	54%	41%	45%	62%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2010 Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$54.10	$62.45	$58.81	$56.38
Income from Investment Operations
Net investment income (loss) B,C	1.999	1.532	.614	1.029
Net realized and unrealized gain (loss)	(1.658)	(6.173)	5.122	3.191
Total from investment operations	.341	(4.641)	5.736	4.220
Distributions from net investment income	(1.961)	(1.483)	(.627)	(1.071)
Distributions from net realized gain	(.870)	(2.226)	(1.469)	(.719)
Total distributions	(2.831)	(3.709)	(2.096)	(1.790)
Net asset value, end of period	$51.61	$54.10	$62.45	$58.81
Total Return D,E	.88%	(7.90)%	9.94%	7.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%
Expenses net of all reductions	.26%	.26%	.26%	.26%
Net investment income (loss)	3.93%	2.65%	1.01%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$166	$166	$183	$169
Portfolio turnover rate H	22%	54%	41%	45%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14.4
Fidelity Series Investment Grade Bond Fund	11.3
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Treasury Bill Index Fund	5.0
Fidelity Series Emerging Markets Opportunities Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Large Cap Value Index Fund	3.2
73.1

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	10,760	158,062
Fidelity Series Commodity Strategy Fund (a)	466	47,955
Fidelity Series Large Cap Growth Index Fund (a)	5,544	99,840
Fidelity Series Large Cap Stock Fund (a)	5,597	110,718
Fidelity Series Large Cap Value Index Fund (a)	13,733	205,725
Fidelity Series Small Cap Core Fund (a)	51	555
Fidelity Series Small Cap Opportunities Fund (a)	3,758	50,622
Fidelity Series Value Discovery Fund (a)	4,948	75,895
TOTAL DOMESTIC EQUITY FUNDS (Cost $598,183)		749,372

International Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,008	58,763
Fidelity Series Emerging Markets Fund (a)	8,010	70,089
Fidelity Series Emerging Markets Opportunities Fund (a)	16,815	303,349
Fidelity Series International Growth Fund (a)	8,924	148,236
Fidelity Series International Index Fund (a)	4,753	56,036
Fidelity Series International Small Cap Fund (a)	2,796	46,495
Fidelity Series International Value Fund (a)	13,035	149,252
Fidelity Series Overseas Fund (a)	11,676	148,400
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $847,080)		980,620

Bond Funds - 64.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	96,382	913,699
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,059	205,342
Fidelity Series Corporate Bond Fund (a)	53,346	483,851
Fidelity Series Emerging Markets Debt Fund (a)	4,367	32,880
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,155	11,156
Fidelity Series Floating Rate High Income Fund (a)	717	6,448
Fidelity Series Government Bond Index Fund (a)	77,140	703,521
Fidelity Series High Income Fund (a)	4,185	34,568
Fidelity Series International Credit Fund (a)	290	2,232
Fidelity Series International Developed Markets Bond Index Fund (a)	29,379	250,310
Fidelity Series Investment Grade Bond Fund (a)	72,396	718,888
Fidelity Series Investment Grade Securitized Fund (a)	55,018	488,006
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,069	258,683
Fidelity Series Real Estate Income Fund (a)	922	8,943
TOTAL BOND FUNDS (Cost $4,627,419)		4,118,527

Short-Term Funds - 8.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	113,784	113,784
Fidelity Series Short-Term Credit Fund (a)	7,915	76,378
Fidelity Series Treasury Bill Index Fund (a)	31,873	316,813
TOTAL SHORT-TERM FUNDS (Cost $510,298)		506,975

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,582,980)	6,355,494
NET OTHER ASSETS (LIABILITIES) - 0.0%	(342)
NET ASSETS - 100.0%	6,355,152

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,376	204,819	229,396	44,226	(4,046)	(51,082)	913,699
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	229,067	65,823	59,002	14,156	(7,553)	(22,993)	205,342
Fidelity Series Blue Chip Growth Fund	209,150	43,462	127,385	6,450	(24,475)	57,310	158,062
Fidelity Series Canada Fund	85,646	9,148	38,252	2,128	6,751	(4,530)	58,763
Fidelity Series Commodity Strategy Fund	110,544	70,861	69,777	56,228	(28,637)	(35,036)	47,955
Fidelity Series Corporate Bond Fund	505,723	101,618	100,467	18,278	(3,685)	(19,338)	483,851
Fidelity Series Emerging Markets Debt Fund	38,274	4,345	10,265	2,041	(2,761)	3,287	32,880
Fidelity Series Emerging Markets Debt Local Currency Fund	12,707	572	3,719	-	(550)	2,146	11,156
Fidelity Series Emerging Markets Fund	55,240	27,196	17,664	1,140	(1,919)	7,236	70,089
Fidelity Series Emerging Markets Opportunities Fund	499,014	26,447	254,141	9,566	(29,141)	61,170	303,349
Fidelity Series Floating Rate High Income Fund	7,347	2,113	3,113	539	(113)	214	6,448
Fidelity Series Government Bond Index Fund	742,814	164,771	159,340	16,303	(5,081)	(39,643)	703,521
Fidelity Series Government Money Market Fund 5.33%	91,044	71,273	48,533	4,497	-	-	113,784
Fidelity Series High Income Fund	39,670	5,022	9,130	2,266	(910)	(84)	34,568
Fidelity Series International Credit Fund	2,343	130	-	130	-	(241)	2,232
Fidelity Series International Developed Markets Bond Index Fund	293,341	38,015	62,505	5,810	(3,919)	(14,622)	250,310
Fidelity Series International Growth Fund	178,276	22,168	64,573	5,096	(2,447)	14,812	148,236
Fidelity Series International Index Fund	74,651	7,473	33,834	1,634	2,753	4,993	56,036
Fidelity Series International Small Cap Fund	54,975	5,549	14,775	2,806	(437)	1,183	46,495
Fidelity Series International Value Fund	176,756	20,426	71,491	4,990	713	22,848	149,252
Fidelity Series Investment Grade Bond Fund	767,790	152,809	161,046	26,845	(4,681)	(35,984)	718,888
Fidelity Series Investment Grade Securitized Fund	543,101	95,105	112,038	16,422	(5,140)	(33,022)	488,006
Fidelity Series Large Cap Growth Index Fund	132,345	21,150	68,611	984	8,436	6,520	99,840
Fidelity Series Large Cap Stock Fund	144,986	25,095	70,730	8,317	5,479	5,888	110,718
Fidelity Series Large Cap Value Index Fund	276,852	45,178	123,959	8,105	10,659	(3,005)	205,725
Fidelity Series Long-Term Treasury Bond Index Fund	343,883	75,407	118,568	8,532	(20,219)	(21,820)	258,683
Fidelity Series Overseas Fund	179,321	17,683	65,911	2,684	4,333	12,974	148,400
Fidelity Series Real Estate Income Fund	22,362	3,281	14,592	1,639	(1,599)	(509)	8,943
Fidelity Series Short-Term Credit Fund	90,832	5,659	19,775	1,920	(499)	161	76,378
Fidelity Series Small Cap Core Fund	-	1,348	846	-	(10)	63	555
Fidelity Series Small Cap Opportunities Fund	70,833	9,326	32,578	3,061	410	2,631	50,622
Fidelity Series Treasury Bill Index Fund	273,248	157,718	113,280	12,787	(241)	(632)	316,813
Fidelity Series Value Discovery Fund	102,106	17,824	44,497	4,302	2,395	(1,933)	75,895
	7,348,617	1,518,814	2,323,793	293,882	(106,134)	(81,038)	6,355,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	749,372	749,372	-	-

International Equity Funds	980,620	980,620	-	-

Bond Funds	4,118,527	4,118,527	-	-

Short-Term Funds	506,975	506,975	-	-
Total Investments in Securities:	6,355,494	6,355,494	-	-
Fidelity Managed Retirement 2015 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $6,582,980)	$6,355,494

Total Investment in Securities (cost $6,582,980)		$6,355,494
Cash		5
Receivable for investments sold		68,311
Receivable for fund shares sold		100
Total assets		6,423,910
Liabilities
Payable for investments purchased	$66,081
Payable for fund shares redeemed	33
Accrued management fee	2,408
Distribution and service plan fees payable	236
Total Liabilities		68,758
Net Assets		$6,355,152
Net Assets consist of:
Paid in capital		$6,763,395
Total accumulated earnings (loss)		(408,243)
Net Assets		$6,355,152

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,042,878 ÷ 20,655.93 shares)(a)		$50.49
Maximum offering price per share (100/94.25 of $50.49)		$53.57
Fidelity Managed Retirement 2015 :
Net Asset Value, offering price and redemption price per share ($4,612,323 ÷ 91,271.13 shares)		$50.53
Class K :
Net Asset Value, offering price and redemption price per share ($171,249 ÷ 3,389.72 shares)		$50.52
Class K6 :
Net Asset Value, offering price and redemption price per share ($162,262 ÷ 3,210.1 shares)		$50.55
Class I :
Net Asset Value, offering price and redemption price per share ($253,025 ÷ 5,006.2 shares)		$50.54
Class Z6 :
Net Asset Value, offering price and redemption price per share ($113,415 ÷ 2,243.5 shares)		$50.55
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$268,301
Expenses
Management fee	$29,150
Distribution and service plan fees	2,893
Independent trustees' fees and expenses	24
Total expenses before reductions	32,067
Expense reductions	(13)
Total expenses after reductions		32,054
Net Investment income (loss)		236,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(106,134)
Capital gain distributions from underlying funds:
Affiliated issuers	25,581
Total net realized gain (loss)		(80,553)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(81,038)
Total change in net unrealized appreciation (depreciation)		(81,038)
Net gain (loss)		(161,591)
Net increase (decrease) in net assets resulting from operations		$74,656
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$236,247	$200,628
Net realized gain (loss)	(80,553)	197,576
Change in net unrealized appreciation (depreciation)	(81,038)	(1,146,423)
Net increase (decrease) in net assets resulting from operations	74,656	(748,219)
Distributions to shareholders	(338,146)	(451,806)

Share transactions - net increase (decrease)	(729,610)	(374,012)
Total increase (decrease) in net assets	(993,100)	(1,574,037)

Net Assets
Beginning of period	7,348,252	8,922,289
End of period	$6,355,152	$7,348,252

Fidelity Advisor Managed Retirement 2015 Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.42	$60.51	$55.51	$53.13	$53.98
Income from Investment Operations
Net investment income (loss) A,B	1.675	1.241	.335	.690	.887
Net realized and unrealized gain (loss)	(1.158)	(6.395)	6.385	3.244	1.236
Total from investment operations	.517	(5.154)	6.720	3.934	2.123
Distributions from net investment income	(1.647)	(1.207)	(.369)	(.769)	(.884)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(2.447)	(2.936)	(1.720)	(1.554)	(2.973)
Net asset value, end of period	$50.49	$52.42	$60.51	$55.51	$53.13
Total Return C,D	1.25%	(8.96)%	12.31%	7.54%	4.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.71%	.71%	.72%	.72%	.78%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.72%	.78%
Expenses net of all reductions	.71%	.71%	.72%	.72%	.78%
Net investment income (loss)	3.39%	2.20%	.58%	1.30%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,043	$1,242	$1,461	$1,024	$244
Portfolio turnover rate G	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.47	$60.56	$55.53	$53.11	$53.97
Income from Investment Operations
Net investment income (loss) A,B	1.799	1.389	.481	.825	1.017
Net realized and unrealized gain (loss)	(1.166)	(6.410)	6.395	3.250	1.226
Total from investment operations	.633	(5.021)	6.876	4.075	2.243
Distributions from net investment income	(1.773)	(1.340)	(.495)	(.870)	(1.014)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(2.573)	(3.069)	(1.846)	(1.655)	(3.103)
Net asset value, end of period	$50.53	$52.47	$60.56	$55.53	$53.11
Total Return C	1.49%	(8.74)%	12.60%	7.83%	4.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.47%	.47%	.53%
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.53%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.53%
Net investment income (loss)	3.64%	2.45%	.83%	1.55%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$4,612	$4,768	$6,736	$5,155	$4,087
Portfolio turnover rate F	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.46	$60.55	$55.52	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.845	1.436	.539	.879
Net realized and unrealized gain (loss)	(1.158)	(6.395)	6.392	3.270
Total from investment operations	.687	(4.959)	6.931	4.149
Distributions from net investment income	(1.827)	(1.402)	(.550)	(.924)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.627)	(3.131)	(1.901)	(1.709)
Net asset value, end of period	$50.52	$52.46	$60.55	$55.52
Total Return D	1.60%	(8.64)%	12.71%	7.98%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.36%	.36%	.37%	.37%
Expenses net of fee waivers, if any	.36%	.36%	.37%	.37%
Expenses net of all reductions	.36%	.36%	.37%	.37%
Net investment income (loss)	3.74%	2.55%	.93%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$171	$111	$122	$108
Portfolio turnover rate G	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2015 Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.46	$60.56	$55.53	$53.08
Income from Investment Operations
Net investment income (loss) B,C	1.920	1.434	.597	.932
Net realized and unrealized gain (loss)	(1.181)	(6.334)	6.391	3.274
Total from investment operations	.739	(4.900)	6.988	4.206
Distributions from net investment income	(1.849)	(1.471)	(.607)	(.971)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.649)	(3.200)	(1.958)	(1.756)
Net asset value, end of period	$50.55	$52.46	$60.56	$55.53
Total Return D,E	1.70%	(8.54)%	12.82%	8.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.26%	.27%	.27%
Expenses net of all reductions	.25%	.26%	.27%	.27%
Net investment income (loss)	3.85%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$162	$837	$204	$112
Portfolio turnover rate H	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.48	$60.57	$55.54	$53.12	$53.98
Income from Investment Operations
Net investment income (loss) A,B	1.799	1.376	.481	.827	1.015
Net realized and unrealized gain (loss)	(1.168)	(6.387)	6.390	3.242	1.227
Total from investment operations	.631	(5.011)	6.871	4.069	2.242
Distributions from net investment income	(1.771)	(1.350)	(.490)	(.864)	(1.013)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)	(2.089)
Total distributions	(2.571)	(3.079)	(1.841)	(1.649)	(3.102)
Net asset value, end of period	$50.54	$52.48	$60.57	$55.54	$53.12
Total Return C	1.48%	(8.72)%	12.59%	7.81%	4.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.47%	.47%	.53%
Expenses net of fee waivers, if any	.46%	.46%	.47%	.47%	.53%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.53%
Net investment income (loss)	3.64%	2.45%	.83%	1.55%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$253	$279	$278	$274	$287
Portfolio turnover rate F	23%	60%	32%	61%	67%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2015 Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$52.49	$60.58	$55.55	$53.09
Income from Investment Operations
Net investment income (loss) B,C	1.898	1.493	.597	.932
Net realized and unrealized gain (loss)	(1.165)	(6.396)	6.390	3.276
Total from investment operations	.733	(4.903)	6.987	4.208
Distributions from net investment income	(1.873)	(1.458)	(.606)	(.963)
Distributions from net realized gain	(.800)	(1.729)	(1.351)	(.785)
Total distributions	(2.673)	(3.187)	(1.957)	(1.748)
Net asset value, end of period	$50.55	$52.49	$60.58	$55.55
Total Return D	1.69%	(8.54)%	12.81%	8.09%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.26%	.26%	.27%	.27%
Expenses net of all reductions	.26%	.26%	.27%	.27%
Net investment income (loss)	3.84%	2.65%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$112	$122	$108
Portfolio turnover rate G	23%	60%	32%	61%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.3
Fidelity Series Government Bond Index Fund	10.3
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Corporate Bond Fund	7.1
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.1
Fidelity Series Large Cap Value Index Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
68.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	20,082	295,007
Fidelity Series Commodity Strategy Fund (a)	642	66,092
Fidelity Series Large Cap Growth Index Fund (a)	10,345	186,316
Fidelity Series Large Cap Stock Fund (a)	10,446	206,623
Fidelity Series Large Cap Value Index Fund (a)	25,634	383,990
Fidelity Series Small Cap Core Fund (a)	125	1,355
Fidelity Series Small Cap Opportunities Fund (a)	7,010	94,427
Fidelity Series Value Discovery Fund (a)	9,231	141,611
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,123,482)		1,375,421

International Equity Funds - 18.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,595	96,684
Fidelity Series Emerging Markets Fund (a)	13,280	116,200
Fidelity Series Emerging Markets Opportunities Fund (a)	25,655	462,813
Fidelity Series International Growth Fund (a)	14,687	243,958
Fidelity Series International Index Fund (a)	7,820	92,199
Fidelity Series International Small Cap Fund (a)	4,592	76,370
Fidelity Series International Value Fund (a)	21,450	245,605
Fidelity Series Overseas Fund (a)	19,215	244,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,393,308)		1,578,056

Bond Funds - 60.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,319	903,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	56,906	448,419
Fidelity Series Corporate Bond Fund (a)	68,471	621,030
Fidelity Series Emerging Markets Debt Fund (a)	6,017	45,311
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,592	15,382
Fidelity Series Floating Rate High Income Fund (a)	985	8,858
Fidelity Series Government Bond Index Fund (a)	99,013	902,994
Fidelity Series High Income Fund (a)	5,751	47,504
Fidelity Series International Credit Fund (a)	232	1,789
Fidelity Series International Developed Markets Bond Index Fund (a)	40,625	346,129
Fidelity Series Investment Grade Bond Fund (a)	92,921	922,704
Fidelity Series Investment Grade Securitized Fund (a)	70,616	626,368
Fidelity Series Long-Term Treasury Bond Index Fund (a)	63,253	371,293
Fidelity Series Real Estate Income Fund (a)	1,256	12,187
TOTAL BOND FUNDS (Cost $5,988,252)		5,273,590

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	123,748	123,748
Fidelity Series Short-Term Credit Fund (a)	7,172	69,208
Fidelity Series Treasury Bill Index Fund (a)	33,730	335,280
TOTAL SHORT-TERM FUNDS (Cost $531,125)		528,236

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,036,167)	8,755,303
NET OTHER ASSETS (LIABILITIES) - 0.0%	(193)
NET ASSETS - 100.0%	8,755,110

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	973,591	273,687	285,949	44,985	(7,199)	(49,519)	903,622
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	515,293	152,853	147,174	31,384	(18,842)	(53,711)	448,419
Fidelity Series Blue Chip Growth Fund	382,544	88,209	234,898	12,378	(63,301)	122,453	295,007
Fidelity Series Canada Fund	141,395	19,962	67,686	3,599	5,679	(2,666)	96,684
Fidelity Series Commodity Strategy Fund	154,277	109,287	103,909	82,702	(48,786)	(44,777)	66,092
Fidelity Series Corporate Bond Fund	653,761	171,098	170,965	24,046	(14,537)	(18,327)	621,030
Fidelity Series Emerging Markets Debt Fund	53,422	7,890	16,472	2,898	(2,488)	2,959	45,311
Fidelity Series Emerging Markets Debt Local Currency Fund	17,731	1,395	5,921	-	(715)	2,892	15,382
Fidelity Series Emerging Markets Fund	84,756	50,068	26,884	1,783	(4,820)	13,080	116,200
Fidelity Series Emerging Markets Opportunities Fund	765,590	62,368	409,479	15,024	(76,374)	120,708	462,813
Fidelity Series Floating Rate High Income Fund	10,170	3,655	5,096	761	(175)	304	8,858
Fidelity Series Government Bond Index Fund	960,216	269,203	265,589	21,408	(14,177)	(46,659)	902,994
Fidelity Series Government Money Market Fund 5.33%	87,618	90,505	54,375	4,808	-	-	123,748
Fidelity Series High Income Fund	55,379	9,619	15,846	3,221	(1,436)	(212)	47,504
Fidelity Series International Credit Fund	1,877	105	-	104	-	(193)	1,789
Fidelity Series International Developed Markets Bond Index Fund	409,032	78,654	113,942	8,209	(9,033)	(18,582)	346,129
Fidelity Series International Growth Fund	294,302	49,236	118,492	8,620	(10,823)	29,735	243,958
Fidelity Series International Index Fund	123,237	16,979	60,327	2,765	(544)	12,854	92,199
Fidelity Series International Small Cap Fund	90,920	12,024	27,200	4,746	(3,656)	4,282	76,370
Fidelity Series International Value Fund	291,606	43,256	127,328	8,441	(1,663)	39,734	245,605
Fidelity Series Investment Grade Bond Fund	992,561	254,766	268,087	35,313	(18,292)	(38,244)	922,704
Fidelity Series Investment Grade Securitized Fund	702,080	164,909	188,313	21,579	(14,202)	(38,106)	626,368
Fidelity Series Large Cap Growth Index Fund	242,075	45,554	128,104	1,858	15,459	11,332	186,316
Fidelity Series Large Cap Stock Fund	265,195	55,048	133,999	15,879	10,017	10,362	206,623
Fidelity Series Large Cap Value Index Fund	506,406	93,015	227,453	15,488	21,848	(9,826)	383,990
Fidelity Series Long-Term Treasury Bond Index Fund	496,350	126,738	186,885	12,570	(36,046)	(28,864)	371,293
Fidelity Series Overseas Fund	296,030	42,949	122,260	4,540	(4,638)	32,146	244,227
Fidelity Series Real Estate Income Fund	31,887	7,675	24,187	2,354	(2,432)	(756)	12,187
Fidelity Series Short-Term Credit Fund	87,414	9,547	27,329	1,843	(810)	386	69,208
Fidelity Series Small Cap Core Fund	-	2,554	1,333	1	(19)	153	1,355
Fidelity Series Small Cap Opportunities Fund	130,081	21,854	62,712	5,853	(4,715)	9,919	94,427
Fidelity Series Treasury Bill Index Fund	263,033	245,931	172,730	13,648	(314)	(640)	335,280
Fidelity Series Value Discovery Fund	186,766	40,573	85,925	8,207	4,553	(4,356)	141,611
	10,266,595	2,621,166	3,886,849	421,015	(302,481)	57,861	8,755,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,375,421	1,375,421	-	-

International Equity Funds	1,578,056	1,578,056	-	-

Bond Funds	5,273,590	5,273,590	-	-

Short-Term Funds	528,236	528,236	-	-
Total Investments in Securities:	8,755,303	8,755,303	-	-
Fidelity Managed Retirement 2020 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,036,167)	$8,755,303

Total Investment in Securities (cost $9,036,167)		$8,755,303
Cash		40
Receivable for investments sold		105,418
Receivable for fund shares sold		200
Total assets		8,860,961
Liabilities
Payable for investments purchased	$102,443
Payable for fund shares redeemed	33
Accrued management fee	3,307
Distribution and service plan fees payable	68
Total Liabilities		105,851
Net Assets		$8,755,110
Net Assets consist of:
Paid in capital		$9,446,223
Total accumulated earnings (loss)		(691,113)
Net Assets		$8,755,110

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($234,288 ÷ 4,600.38 shares)(a)		$50.93
Maximum offering price per share (100/94.25 of $50.93)		$54.04
Fidelity Managed Retirement 2020 :
Net Asset Value, offering price and redemption price per share ($7,304,879 ÷ 143,227.51 shares)		$51.00
Class K :
Net Asset Value, offering price and redemption price per share ($140,566 ÷ 2,755.7 shares)		$51.01
Class K6 :
Net Asset Value, offering price and redemption price per share ($740,556 ÷ 14,517.07 shares)		$51.01
Class I :
Net Asset Value, offering price and redemption price per share ($218,138 ÷ 4,275.11 shares)		$51.03
Class Z6 :
Net Asset Value, offering price and redemption price per share ($116,683 ÷ 2,287.25 shares)		$51.01
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$373,528
Expenses
Management fee	$41,520
Distribution and service plan fees	1,300
Independent trustees' fees and expenses	34
Total expenses before reductions	42,854
Expense reductions	(1)
Total expenses after reductions		42,853
Net Investment income (loss)		330,675
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(302,481)
Capital gain distributions from underlying funds:
Affiliated issuers	47,487
Total net realized gain (loss)		(254,994)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	57,861
Total change in net unrealized appreciation (depreciation)		57,861
Net gain (loss)		(197,133)
Net increase (decrease) in net assets resulting from operations		$133,542
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,675	$299,008
Net realized gain (loss)	(254,994)	175,685
Change in net unrealized appreciation (depreciation)	57,861	(1,691,577)
Net increase (decrease) in net assets resulting from operations	133,542	(1,216,884)
Distributions to shareholders	(360,184)	(584,790)

Share transactions - net increase (decrease)	(1,284,586)	(1,268,088)
Total increase (decrease) in net assets	(1,511,228)	(3,069,762)

Net Assets
Beginning of period	10,266,338	13,336,100
End of period	$8,755,110	$10,266,338

Fidelity Advisor Managed Retirement 2020 Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.75	$59.83	$53.77	$51.34	$52.52
Income from Investment Operations
Net investment income (loss) A,B	1.630	1.245	.327	.639	.783
Net realized and unrealized gain (loss)	(.705)	(6.741)	7.664	3.282	1.134
Total from investment operations	.925	(5.496)	7.991	3.921	1.917
Distributions from net investment income	(1.571)	(1.232)	(.409)	(.754)	(.822)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(1.745)	(2.584)	(1.931)	(1.491)	(3.097)
Net asset value, end of period	$50.93	$51.75	$59.83	$53.77	$51.34
Total Return C,D	2.03%	(9.62)%	15.15%	7.76%	4.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.72%	.72%	.72%	.81% G
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.81% G
Expenses net of all reductions	.72%	.72%	.72%	.72%	.81% G
Net investment income (loss)	3.30%	2.22%	.57%	1.26%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$234	$509	$678	$155	$20
Portfolio turnover rate H	28%	67%	35%	69%	86%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.84	$59.92	$53.81	$51.35	$52.53
Income from Investment Operations
Net investment income (loss) A,B	1.755	1.389	.470	.777	.916
Net realized and unrealized gain (loss)	(.706)	(6.758)	7.671	3.281	1.125
Total from investment operations	1.049	(5.369)	8.141	4.058	2.041
Distributions from net investment income	(1.715)	(1.359)	(.509)	(.861)	(.946)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(1.889)	(2.711)	(2.031)	(1.598)	(3.221)
Net asset value, end of period	$51.00	$51.84	$59.92	$53.81	$51.35
Total Return C	2.29%	(9.40)%	15.44%	8.04%	4.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.55%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.55%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.55%
Net investment income (loss)	3.55%	2.47%	.82%	1.51%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$7,305	$8,171	$11,460	$6,193	$4,303
Portfolio turnover rate F	28%	67%	35%	69%	86%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.804	1.439	.526	.829
Net realized and unrealized gain (loss)	(.698)	(6.752)	7.661	3.357
Total from investment operations	1.106	(5.313)	8.187	4.186
Distributions from net investment income	(1.772)	(1.415)	(.555)	(.909)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.946)	(2.767)	(2.077)	(1.646)
Net asset value, end of period	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.41%	(9.31)%	15.53%	8.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.37%	.37%	.37%	.37%
Expenses net of all reductions	.37%	.37%	.37%	.37%
Net investment income (loss)	3.65%	2.57%	.92%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$141	$113	$125	$108
Portfolio turnover rate H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2020 Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.85	$59.93	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.856	1.458	.584	.869
Net realized and unrealized gain (loss)	(.707)	(6.709)	7.661	3.369
Total from investment operations	1.149	(5.251)	8.245	4.238
Distributions from net investment income	(1.815)	(1.477)	(.613)	(.961)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.989)	(2.829)	(2.135)	(1.698)
Net asset value, end of period	$51.01	$51.85	$59.93	$53.82
Total Return D,E	2.50%	(9.21)%	15.65%	8.42%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%
Net investment income (loss)	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$741	$1,110	$628	$406
Portfolio turnover rate H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$51.87	$59.95	$53.83	$51.35	$52.53
Income from Investment Operations
Net investment income (loss) A,B	1.757	1.389	.470	.779	.890
Net realized and unrealized gain (loss)	(.704)	(6.761)	7.673	3.282	1.148
Total from investment operations	1.053	(5.372)	8.143	4.061	2.038
Distributions from net investment income	(1.719)	(1.356)	(.501)	(.844)	(.943)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)	(2.275)
Total distributions	(1.893)	(2.708)	(2.023)	(1.581)	(3.218)
Net asset value, end of period	$51.03	$51.87	$59.95	$53.83	$51.35
Total Return C	2.30%	(9.40)%	15.44%	8.05%	4.27%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.47%	.55%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.55%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.55%
Net investment income (loss)	3.55%	2.47%	.82%	1.51%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$218	$249	$320	$212	$291
Portfolio turnover rate F	28%	67%	35%	69%	86%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2020 Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$51.86	$59.94	$53.82	$51.28
Income from Investment Operations
Net investment income (loss) B,C	1.854	1.494	.583	.881
Net realized and unrealized gain (loss)	(.711)	(6.747)	7.669	3.352
Total from investment operations	1.143	(5.253)	8.252	4.233
Distributions from net investment income	(1.819)	(1.475)	(.610)	(.956)
Distributions from net realized gain	(.174)	(1.352)	(1.522)	(.737)
Total distributions	(1.993)	(2.827)	(2.132)	(1.693)
Net asset value, end of period	$51.01	$51.86	$59.94	$53.82
Total Return D,E	2.48%	(9.21)%	15.66%	8.41%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%
Net investment income (loss)	3.75%	2.67%	1.02%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$114	$125	$108
Portfolio turnover rate H	28%	67%	35%	69%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.8
Fidelity Series Government Bond Index Fund	9.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.0
Fidelity Series Investment Grade Securitized Fund	6.6
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series Blue Chip Growth Fund	4.2
65.9

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	153,487	2,254,724
Fidelity Series Commodity Strategy Fund (a)	3,889	400,289
Fidelity Series Large Cap Growth Index Fund (a)	79,072	1,424,079
Fidelity Series Large Cap Stock Fund (a)	79,841	1,579,262
Fidelity Series Large Cap Value Index Fund (a)	195,930	2,935,027
Fidelity Series Small Cap Core Fund (a)	986	10,664
Fidelity Series Small Cap Opportunities Fund (a)	53,576	721,670
Fidelity Series Value Discovery Fund (a)	70,557	1,082,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,548,033)		10,408,061

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	46,513	681,876
Fidelity Series Emerging Markets Fund (a)	89,162	780,166
Fidelity Series Emerging Markets Opportunities Fund (a)	172,506	3,112,006
Fidelity Series International Growth Fund (a)	103,614	1,721,030
Fidelity Series International Index Fund (a)	55,155	650,276
Fidelity Series International Small Cap Fund (a)	32,259	536,459
Fidelity Series International Value Fund (a)	151,306	1,732,458
Fidelity Series Overseas Fund (a)	135,557	1,722,930
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,023,421)		10,937,201

Bond Funds - 55.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	350,406	3,321,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	471,881	3,718,420
Fidelity Series Corporate Bond Fund (a)	384,164	3,484,368
Fidelity Series Emerging Markets Debt Fund (a)	36,445	274,433
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,643	93,155
Fidelity Series Floating Rate High Income Fund (a)	5,932	53,328
Fidelity Series Government Bond Index Fund (a)	555,532	5,066,451
Fidelity Series High Income Fund (a)	34,731	286,874
Fidelity Series International Credit Fund (a)	1,550	11,931
Fidelity Series International Developed Markets Bond Index Fund (a)	245,929	2,095,312
Fidelity Series Investment Grade Bond Fund (a)	521,349	5,176,995
Fidelity Series Investment Grade Securitized Fund (a)	396,205	3,514,342
Fidelity Series Long-Term Treasury Bond Index Fund (a)	398,484	2,339,099
Fidelity Series Real Estate Income Fund (a)	7,648	74,187
TOTAL BOND FUNDS (Cost $33,672,745)		29,510,748

Short-Term Funds - 4.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	528,417	528,417
Fidelity Series Short-Term Credit Fund (a)	25,204	243,220
Fidelity Series Treasury Bill Index Fund (a)	140,512	1,396,693
TOTAL SHORT-TERM FUNDS (Cost $2,179,081)		2,168,330

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,423,280)	53,024,340
NET OTHER ASSETS (LIABILITIES) - 0.0%	(979)
NET ASSETS - 100.0%	53,023,361

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,131,574	1,098,305	721,398	146,926	(15,209)	(168,191)	3,321,853
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,848,965	1,251,245	836,401	235,442	(67,053)	(478,336)	3,718,420
Fidelity Series Blue Chip Growth Fund	2,580,615	668,538	1,451,321	84,725	(338,800)	795,692	2,254,724
Fidelity Series Canada Fund	892,508	165,376	403,254	23,412	11,597	15,649	681,876
Fidelity Series Commodity Strategy Fund	847,095	619,367	548,818	459,003	(274,311)	(243,044)	400,289
Fidelity Series Corporate Bond Fund	3,302,280	1,032,223	690,127	126,146	(40,658)	(119,350)	3,484,368
Fidelity Series Emerging Markets Debt Fund	293,431	51,405	74,831	16,435	(11,993)	16,421	274,433
Fidelity Series Emerging Markets Debt Local Currency Fund	97,612	10,609	27,873	-	(3,013)	15,820	93,155
Fidelity Series Emerging Markets Fund	505,875	417,865	208,457	10,933	(40,255)	105,138	780,166
Fidelity Series Emerging Markets Opportunities Fund	4,566,346	446,365	2,218,168	92,274	(564,640)	882,103	3,112,006
Fidelity Series Floating Rate High Income Fund	56,275	23,912	27,655	4,327	(878)	1,674	53,328
Fidelity Series Government Bond Index Fund	4,850,584	1,596,170	1,067,894	112,587	(56,549)	(255,860)	5,066,451
Fidelity Series Government Money Market Fund 5.33%	280,213	477,490	229,286	18,813	-	-	528,417
Fidelity Series High Income Fund	303,848	62,607	71,478	18,255	(5,476)	(2,627)	286,874
Fidelity Series International Credit Fund	12,522	696	-	696	-	(1,287)	11,931
Fidelity Series International Developed Markets Bond Index Fund	2,236,726	524,018	515,963	46,456	(25,483)	(123,986)	2,095,312
Fidelity Series International Growth Fund	1,858,103	397,792	678,486	56,081	(68,189)	211,810	1,721,030
Fidelity Series International Index Fund	777,904	128,684	343,960	17,989	(10,724)	98,372	650,276
Fidelity Series International Small Cap Fund	574,478	90,055	137,333	30,882	(22,015)	31,274	536,459
Fidelity Series International Value Fund	1,842,603	319,326	696,747	54,916	(5,630)	272,906	1,732,458
Fidelity Series Investment Grade Bond Fund	5,013,601	1,525,451	1,078,461	185,258	(62,924)	(220,672)	5,176,995
Fidelity Series Investment Grade Securitized Fund	3,546,325	1,003,213	770,678	113,331	(49,622)	(214,896)	3,514,342
Fidelity Series Large Cap Growth Index Fund	1,633,061	342,040	760,369	13,320	32,880	176,467	1,424,079
Fidelity Series Large Cap Stock Fund	1,789,350	400,646	775,488	108,074	39,915	124,839	1,579,262
Fidelity Series Large Cap Value Index Fund	3,416,886	690,713	1,289,567	109,071	65,838	51,157	2,935,027
Fidelity Series Long-Term Treasury Bond Index Fund	2,825,179	818,474	935,136	73,923	(197,453)	(171,965)	2,339,099
Fidelity Series Overseas Fund	1,868,698	355,996	700,113	29,538	(50,409)	248,758	1,722,930
Fidelity Series Real Estate Income Fund	176,042	41,421	126,017	13,254	(13,679)	(3,580)	74,187
Fidelity Series Short-Term Credit Fund	279,557	44,907	79,962	6,069	(1,546)	264	243,220
Fidelity Series Small Cap Core Fund	-	18,066	8,478	6	(127)	1,203	10,664
Fidelity Series Small Cap Opportunities Fund	873,574	163,970	362,303	40,116	(32,905)	79,334	721,670
Fidelity Series Treasury Bill Index Fund	841,140	1,294,453	735,430	52,306	(1,858)	(1,612)	1,396,693
Fidelity Series Value Discovery Fund	1,260,235	312,408	501,146	57,767	20,594	(9,745)	1,082,346
	56,383,205	16,393,806	19,072,598	2,358,331	(1,790,575)	1,113,730	53,024,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,408,061	10,408,061	-	-

International Equity Funds	10,937,201	10,937,201	-	-

Bond Funds	29,510,748	29,510,748	-	-

Short-Term Funds	2,168,330	2,168,330	-	-
Total Investments in Securities:	53,024,340	53,024,340	-	-
Fidelity Managed Retirement 2025 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $54,423,280)	$53,024,340

Total Investment in Securities (cost $54,423,280)		$53,024,340
Cash		411
Receivable for investments sold		652,598
Receivable for fund shares sold		2,030
Total assets		53,679,379
Liabilities
Payable for investments purchased	$629,358
Payable for fund shares redeemed	5,635
Accrued management fee	20,678
Distribution and service plan fees payable	347
Total Liabilities		656,018
Net Assets		$53,023,361
Net Assets consist of:
Paid in capital		$56,692,328
Total accumulated earnings (loss)		(3,668,967)
Net Assets		$53,023,361

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,583,394 ÷ 30,138.65 shares)(a)		$52.54
Maximum offering price per share (100/94.25 of $52.54)		$55.75
Fidelity Managed Retirement 2025 :
Net Asset Value, offering price and redemption price per share ($47,433,305 ÷ 900,705.33 shares)		$52.66
Class K :
Net Asset Value, offering price and redemption price per share ($363,774 ÷ 6,906.59 shares)		$52.67
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,349,597 ÷ 63,602.92 shares)		$52.66
Class I :
Net Asset Value, offering price and redemption price per share ($173,778 ÷ 3,288.37 shares)		$52.85
Class Z6 :
Net Asset Value, offering price and redemption price per share ($119,513 ÷ 2,264.66 shares)		$52.77
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,036,450
Expenses
Management fee	$247,169
Distribution and service plan fees	4,080
Independent trustees' fees and expenses	191
Total expenses before reductions	251,440
Expense reductions	(13)
Total expenses after reductions		251,427
Net Investment income (loss)		1,785,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,790,575)
Capital gain distributions from underlying funds:
Affiliated issuers	321,881
Total net realized gain (loss)		(1,468,694)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,113,730
Total change in net unrealized appreciation (depreciation)		1,113,730
Net gain (loss)		(354,964)
Net increase (decrease) in net assets resulting from operations		$1,430,059
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,785,023	$1,462,092
Net realized gain (loss)	(1,468,694)	1,579,222
Change in net unrealized appreciation (depreciation)	1,113,730	(9,408,802)
Net increase (decrease) in net assets resulting from operations	1,430,059	(6,367,488)
Distributions to shareholders	(2,607,842)	(3,176,472)

Share transactions - net increase (decrease)	(2,181,059)	6,559,519
Total increase (decrease) in net assets	(3,358,842)	(2,984,441)

Net Assets
Beginning of period	56,382,203	59,366,644
End of period	$53,023,361	$56,382,203

Fidelity Advisor Managed Retirement 2025 Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.57	$62.69	$55.13	$52.89	$54.27
Income from Investment Operations
Net investment income (loss) A,B	1.586	1.274	.377	.692	.818
Net realized and unrealized gain (loss)	(.249)	(7.367)	9.095	3.455	1.072
Total from investment operations	1.337	(6.093)	9.472	4.147	1.890
Distributions from net investment income	(1.562)	(1.297)	(.446)	(.756)	(.820)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(2.367)	(3.027)	(1.912)	(1.907)	(3.270)
Net asset value, end of period	$52.54	$53.57	$62.69	$55.13	$52.89
Total Return C,D	2.84%	(10.25)%	17.50%	8.01%	3.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.73%	.73%	.73%	.84%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.73%	.84%
Expenses net of all reductions	.73%	.73%	.73%	.73%	.84%
Net investment income (loss)	3.13%	2.19%	.63%	1.32%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,583	$1,689	$1,867	$993	$556
Portfolio turnover rate G	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.69	$62.80	$55.19	$52.92	$54.31
Income from Investment Operations
Net investment income (loss) A,B	1.716	1.421	.525	.825	.950
Net realized and unrealized gain (loss)	(.253)	(7.388)	9.109	3.466	1.062
Total from investment operations	1.463	(5.967)	9.634	4.291	2.012
Distributions from net investment income	(1.688)	(1.413)	(.558)	(.870)	(.952)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(2.493)	(3.143)	(2.024)	(2.021)	(3.402)
Net asset value, end of period	$52.66	$53.69	$62.80	$55.19	$52.92
Total Return C	3.09%	(10.03)%	17.79%	8.30%	4.11%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.48%	.48%	.48%	.59%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.59%
Expenses net of all reductions	.48%	.48%	.48%	.48%	.59%
Net investment income (loss)	3.38%	2.44%	.88%	1.57%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$47,433	$51,468	$55,127	$30,093	$20,130
Portfolio turnover rate F	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.71	$62.82	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.766	1.480	.582	.879
Net realized and unrealized gain (loss)	(.250)	(7.390)	9.109	3.572
Total from investment operations	1.516	(5.910)	9.691	4.451
Distributions from net investment income	(1.751)	(1.470)	(.605)	(.920)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.556)	(3.200)	(2.071)	(2.071)
Net asset value, end of period	$52.67	$53.71	$62.82	$55.20
Total Return D,E	3.20%	(9.94)%	17.90%	8.63%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.38%	.38%	.38%	.38%
Expenses net of all reductions	.38%	.38%	.38%	.38%
Net investment income (loss)	3.48%	2.54%	.98%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$364	$115	$128	$109
Portfolio turnover rate H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2025 Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.70	$62.81	$55.20	$52.82
Income from Investment Operations
Net investment income (loss) B,C	1.817	1.527	.648	.932
Net realized and unrealized gain (loss)	(.254)	(7.379)	9.105	3.567
Total from investment operations	1.563	(5.852)	9.753	4.499
Distributions from net investment income	(1.798)	(1.528)	(.677)	(.968)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.603)	(3.258)	(2.143)	(2.119)
Net asset value, end of period	$52.66	$53.70	$62.81	$55.20
Total Return D,E	3.30%	(9.85)%	18.03%	8.73%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%	.28%
Net investment income (loss)	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$3,350	$2,437	$1,351	$412
Portfolio turnover rate H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$53.82	$62.93	$55.30	$53.00	$54.38
Income from Investment Operations
Net investment income (loss) A,B	1.723	1.427	.525	.831	.906
Net realized and unrealized gain (loss)	(.249)	(7.400)	9.122	3.463	1.114
Total from investment operations	1.474	(5.973)	9.647	4.294	2.020
Distributions from net investment income	(1.639)	(1.407)	(.551)	(.843)	(.950)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)	(2.450)
Total distributions	(2.444)	(3.137)	(2.017)	(1.994)	(3.400)
Net asset value, end of period	$52.85	$53.82	$62.93	$55.30	$53.00
Total Return C	3.10%	(10.02)%	17.78%	8.29%	4.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.48%	.48%	.48%	.48%	.57% F
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.57% F
Expenses net of all reductions	.48%	.48%	.48%	.48%	.57% F
Net investment income (loss)	3.39%	2.44%	.88%	1.57%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$174	$556	$765	$498	$678
Portfolio turnover rate G	31%	53%	27%	67%	48%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2025 Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$53.80	$62.91	$55.28	$52.89
Income from Investment Operations
Net investment income (loss) B,C	1.821	1.541	.643	.933
Net realized and unrealized gain (loss)	(.255)	(7.395)	9.116	3.577
Total from investment operations	1.566	(5.854)	9.759	4.510
Distributions from net investment income	(1.791)	(1.526)	(.663)	(.969)
Distributions from net realized gain	(.805)	(1.730)	(1.466)	(1.151)
Total distributions	(2.596)	(3.256)	(2.129)	(2.120)
Net asset value, end of period	$52.77	$53.80	$62.91	$55.28
Total Return D,E	3.30%	(9.84)%	18.01%	8.74%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28%	.28%	.28%	.28%
Net investment income (loss)	3.58%	2.64%	1.08%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$120	$116	$128	$109
Portfolio turnover rate H	31%	53%	27%	67%

AFor the period August 1, 2019 (commencement of sale of shares) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Government Bond Index Fund	8.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series Large Cap Value Index Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.1
Fidelity Series Corporate Bond Fund	6.1
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 22.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	129,601	1,903,833
Fidelity Series Commodity Strategy Fund (a)	2,869	295,326
Fidelity Series Large Cap Growth Index Fund (a)	66,769	1,202,514
Fidelity Series Large Cap Stock Fund (a)	67,418	1,333,523
Fidelity Series Large Cap Value Index Fund (a)	165,436	2,478,236
Fidelity Series Small Cap Core Fund (a)	729	7,877
Fidelity Series Small Cap Opportunities Fund (a)	45,243	609,424
Fidelity Series Value Discovery Fund (a)	59,581	913,972
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,775,364)		8,744,705

International Equity Funds - 22.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	37,669	552,234
Fidelity Series Emerging Markets Fund (a)	70,324	615,335
Fidelity Series Emerging Markets Opportunities Fund (a)	136,073	2,454,749
Fidelity Series International Growth Fund (a)	83,909	1,393,727
Fidelity Series International Index Fund (a)	44,670	526,663
Fidelity Series International Small Cap Fund (a)	26,040	433,046
Fidelity Series International Value Fund (a)	122,534	1,403,017
Fidelity Series Overseas Fund (a)	109,777	1,395,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,834,075)		8,774,032

Bond Funds - 51.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	144,940	1,374,036
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	389,334	3,067,951
Fidelity Series Corporate Bond Fund (a)	261,852	2,375,000
Fidelity Series Emerging Markets Debt Fund (a)	26,908	202,617
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,102	68,607
Fidelity Series Floating Rate High Income Fund (a)	4,360	39,199
Fidelity Series Government Bond Index Fund (a)	378,668	3,453,454
Fidelity Series High Income Fund (a)	25,537	210,936
Fidelity Series International Credit Fund (a)	609	4,688
Fidelity Series International Developed Markets Bond Index Fund (a)	181,676	1,547,881
Fidelity Series Investment Grade Bond Fund (a)	355,363	3,528,751
Fidelity Series Investment Grade Securitized Fund (a)	270,063	2,395,457
Fidelity Series Long-Term Treasury Bond Index Fund (a)	310,280	1,821,345
Fidelity Series Real Estate Income Fund (a)	5,626	54,571
TOTAL BOND FUNDS (Cost $23,010,173)		20,144,493

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	335,223	335,223
Fidelity Series Short-Term Credit Fund (a)	17,616	169,992
Fidelity Series Treasury Bill Index Fund (a)	90,195	896,539
TOTAL SHORT-TERM FUNDS (Cost $1,410,398)		1,401,754

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,030,010)	39,064,984
NET OTHER ASSETS (LIABILITIES) - 0.0%	(671)
NET ASSETS - 100.0%	39,064,313

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,028,674	605,897	194,973	55,469	(3,343)	(61,000)	1,374,036
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,594,598	1,316,972	447,900	176,033	(15,364)	(380,355)	3,067,951
Fidelity Series Blue Chip Growth Fund	1,780,353	708,628	997,911	61,207	(232,205)	644,968	1,903,833
Fidelity Series Canada Fund	594,353	199,597	265,444	17,529	936	22,792	552,234
Fidelity Series Commodity Strategy Fund	517,746	470,216	356,597	297,669	(181,079)	(154,960)	295,326
Fidelity Series Corporate Bond Fund	1,853,100	949,680	335,185	80,336	(21,429)	(71,166)	2,375,000
Fidelity Series Emerging Markets Debt Fund	179,402	60,367	40,303	11,296	(1,844)	4,995	202,617
Fidelity Series Emerging Markets Debt Local Currency Fund	59,742	15,061	15,249	-	(1,043)	10,096	68,607
Fidelity Series Emerging Markets Fund	326,417	358,633	119,709	7,925	(22,701)	72,695	615,335
Fidelity Series Emerging Markets Opportunities Fund	2,945,650	617,126	1,356,506	66,940	(413,401)	661,880	2,454,749
Fidelity Series Floating Rate High Income Fund	34,387	21,292	17,026	2,983	(508)	1,054	39,199
Fidelity Series Government Bond Index Fund	2,721,885	1,444,822	525,965	72,177	(18,216)	(169,072)	3,453,454
Fidelity Series Government Money Market Fund 5.33%	149,333	331,691	145,801	11,861	-	-	335,223
Fidelity Series High Income Fund	185,661	68,237	37,801	12,555	(1,498)	(3,663)	210,936
Fidelity Series International Credit Fund	4,920	274	-	273	-	(506)	4,688
Fidelity Series International Developed Markets Bond Index Fund	1,367,641	559,939	282,646	33,263	(11,820)	(85,233)	1,547,881
Fidelity Series International Growth Fund	1,237,274	444,901	407,237	41,960	(24,774)	143,563	1,393,727
Fidelity Series International Index Fund	518,019	161,301	221,645	13,455	(8,059)	77,047	526,663
Fidelity Series International Small Cap Fund	382,451	115,177	74,602	23,102	(4,510)	14,530	433,046
Fidelity Series International Value Fund	1,226,921	394,434	422,158	41,087	(9,065)	212,885	1,403,017
Fidelity Series Investment Grade Bond Fund	2,813,392	1,416,111	533,305	118,090	(24,001)	(143,446)	3,528,751
Fidelity Series Investment Grade Securitized Fund	1,990,052	936,822	374,731	72,564	(16,882)	(139,804)	2,395,457
Fidelity Series Large Cap Growth Index Fund	1,126,641	388,409	502,353	10,537	(8,225)	198,042	1,202,514
Fidelity Series Large Cap Stock Fund	1,234,468	426,413	475,658	75,670	(11,686)	159,986	1,333,523
Fidelity Series Large Cap Value Index Fund	2,357,303	846,029	824,896	85,309	(23,438)	123,238	2,478,236
Fidelity Series Long-Term Treasury Bond Index Fund	1,818,918	805,739	547,709	53,663	(106,006)	(149,597)	1,821,345
Fidelity Series Overseas Fund	1,244,340	420,874	430,802	22,096	(21,013)	181,862	1,395,261
Fidelity Series Real Estate Income Fund	107,776	42,283	84,469	8,803	(6,338)	(4,681)	54,571
Fidelity Series Short-Term Credit Fund	148,987	53,025	31,628	3,877	(221)	(171)	169,992
Fidelity Series Small Cap Core Fund	-	15,144	8,052	4	(104)	889	7,877
Fidelity Series Small Cap Opportunities Fund	601,276	195,595	229,790	29,051	(30,761)	73,104	609,424
Fidelity Series Treasury Bill Index Fund	448,198	916,236	465,778	33,002	(1,601)	(516)	896,539
Fidelity Series Value Discovery Fund	869,437	354,346	318,270	45,146	(9,498)	17,957	913,972
	34,469,315	15,661,271	11,092,099	1,584,932	(1,229,697)	1,257,413	39,064,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,744,705	8,744,705	-	-

International Equity Funds	8,774,032	8,774,032	-	-

Bond Funds	20,144,493	20,144,493	-	-

Short-Term Funds	1,401,754	1,401,754	-	-
Total Investments in Securities:	39,064,984	39,064,984	-	-
Fidelity Managed Retirement 2030 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $41,030,010)	$39,064,984

Total Investment in Securities (cost $41,030,010)		$39,064,984
Cash		178
Receivable for investments sold		492,244
Receivable for fund shares sold		10,196
Total assets		39,567,602
Liabilities
Payable for investments purchased	$488,093
Payable for fund shares redeemed	34
Accrued management fee	15,064
Distribution and service plan fees payable	98
Total Liabilities		503,289
Net Assets		$39,064,313
Net Assets consist of:
Paid in capital		$42,649,874
Total accumulated earnings (loss)		(3,585,561)
Net Assets		$39,064,313

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($546,138 ÷ 51,493.98 shares)(a)		$10.61
Maximum offering price per share (100/94.25 of $10.61)		$11.26
Fidelity Managed Retirement 2030 Fund :
Net Asset Value, offering price and redemption price per share ($35,369,083 ÷ 3,330,887.87 shares)		$10.62
Class K :
Net Asset Value, offering price and redemption price per share ($346,623 ÷ 32,586.21 shares)		$10.64
Class K6 :
Net Asset Value, offering price and redemption price per share ($2,105,316 ÷ 197,952.32 shares)		$10.64
Class I :
Net Asset Value, offering price and redemption price per share ($350,576 ÷ 32,973.04 shares)		$10.63
Class Z6 :
Net Asset Value, offering price and redemption price per share ($346,577 ÷ 32,576.35 shares)		$10.64
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,349,715
Expenses
Management fee	$171,251
Distribution and service plan fees	1,007
Independent trustees' fees and expenses	128
Total expenses before reductions	172,386
Expense reductions	(21)
Total expenses after reductions		172,365
Net Investment income (loss)		1,177,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,229,697)
Capital gain distributions from underlying funds:
Affiliated issuers	235,217
Total net realized gain (loss)		(994,480)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,257,413
Total change in net unrealized appreciation (depreciation)		1,257,413
Net gain (loss)		262,933
Net increase (decrease) in net assets resulting from operations		$1,440,283
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,177,350	$855,222
Net realized gain (loss)	(994,480)	669,719
Change in net unrealized appreciation (depreciation)	1,257,413	(5,791,383)
Net increase (decrease) in net assets resulting from operations	1,440,283	(4,266,442)
Distributions to shareholders	(1,494,111)	(1,764,249)

Share transactions - net increase (decrease)	4,649,194	8,627,785
Total increase (decrease) in net assets	4,595,366	2,597,094

Net Assets
Beginning of period	34,468,947	31,871,853
End of period	$39,064,313	$34,468,947

Fidelity Advisor Managed Retirement 2030 Fund℠ Class A

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$12.51	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.304	.248	.056	.104
Net realized and unrealized gain (loss)	.029	(1.517)	1.993	.837
Total from investment operations	.333	(1.269)	2.049	.941
Distributions from net investment income	(.303)	(.257)	(.089)	(.121)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.403)	(.561)	(.319)	(.161)
Net asset value, end of period	$10.61	$10.68	$12.51	$10.78
Total Return D,E,F	3.46%	(10.66)%	19.28%	9.46%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73%	.73%	.73%	.73% I
Expenses net of fee waivers, if any	.73%	.73%	.73%	.73% I
Expenses net of all reductions	.73%	.73%	.73%	.73% I
Net investment income (loss)	2.99%	2.13%	.47%	1.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$546	$455	$595	$300
Portfolio turnover rate J	31%	54%	46%	117% I

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$12.51	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.330	.275	.086	.127
Net realized and unrealized gain (loss)	.028	(1.510)	1.990	.832
Total from investment operations	.358	(1.235)	2.076	.959
Distributions from net investment income	(.328)	(.281)	(.106)	(.149)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.428)	(.585)	(.336)	(.189)
Net asset value, end of period	$10.62	$10.69	$12.51	$10.77
Total Return D,E	3.71%	(10.39)%	19.57%	9.66%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.24%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$35,369	$32,369	$28,958	$4,986
Portfolio turnover rate I	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.341	.289	.097	.138
Net realized and unrealized gain (loss)	.028	(1.514)	1.994	.832
Total from investment operations	.369	(1.225)	2.091	.970
Distributions from net investment income	(.339)	(.291)	(.111)	(.150)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.439)	(.595)	(.341)	(.190)
Net asset value, end of period	$10.64	$10.71	$12.53	$10.78
Total Return D,E	3.82%	(10.30)%	19.69%	9.77%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38%	.38%	.38%	.38% H
Expenses net of fee waivers, if any	.38%	.38%	.38%	.38% H
Expenses net of all reductions	.38%	.38%	.38%	.38% H
Net investment income (loss)	3.34%	2.48%	.83%	1.41% H
Supplemental Data
Net assets, end of period (000 omitted)	$347	$196	$219	$183
Portfolio turnover rate I	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2030 Fund℠ Class K6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.53	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.352	.303	.111	.148
Net realized and unrealized gain (loss)	.028	(1.517)	1.985	.840
Total from investment operations	.380	(1.214)	2.096	.988
Distributions from net investment income	(.350)	(.302)	(.126)	(.158)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.450)	(.606)	(.356)	(.198)
Net asset value, end of period	$10.64	$10.71	$12.53	$10.79
Total Return D,E	3.93%	(10.21)%	19.73%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28%	.28%	.28%	.28% H
Net investment income (loss)	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,105	$892	$1,459	$183
Portfolio turnover rate I	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class I

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$12.53	$10.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.331	.277	.086	.128
Net realized and unrealized gain (loss)	.027	(1.523)	1.998	.833
Total from investment operations	.358	(1.246)	2.084	.961
Distributions from net investment income	(.328)	(.280)	(.104)	(.141)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.428)	(.584)	(.334)	(.181)
Net asset value, end of period	$10.63	$10.70	$12.53	$10.78
Total Return D,E	3.71%	(10.46)%	19.62%	9.67%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48%	.48%	.48%	.48% H
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48% H
Expenses net of all reductions	.48%	.48%	.48%	.48% H
Net investment income (loss)	3.25%	2.38%	.73%	1.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$351	$359	$421	$254
Portfolio turnover rate I	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2030 Fund℠ Class Z6

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$12.54	$10.79	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.351	.300	.109	.148
Net realized and unrealized gain (loss)	.028	(1.523)	1.994	.840
Total from investment operations	.379	(1.223)	2.103	.988
Distributions from net investment income	(.349)	(.303)	(.123)	(.158)
Distributions from net realized gain	(.100)	(.304)	(.230)	(.040)
Total distributions	(.449)	(.607)	(.353)	(.198)
Net asset value, end of period	$10.64	$10.71	$12.54	$10.79
Total Return D,E	3.92%	(10.28)%	19.80%	9.95%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28%	.28%	.28%	.28% H
Expenses net of fee waivers, if any	.28%	.28%	.28%	.28% H
Expenses net of all reductions	.28%	.28%	.28%	.28% H
Net investment income (loss)	3.44%	2.58%	.93%	1.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$347	$198	$220	$183
Portfolio turnover rate I	31%	54%	46%	117% H

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Government Bond Index Fund	8.1
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Investment Grade Securitized Fund	5.6
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2035 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	4,943	72,617
Fidelity Series Commodity Strategy Fund (a)	97	9,966
Fidelity Series Large Cap Growth Index Fund (a)	2,546	45,860
Fidelity Series Large Cap Stock Fund (a)	2,572	50,866
Fidelity Series Large Cap Value Index Fund (a)	6,310	94,527
Fidelity Series Small Cap Core Fund (a)	31	330
Fidelity Series Small Cap Opportunities Fund (a)	1,726	23,253
Fidelity Series Value Discovery Fund (a)	2,272	34,860
TOTAL DOMESTIC EQUITY FUNDS (Cost $283,889)		332,279

International Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,389	20,362
Fidelity Series Emerging Markets Fund (a)	2,527	22,112
Fidelity Series Emerging Markets Opportunities Fund (a)	4,889	88,198
Fidelity Series International Growth Fund (a)	3,091	51,347
Fidelity Series International Index Fund (a)	1,646	19,408
Fidelity Series International Small Cap Fund (a)	958	15,933
Fidelity Series International Value Fund (a)	4,516	51,713
Fidelity Series Overseas Fund (a)	4,045	51,408
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $285,875)		320,481

Bond Funds - 47.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	1,305	12,374
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,300	112,682
Fidelity Series Corporate Bond Fund (a)	8,118	73,633
Fidelity Series Emerging Markets Debt Fund (a)	909	6,842
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	239	2,310
Fidelity Series Floating Rate High Income Fund (a)	147	1,323
Fidelity Series Government Bond Index Fund (a)	11,739	107,063
Fidelity Series High Income Fund (a)	860	7,103
Fidelity Series International Developed Markets Bond Index Fund (a)	6,143	52,338
Fidelity Series Investment Grade Bond Fund (a)	11,019	109,414
Fidelity Series Investment Grade Securitized Fund (a)	8,373	74,265
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,075	65,009
Fidelity Series Real Estate Income Fund (a)	185	1,798
TOTAL BOND FUNDS (Cost $631,049)		626,154

Short-Term Funds - 3.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	9,317	9,317
Fidelity Series Short-Term Credit Fund (a)	472	4,556
Fidelity Series Treasury Bill Index Fund (a)	2,497	24,817
TOTAL SHORT-TERM FUNDS (Cost $38,662)		38,690

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,239,475)	1,317,604
NET OTHER ASSETS (LIABILITIES) - 0.0%	22
NET ASSETS - 100.0%	1,317,626

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	600,000	600,000	72	-	-	-	0.0%
Total	-	600,000	600,000	72	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,043	1,847	-	5	173	12,374
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	139,912	27,679	31	(113)	562	112,682
Fidelity Series Blue Chip Growth Fund	-	87,715	38,434	-	3,107	20,229	72,617
Fidelity Series Canada Fund	-	28,150	9,586	-	8	1,790	20,362
Fidelity Series Commodity Strategy Fund	-	14,353	4,452	-	(75)	140	9,966
Fidelity Series Corporate Bond Fund	-	90,845	16,709	1,556	(270)	(233)	73,633
Fidelity Series Emerging Markets Debt Fund	-	8,494	1,743	223	(21)	112	6,842
Fidelity Series Emerging Markets Debt Local Currency Fund	-	2,676	602	-	9	227	2,310
Fidelity Series Emerging Markets Fund	-	25,510	5,668	-	99	2,171	22,112
Fidelity Series Emerging Markets Opportunities Fund	-	120,658	44,008	-	575	10,973	88,198
Fidelity Series Floating Rate High Income Fund	-	1,631	327	63	(1)	20	1,323
Fidelity Series Government Bond Index Fund	-	133,663	25,028	1,498	(221)	(1,351)	107,063
Fidelity Series Government Money Market Fund 5.33%	-	13,272	3,955	218	-	-	9,317
Fidelity Series High Income Fund	-	8,881	1,816	233	(21)	59	7,103
Fidelity Series International Developed Markets Bond Index Fund	-	65,982	13,268	973	(103)	(273)	52,338
Fidelity Series International Growth Fund	-	62,812	16,837	-	59	5,313	51,347
Fidelity Series International Index Fund	-	26,238	9,073	-	181	2,062	19,408
Fidelity Series International Small Cap Fund	-	19,258	4,542	-	(11)	1,228	15,933
Fidelity Series International Value Fund	-	64,371	18,219	-	41	5,520	51,713
Fidelity Series Investment Grade Bond Fund	-	136,128	25,519	2,282	(269)	(926)	109,414
Fidelity Series Investment Grade Securitized Fund	-	93,223	17,661	1,475	(257)	(1,040)	74,265
Fidelity Series Large Cap Growth Index Fund	-	55,573	20,729	120	1,250	9,766	45,860
Fidelity Series Large Cap Stock Fund	-	61,555	18,339	-	352	7,298	50,866
Fidelity Series Large Cap Value Index Fund	-	119,028	30,899	239	(434)	6,832	94,527
Fidelity Series Long-Term Treasury Bond Index Fund	-	92,104	24,239	1,110	(632)	(2,224)	65,009
Fidelity Series Overseas Fund	-	62,298	16,466	-	28	5,548	51,408
Fidelity Series Real Estate Income Fund	-	3,661	1,855	59	(7)	(1)	1,798
Fidelity Series Short-Term Credit Fund	-	8,423	3,918	79	11	40	4,556
Fidelity Series Small Cap Core Fund	-	574	271	-	(10)	37	330
Fidelity Series Small Cap Opportunities Fund	-	29,294	8,427	-	(94)	2,480	23,253
Fidelity Series Treasury Bill Index Fund	-	37,240	12,409	609	(2)	(12)	24,817
Fidelity Series Value Discovery Fund	-	44,599	11,162	105	(186)	1,609	34,860
	-	1,672,164	435,687	10,873	2,998	78,129	1,317,604

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	332,279	332,279	-	-

International Equity Funds	320,481	320,481	-	-

Bond Funds	626,154	626,154	-	-

Short-Term Funds	38,690	38,690	-	-
Total Investments in Securities:	1,317,604	1,317,604	-	-
Fidelity Managed Retirement 2035 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $1,239,475)	$1,317,604

Total Investment in Securities (cost $1,239,475)		$1,317,604
Cash		72
Receivable for investments sold		104,968
Total assets		1,422,644
Liabilities
Payable for fund shares redeemed	$104,470
Accrued management fee	525
Distribution and service plan fees payable	23
Total Liabilities		105,018
Net Assets		$1,317,626
Net Assets consist of:
Paid in capital		$1,234,547
Total accumulated earnings (loss)		83,079
Net Assets		$1,317,626

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($115,085 ÷ 10,700.88 shares)(a)		$10.75
Maximum offering price per share (100/94.25 of $10.75)		$11.41
Fidelity Managed Retirement 2035 Fund :
Net Asset Value, offering price and redemption price per share ($764,532 ÷ 71,086.38 shares)		$10.75
Class K :
Net Asset Value, offering price and redemption price per share ($108,142 ÷ 10,048.65 shares)		$10.76
Class K6 :
Net Asset Value, offering price and redemption price per share ($108,344 ÷ 10,066.92 shares)		$10.76
Class I :
Net Asset Value, offering price and redemption price per share ($113,314 ÷ 10,530.88 shares)		$10.76
Class Z6 :
Net Asset Value, offering price and redemption price per share ($108,209 ÷ 10,054.45 shares)		$10.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		For the period December 15, 2022 (commencement of operations) through July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$10,666
Income from Fidelity Central Funds		72
Total Income		10,738
Expenses
Management fee	$3,151
Distribution and service plan fees	163
Independent trustees' fees and expenses	2
Total expenses before reductions	3,316
Expense reductions	(1)
Total expenses after reductions		3,315
Net Investment income (loss)		7,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,998
Capital gain distributions from underlying funds:
Affiliated issuers	207
Total net realized gain (loss)		3,205
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	78,129
Total change in net unrealized appreciation (depreciation)		78,129
Net gain (loss)		81,334
Net increase (decrease) in net assets resulting from operations		$88,757
Statement of Changes in Net Assets

For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,423
Net realized gain (loss)	3,205
Change in net unrealized appreciation (depreciation)	78,129
Net increase (decrease) in net assets resulting from operations	88,757
Distributions to shareholders	(5,680)

Share transactions - net increase (decrease)	1,234,549
Total increase (decrease) in net assets	1,317,626

Net Assets
Beginning of period	-
End of period	$1,317,626

Fidelity Advisor Managed Retirement 2035 Fund℠ Class A

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.048
Net realized and unrealized gain (loss)	.736
Total from investment operations	.784
Distributions from net investment income	(.034)
Total distributions	(.034)
Net asset value, end of period	$10.75
Total Return D,E,F	7.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I
Expenses net of fee waivers, if any	.73% I
Expenses net of all reductions	.73% I
Net investment income (loss)	.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$115
Portfolio turnover rate J	59% I

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.065
Net realized and unrealized gain (loss)	.735
Total from investment operations	.800
Distributions from net investment income	(.050)
Total distributions	(.050)
Net asset value, end of period	$10.75
Total Return D,E	8.02%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H
Expenses net of fee waivers, if any	.48% H
Expenses net of all reductions	.48% H
Net investment income (loss)	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$765
Portfolio turnover rate I	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠ Class K

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.071
Net realized and unrealized gain (loss)	.739
Total from investment operations	.810
Distributions from net investment income	(.050)
Total distributions	(.050)
Net asset value, end of period	$10.76
Total Return D,E	8.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.38% H
Expenses net of fee waivers, if any	.38% H
Expenses net of all reductions	.38% H
Net investment income (loss)	1.10% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Managed Retirement 2035 Fund℠ Class K6

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.077
Net realized and unrealized gain (loss)	.739
Total from investment operations	.816
Distributions from net investment income	(.056)
Total distributions	(.056)
Net asset value, end of period	$10.76
Total Return D,E	8.19%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28% H
Expenses net of all reductions	.28% H
Net investment income (loss)	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2035 Fund℠ Class I

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.064
Net realized and unrealized gain (loss)	.741
Total from investment operations	.805
Distributions from net investment income	(.045)
Total distributions	(.045)
Net asset value, end of period	$10.76
Total Return D,E	8.07%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.48% H
Expenses net of fee waivers, if any	.48% H
Expenses net of all reductions	.48% H
Net investment income (loss)	1.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$113
Portfolio turnover rate I	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Managed Retirement 2035 Fund℠ Class Z6

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.077
Net realized and unrealized gain (loss)	.739
Total from investment operations	.816
Distributions from net investment income	(.056)
Total distributions	(.056)
Net asset value, end of period	$10.76
Total Return D,E	8.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.28% H
Expenses net of fee waivers, if any	.28% H
Expenses net of all reductions	.28% H
Net investment income (loss)	1.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rate I	59% H

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Class A, Class I and Class Z6 are Fidelity Advisor classes. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$17,564,360	$407,862	$(1,604,279)	$(1,196,417)
Fidelity Managed Retirement 2010 Fund	6,460,345	206,444	(510,088)	(303,644)
Fidelity Managed Retirement 2015 Fund	6,669,869	281,496	(595,871)	(314,375)
Fidelity Managed Retirement 2020 Fund	9,172,942	454,388	(872,027)	(417,639)
Fidelity Managed Retirement 2025 Fund	55,261,672	3,016,062	(5,253,394)	(2,237,332)
Fidelity Managed Retirement 2030 Fund	41,802,538	1,620,709	(4,358,263)	(2,737,554)
Fidelity Managed Retirement 2035 Fund	1,242,656	82,934	(7,986)	74,948

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$32,797	$ -	$ (527,464)	$ (1,196,417)
Fidelity Managed Retirement 2010 Fund	12,175	-	(86,627)	(303,644)
Fidelity Managed Retirement 2015 Fund	11,209	-	(105,078)	(314,375)
Fidelity Managed Retirement 2020 Fund	13,781	-	(287,256)	(417,639)
Fidelity Managed Retirement 2025 Fund	73,604	-	-	(2,237,332)
Fidelity Managed Retirement 2030 Fund	50,381	-	-	(2,737,554)
Fidelity Managed Retirement 2035 Fund	7,951	179	-	74,948

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Managed Retirement Income Fund	$ (162,795)	$ (364,669)	$ (527,464)
Fidelity Managed Retirement 2010 Fund	(30,489)	(56,138)	(86,627)
Fidelity Managed Retirement 2015 Fund	(42,190)	(62,888)	(105,078)
Fidelity Managed Retirement 2020 Fund	(90,319)	(196,937)	(287,256)

In addition, certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to July 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Managed Retirement 2025 Fund	(1,505,240)
Fidelity Managed Retirement 2030 Fund	(898,385)

Due to large subscriptions in a prior period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$641,673	$208,756	$850,429
Fidelity Managed Retirement 2010 Fund	232,387	107,580	339,967
Fidelity Managed Retirement 2015 Fund	230,915	107,231	338,146
Fidelity Managed Retirement 2020 Fund	325,626	34,558	360,184
Fidelity Managed Retirement 2025 Fund	1,752,862	854,980	2,607,842
Fidelity Managed Retirement 2030 Fund	1,151,131	342,980	1,494,111
Fidelity Managed Retirement 2035 Fund A	5,680	-	5,680

July 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$570,265	$229,570	$799,835
Fidelity Managed Retirement 2010 Fund	205,143	243,966	449,109
Fidelity Managed Retirement 2015 Fund	244,092	207,714	451,806
Fidelity Managed Retirement 2020 Fund	362,701	222,089	584,790
Fidelity Managed Retirement 2025 Fund	1,892,237	1,284,235	3,176,472
Fidelity Managed Retirement 2030 Fund	1,142,383	621,866	1,764,249

A For the period December 15, 2022 (commencement of operations) through July 31, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	4,219,296	5,202,147
Fidelity Managed Retirement 2010 Fund	1,369,385	1,685,199
Fidelity Managed Retirement 2015 Fund	1,518,814	2,323,793
Fidelity Managed Retirement 2020 Fund	2,621,166	3,886,849
Fidelity Managed Retirement 2025 Fund	16,393,806	19,072,598
Fidelity Managed Retirement 2030 Fund	15,661,271	11,092,099
Fidelity Managed Retirement 2035 Fund	1,672,164	435,687
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.46%	.36%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%
Fidelity Managed Retirement 2035 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.26%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%
Fidelity Managed Retirement 2035 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	- %	.25%	$1,680	$19
			$1,680	$19
Fidelity Managed Retirement 2010 Fund
Class A	- %	.25%	$728	$3
			$728	$3
Fidelity Managed Retirement 2015 Fund
Class A	- %	.25%	$2,893	$10
			$2,893	$10
Fidelity Managed Retirement 2020 Fund
Class A	- %	.25%	$1,300	$8
			$1,300	$8
Fidelity Managed Retirement 2025 Fund
Class A	- %	.25%	$4,080	$11
			$4,080	$11
Fidelity Managed Retirement 2030 Fund
Class A	- %	.25%	$1,007	$129
			$1,007	$129
Fidelity Managed Retirement 2035 Fund
Class A	- %	.25%	$163	$162
			$163	$162

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$1,514
Fidelity Managed Retirement 2010 Fund
Class A	$-
Fidelity Managed Retirement 2015 Fund
Class A	$-
Fidelity Managed Retirement 2020 Fund
Class A	$-
Fidelity Managed Retirement 2025 Fund
Class A	$236
Fidelity Managed Retirement 2030 Fund
Class A	$1,716
Fidelity Managed Retirement 2035 Fund
Class A	$-

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Managed Retirement Income Fund	1,944,779	89,719
Fidelity Managed Retirement 2010 Fund	603,205	48,796
Fidelity Managed Retirement 2015 Fund	604,324	33,280
Fidelity Managed Retirement 2020 Fund	771,991	27,286
Fidelity Managed Retirement 2025 Fund	3,340,942	112,223
Fidelity Managed Retirement 2030 Fund	1,816,824	(6,325)

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Managed Retirement Income Fund
Class A		$36
Fidelity Managed Retirement 2010 Fund
Fidelity Managed Retirement 2010	$2
Fidelity Managed Retirement 2015 Fund
Class K6		$13
Fidelity Managed Retirement 2020 Fund
Fidelity Managed Retirement 2020	$1
Fidelity Managed Retirement 2025 Fund
Fidelity Managed Retirement 2025	$13
Fidelity Managed Retirement 2030 Fund
Fidelity Managed Retirement 2030	$6
Class K6		$1
Class I		$14
Fidelity Managed Retirement 2035 Fund
Fidelity Managed Retirement 2035	$1
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2023A	Year ended July 31, 2022
Fidelity Managed Retirement Income Fund
Distributions to shareholders
Class A	$30,825	$23,201
Fidelity Managed Retirement Income	765,103	730,653
Class K	5,595	4,211
Class K6	36,074	28,418
Class I	7,544	9,013
Class Z6	5,288	4,339
Total	$850,429	$799,835
Fidelity Managed Retirement 2010 Fund
Distributions to shareholders
Class A	$15,168	$21,558
Fidelity Managed Retirement 2010	287,106	391,662
Class K	5,856	7,043
Class K6	17,663	11,163
Class I	5,302	6,595
Class Z6	8,872	11,088
Total	$339,967	$449,109
Fidelity Managed Retirement 2015 Fund
Distributions to shareholders
Class A	$57,506	$70,787
Fidelity Managed Retirement 2015	236,084	340,286
Class K	5,945	6,403
Class K6	19,064	12,656
Class I	13,748	15,144
Class Z6	5,799	6,530
Total	$338,146	$451,806
Fidelity Managed Retirement 2020 Fund
Distributions to shareholders
Class A	$19,273	$27,651
Fidelity Managed Retirement 2020	286,009	502,416
Class K	4,448	5,860
Class K6	37,690	28,546
Class I	8,321	14,316
Class Z6	4,443	6,001
Total	$360,184	$584,790
Fidelity Managed Retirement 2025 Fund
Distributions to shareholders
Class A	$75,727	$93,730
Fidelity Managed Retirement 2025	2,377,382	2,917,914
Class K	6,792	6,623
Class K6	122,627	115,837
Class I	19,622	35,623
Class Z6	5,692	6,745
Total	$2,607,842	$3,176,472
Fidelity Managed Retirement 2030 Fund
Distributions to shareholders
Class A	$15,906	$22,711
Fidelity Managed Retirement 2030 Fund	1,412,691	1,630,623
Class K	9,749	10,537
Class K6	34,156	70,002
Class I	12,934	19,563
Class Z6	8,675	10,813
Total	$1,494,111	$1,764,249
Fidelity Managed Retirement 2035 Fund
Distributions to shareholders
Class A	$340	$-
Fidelity Managed Retirement 2035 Fund	3,249	-
Class K	501	-
Class K6	561	-
Class I	468	-
Class Z6	561	-
Total	$5,680	$-

A Distributions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2023A	Year ended July 31, 2022	Year ended July 31, 2023A	Year ended July 31, 2022
Fidelity Managed Retirement Income Fund
Class A
Shares sold	3,627	4,335	$195,073	$258,005
Reinvestment of distributions	565	361	29,856	22,335
Shares redeemed	(1,940)	(3,295)	(104,167)	(201,987)
Net increase (decrease)	2,252	1,401	$120,762	$78,353
Fidelity Managed Retirement Income
Shares sold	27,223	79,943	$1,477,101	$4,847,918
Reinvestment of distributions	12,187	10,359	644,354	639,506
Shares redeemed	(54,848)	(118,209)	(2,924,303)	(7,007,849)
Net increase (decrease)	(15,438)	(27,907)	$(802,848)	$(1,520,425)
Class K
Shares sold	727	-	$38,462	$ -
Reinvestment of distributions	106	69	5,595	4,211
Shares redeemed	(297)	-	(15,918)	-
Net increase (decrease)	536	69	$28,139	$4,211
Class K6
Shares sold	3,785	9,760	$206,587	$601,002
Reinvestment of distributions	683	462	36,074	28,418
Shares redeemed	(7,900)	(6,134)	(413,843)	(367,494)
Net increase (decrease)	(3,432)	4,088	$(171,182)	$261,926
Class I
Shares sold	586	-	$31,608	$ -
Reinvestment of distributions	135	134	7,118	8,270
Shares redeemed	(895)	(1,268)	(47,227)	(74,871)
Net increase (decrease)	(174)	(1,134)	$(8,501)	$(66,601)
Class Z6
Reinvestment of distributions	100	70	$5,288	$4,339
Net increase (decrease)	100	70	$5,288	$4,339
Fidelity Managed Retirement 2010 Fund
Class A
Shares sold	-	47	$-	$2,509
Reinvestment of distributions	301	359	15,168	21,558
Shares redeemed	(1,638)	(718)	(83,733)	(41,005)
Net increase (decrease)	(1,337)	(312)	$(68,565)	$(16,938)
Fidelity Managed Retirement 2010
Shares sold	3,923	14,547	$200,194	$829,091
Reinvestment of distributions	4,718	5,806	238,071	348,856
Shares redeemed	(11,670)	(23,561)	(596,306)	(1,363,916)
Net increase (decrease)	(3,029)	(3,208)	$(158,041)	$(185,969)
Class K
Shares sold	366	-	$18,719	$ -
Reinvestment of distributions	116	118	5,856	7,043
Net increase (decrease)	482	118	$24,575	$7,043
Class K6
Shares sold	379	3,756	$19,151	$209,788
Reinvestment of distributions	351	187	17,663	11,163
Shares redeemed	(1,351)	(489)	(68,089)	(28,840)
Net increase (decrease)	(621)	3,454	$(31,275)	$192,111
Class I
Reinvestment of distributions	105	110	$5,302	$6,595
Shares redeemed	(214)	-	(10,928)	-
Net increase (decrease)	(109)	110	$(5,626)	$6,595
Class Z6
Reinvestment of distributions	176	185	$8,872	$11,088
Shares redeemed	(43)	(43)	(2,153)	(2,515)
Net increase (decrease)	133	142	$6,719	$8,573
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	-	112	$ -	$6,591
Reinvestment of distributions	1,181	1,208	57,506	70,787
Shares redeemed	(4,218)	(1,770)	(210,819)	(99,383)
Net increase (decrease)	(3,037)	(450)	$(153,313)	$(22,005)
Fidelity Managed Retirement 2015
Shares sold	6,953	12,644	$340,470	$702,163
Reinvestment of distributions	4,392	5,542	214,460	324,754
Shares redeemed	(10,936)	(38,552)	(540,007)	(2,118,332)
Net increase (decrease)	409	(20,366)	$14,923	$(1,091,415)
Class K
Shares sold	1,148	-	$57,268	$ -
Reinvestment of distributions	122	109	5,945	6,403
Net increase (decrease)	1,270	109	$63,213	$6,403
Class K6
Shares sold	178	17,000	$8,810	$908,785
Reinvestment of distributions	389	219	19,064	12,656
Shares redeemed	(13,320)	(4,625)	(673,024)	(237,763)
Net increase (decrease)	(12,753)	12,594	$(645,150)	$683,678
Class I
Shares sold	17	504	$863	$30,000
Reinvestment of distributions	281	259	13,711	15,144
Shares redeemed	(601)	(40)	(29,656)	(2,347)
Net increase (decrease)	(303)	723	$(15,082)	$42,797
Class Z6
Reinvestment of distributions	119	112	$5,799	$6,530
Net increase (decrease)	119	112	$5,799	$6,530
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	2,463	2,597	$121,452	$151,458
Reinvestment of distributions	401	474	19,273	27,651
Shares redeemed	(8,092)	(4,580)	(404,954)	(262,598)
Net increase (decrease)	(5,228)	(1,509)	$(264,229)	$(83,489)
Fidelity Managed Retirement 2020
Shares sold	12,552	35,834	$628,868	$2,017,295
Reinvestment of distributions	5,374	7,500	259,182	436,751
Shares redeemed	(32,324)	(76,962)	(1,575,144)	(4,256,265)
Net increase (decrease)	(14,398)	(33,628)	$(687,094)	$(1,802,219)
Class K
Shares sold	475	-	$23,783	$ -
Reinvestment of distributions	92	101	4,448	5,860
Net increase (decrease)	567	101	$28,231	$5,860
Class K6
Shares sold	1,248	34,851	$62,179	$1,904,684
Reinvestment of distributions	781	495	37,690	28,546
Shares redeemed	(8,929)	(24,400)	(438,956)	(1,299,460)
Net increase (decrease)	(6,900)	10,946	$(339,087)	$633,770
Class I
Shares sold	13	71	$618	$3,559
Reinvestment of distributions	172	244	8,288	14,198
Shares redeemed	(711)	(852)	(35,756)	(45,768)
Net increase (decrease)	(526)	(537)	$(26,850)	$(28,011)
Class Z6
Reinvestment of distributions	92	103	$4,443	$6,001
Net increase (decrease)	92	103	$4,443	$6,001
Fidelity Managed Retirement 2025 Fund
Class A
Shares sold	1,080	1,857	$55,268	$112,295
Reinvestment of distributions	1,528	1,538	75,727	93,730
Shares redeemed	(4,001)	(1,639)	(205,772)	(92,245)
Net increase (decrease)	(1,393)	1,756	$(74,777)	$113,780
Fidelity Managed Retirement 2025
Shares sold	97,735	296,505	$5,028,821	$17,455,286
Reinvestment of distributions	40,549	43,173	2,018,409	2,631,538
Shares redeemed	(196,184)	(258,937)	(9,971,080)	(14,955,162)
Net increase (decrease)	(57,900)	80,741	$(2,923,850)	$5,131,662
Class K
Shares sold	4,979	-	$256,058	$ -
Reinvestment of distributions	129	109	6,433	6,623
Shares redeemed	(349)	-	(17,869)	-
Net increase (decrease)	4,759	109	$244,622	$6,623
Class K6
Shares sold	32,944	64,022	$1,672,600	$3,799,515
Reinvestment of distributions	2,463	1,905	122,627	115,837
Shares redeemed	(17,193)	(42,047)	(871,481)	(2,507,197)
Net increase (decrease)	18,214	23,880	$923,746	$1,408,155
Class I
Shares sold	1,828	987	$92,326	$52,884
Reinvestment of distributions	394	583	19,622	35,623
Shares redeemed	(9,270)	(3,393)	(468,440)	(195,953)
Net increase (decrease)	(7,048)	(1,823)	$(356,492)	$(107,446)
Class Z6
Reinvestment of distributions	114	109	$5,692	$6,745
Net increase (decrease)	114	109	$5,692	$6,745
Fidelity Managed Retirement 2030 Fund
Class A
Shares sold	18,613	10,183	$194,871	$117,544
Reinvestment of distributions	1,611	1,860	15,906	22,711
Shares redeemed	(11,369)	(17,015)	(114,724)	(207,301)
Net increase (decrease)	8,855	(4,972)	$96,053	$(67,046)
Fidelity Managed Retirement 2030 Fund
Shares sold	723,736	1,410,617	$7,415,873	$17,095,755
Reinvestment of distributions	121,301	119,058	1,200,188	1,449,121
Shares redeemed	(542,920)	(814,796)	(5,507,199)	(9,513,672)
Net increase (decrease)	302,117	714,879	$3,108,862	$9,031,204
Class K
Shares sold	13,268	-	$134,681	$ -
Reinvestment of distributions	981	865	9,749	10,537
Shares redeemed	(2)	-	(21)	-
Net increase (decrease)	14,247	865	$144,409	$10,537
Class K6
Shares sold	146,146	172,801	$1,498,389	$1,982,234
Reinvestment of distributions	3,423	5,738	34,156	70,002
Shares redeemed	(34,929)	(211,644)	(372,535)	(2,410,238)
Net increase (decrease)	114,640	(33,105)	$1,160,010	$(358,002)
Class I
Shares sold	3,910	3,559	$39,746	$41,327
Reinvestment of distributions	1,305	1,604	12,934	19,563
Shares redeemed	(5,815)	(5,199)	(58,499)	(61,062)
Net increase (decrease)	(600)	(36)	$(5,819)	$(172)
Class Z6
Shares sold	14,761	36	$152,590	$451
Reinvestment of distributions	859	888	8,523	10,813
Shares redeemed	(1,499)	-	(15,434)	-
Net increase (decrease)	14,121	924	$145,679	$11,264
Fidelity Managed Retirement 2035 Fund
Class A
Shares sold	10,668	-	$107,138	$ -
Reinvestment of distributions	33	-	340	-
Net increase (decrease)	10,701	-	$107,478	$ -
Fidelity Managed Retirement 2035 Fund
Shares sold	103,506	-	$1,054,826	$ -
Reinvestment of distributions	120	-	1,244	-
Shares redeemed	(32,540)	-	(336,222)	-
Net increase (decrease)	71,086	-	$719,848	$ -
Class K
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	49	-	501	-
Net increase (decrease)	10,049	-	$100,501	$ -
Class K6
Shares sold	10,013	-	$100,135	$ -
Reinvestment of distributions	54	-	561	-
Shares redeemed	-	-	(3)	-
Net increase (decrease)	10,067	-	$100,693	$ -
Class I
Shares sold	10,485	-	$105,000	$ -
Reinvestment of distributions	45	-	468	-
Net increase (decrease)	10,530	-	$105,468	$ -
Class Z6
Shares sold	10,000	-	$100,000	$ -
Reinvestment of distributions	54	-	561	-
Net increase (decrease)	10,054	-	$100,561	$ -

A Share transactions for Fidelity Managed Retirement 2035 Fund are for the period December 15, 2022 (commencement of sale of shares) through July 31, 2023.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Managed Retirement 2035 Fund	30%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund and Fidelity Managed Retirement 2035 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Managed Retirement 2030 Fund, which are for each of the three years in the period then ended, and for the period from August 16, 2019 (commencement of operations) through July 31, 2020, and the statement of changes in net assets and the financial highlights for the Fidelity Managed Retirement 2035 Fund which are for the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 14, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 313 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023
Fidelity Managed Retirement Income Fund℠
Class A	.70%
Actual		$ 1,000	$ 1,010.60	$ 3.49
Hypothetical-B		$ 1,000	$ 1,021.32	$ 3.51
Fidelity Managed Retirement Income Fund℠	.45%
Actual		$ 1,000	$ 1,011.50	$ 2.24
Hypothetical-B		$ 1,000	$ 1,022.56	$ 2.26
Class K	.35%
Actual		$ 1,000	$ 1,012.30	$ 1.75
Hypothetical-B		$ 1,000	$ 1,023.06	$ 1.76
Class K6	.25%
Actual		$ 1,000	$ 1,012.70	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.25
Class I	.45%
Actual		$ 1,000	$ 1,011.80	$ 2.24
Hypothetical-B		$ 1,000	$ 1,022.56	$ 2.26
Class Z6	.25%
Actual		$ 1,000	$ 1,012.70	$ 1.25
Hypothetical-B		$ 1,000	$ 1,023.55	$ 1.25
Fidelity Managed Retirement 2010 Fund℠
Class A	.71%
Actual		$ 1,000	$ 1,012.70	$ 3.54
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.56
Fidelity Managed Retirement 2010 Fund℠	.46%
Actual		$ 1,000	$ 1,013.90	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.51	$ 2.31
Class K	.36%
Actual		$ 1,000	$ 1,014.40	$ 1.80
Hypothetical-B		$ 1,000	$ 1,023.01	$ 1.81
Class K6	.26%
Actual		$ 1,000	$ 1,014.80	$ 1.30
Hypothetical-B		$ 1,000	$ 1,023.51	$ 1.30
Class I	.46%
Actual		$ 1,000	$ 1,013.80	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.51	$ 2.31
Class Z6	.26%
Actual		$ 1,000	$ 1,014.80	$ 1.30
Hypothetical-B		$ 1,000	$ 1,023.51	$ 1.30
Fidelity Managed Retirement 2015 Fund℠
Class A	.71%
Actual		$ 1,000	$ 1,018.00	$ 3.55
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.56
Fidelity Managed Retirement 2015 Fund℠	.46%
Actual		$ 1,000	$ 1,019.10	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.51	$ 2.31
Class K	.36%
Actual		$ 1,000	$ 1,019.70	$ 1.80
Hypothetical-B		$ 1,000	$ 1,023.01	$ 1.81
Class K6	.26%
Actual		$ 1,000	$ 1,020.20	$ 1.30
Hypothetical-B		$ 1,000	$ 1,023.51	$ 1.30
Class I	.46%
Actual		$ 1,000	$ 1,019.10	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.51	$ 2.31
Class Z6	.26%
Actual		$ 1,000	$ 1,020.10	$ 1.30
Hypothetical-B		$ 1,000	$ 1,023.51	$ 1.30
Fidelity Managed Retirement 2020 Fund℠
Class A	.72%
Actual		$ 1,000	$ 1,023.40	$ 3.61
Hypothetical-B		$ 1,000	$ 1,021.22	$ 3.61
Fidelity Managed Retirement 2020 Fund℠	.47%
Actual		$ 1,000	$ 1,024.60	$ 2.36
Hypothetical-B		$ 1,000	$ 1,022.46	$ 2.36
Class K	.37%
Actual		$ 1,000	$ 1,025.20	$ 1.86
Hypothetical-B		$ 1,000	$ 1,022.96	$ 1.86
Class K6	.27%
Actual		$ 1,000	$ 1,025.60	$ 1.36
Hypothetical-B		$ 1,000	$ 1,023.46	$ 1.35
Class I	.47%
Actual		$ 1,000	$ 1,024.60	$ 2.36
Hypothetical-B		$ 1,000	$ 1,022.46	$ 2.36
Class Z6	.27%
Actual		$ 1,000	$ 1,025.60	$ 1.36
Hypothetical-B		$ 1,000	$ 1,023.46	$ 1.35
Fidelity Managed Retirement 2025 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,028.70	$ 3.67
Hypothetical-B		$ 1,000	$ 1,021.17	$ 3.66
Fidelity Managed Retirement 2025 Fund℠	.48%
Actual		$ 1,000	$ 1,030.00	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class K	.38%
Actual		$ 1,000	$ 1,030.50	$ 1.91
Hypothetical-B		$ 1,000	$ 1,022.91	$ 1.91
Class K6	.28%
Actual		$ 1,000	$ 1,030.90	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40
Class I	.48%
Actual		$ 1,000	$ 1,030.10	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class Z6	.28%
Actual		$ 1,000	$ 1,030.90	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40
Fidelity Managed Retirement 2030 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,033.00	$ 3.68
Hypothetical-B		$ 1,000	$ 1,021.17	$ 3.66
Fidelity Managed Retirement 2030 Fund℠	.48%
Actual		$ 1,000	$ 1,034.10	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class K	.38%
Actual		$ 1,000	$ 1,034.50	$ 1.92
Hypothetical-B		$ 1,000	$ 1,022.91	$ 1.91
Class K6	.28%
Actual		$ 1,000	$ 1,035.20	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40
Class I	.48%
Actual		$ 1,000	$ 1,034.00	$ 2.42
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class Z6	.28%
Actual		$ 1,000	$ 1,035.00	$ 1.41
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40
Fidelity Managed Retirement 2035 Fund℠
Class A	.73%
Actual		$ 1,000	$ 1,036.20	$ 3.69
Hypothetical-B		$ 1,000	$ 1,021.17	$ 3.66
Fidelity Managed Retirement 2035 Fund℠	.48%
Actual		$ 1,000	$ 1,037.70	$ 2.43
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class K	.38%
Actual		$ 1,000	$ 1,038.70	$ 1.92
Hypothetical-B		$ 1,000	$ 1,022.91	$ 1.91
Class K6	.28%
Actual		$ 1,000	$ 1,039.30	$ 1.42
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40
Class I	.48%
Actual		$ 1,000	$ 1,038.20	$ 2.43
Hypothetical-B		$ 1,000	$ 1,022.41	$ 2.41
Class Z6	.28%
Actual		$ 1,000	$ 1,039.30	$ 1.42
Hypothetical-B		$ 1,000	$ 1,023.41	$ 1.40

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement 2025 Fund	$20,606
Fidelity Managed Retirement 2030 Fund	$62,862
Fidelity Managed Retirement 2035 Fund	$179

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Managed Retirement Income Fund	40.86%
Fidelity Managed Retirement 2010 Fund	39.30%
Fidelity Managed Retirement 2015 Fund	35.62%
Fidelity Managed Retirement 2020 Fund	32.10%
Fidelity Managed Retirement 2025 Fund	28.74%
Fidelity Managed Retirement 2030 Fund	26.90%
Fidelity Managed Retirement 2035 Fund	35.86%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	12.80%	6.69%	5.66%	4.75%	6.85%	4.91%
September 09,2022	-	-	-	-	-	-
October 2022	10.43%	10.16%	10.06%	9.94%	10.16%	9.96%
November 2022	12.57%	10.16%	9.60%	8.95%	10.16%	8.95%
December 2022	10.44%	10.16%	10.02%	9.96%	10.18%	9.93%
February 2023	0.61%	0.52%	0.47%	0.46%	0.52%	0.45%
March 2023	0.68%	0.52%	0.46%	0.43%	0.52%	0.43%
April 2023	0.63%	0.52%	0.48%	0.45%	0.52%	0.45%
May 2023	0.57%	0.52%	0.50%	0.48%	0.50%	0.49%
June 2023	0.59%	0.52%	0.49%	0.46%	0.51%	0.46%
July 2023	0.60%	0.52%	0.49%	0.46%	0.52%	0.46%
Fidelity Managed Retirement 2010 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	10.54%	8.03%	7.34%	6.75%	8.03%	6.75%
September 09,2022	-	-	-	-	-	-
October 2022	12.37%	12.06%	11.96%	11.81%	12.06%	11.81%
November 2022	14.75%	12.07%	12.07%	10.71%	12.07%	10.54%
December 2022	12.40%	12.06%	11.87%	11.79%	12.05%	11.79%
February 2023	0.45%	0.37%	0.33%	0.32%	0.37%	0.32%
March 2023	0.48%	0.36%	0.34%	0.31%	0.36%	0.31%
April 2023	0.44%	0.37%	0.34%	0.32%	0.37%	0.32%
May 2023	0.41%	0.36%	0.35%	0.33%	0.36%	0.33%
June 2023	0.44%	0.36%	0.34%	0.32%	0.37%	0.32%
July 2023	0.42%	0.36%	0.34%	0.33%	0.37%	0.33%
Fidelity Managed Retirement 2015 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	15.63%	11.82%	10.77%	10.31%	11.82%	9.89%
September 09,2022	-	-	-	-	-	-
October 2022	15.79%	15.42%	15.29%	15.19%	15.42%	15.13%
November 2022	19.23%	15.11%	14.76%	12.44%	15.11%	12.69%
December 2022	15.74%	15.41%	15.22%	15.34%	15.40%	15.15%
February 2023	1.26%	0.80%	0.66%	0.64%	0.82%	0.63%
March 2023	1.19%	0.80%	0.72%	0.65%	0.80%	0.65%
April 2023	0.99%	0.82%	0.77%	0.73%	0.82%	0.73%
May 2023	0.95%	0.82%	0.77%	0.75%	0.85%	0.75%
June 2023	1.00%	0.82%	0.76%	0.79%	0.82%	0.71%
July 2023	0.97%	0.82%	0.78%	0.74%	0.82%	0.73%
Fidelity Managed Retirement 2020 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	18.18%	13.85%	12.65%	11.64%	14.19%	11.64%
September 09,2022	-	-	-	-	-	-
October 2022	19.09%	18.64%	18.52%	18.32%	18.64%	18.28%
November 2022	24.89%	18.84%	17.87%	15.49%	18.34%	16.60%
December 2022	18.94%	18.66%	18.38%	18.23%	18.64%	18.19%
February 2023	1.13%	0.98%	0.81%	0.79%	0.98%	0.79%
March 2023	1.37%	0.98%	0.86%	0.78%	0.95%	0.78%
April 2023	1.18%	0.98%	0.90%	0.85%	0.98%	0.85%
May 2023	1.12%	0.97%	0.91%	0.89%	0.97%	0.88%
June 2023	2.94%	0.96%	0.89%	0.83%	0.96%	0.83%
July 2023	1.43%	0.97%	0.90%	0.85%	0.96%	0.84%
Fidelity Managed Retirement 2025 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 03,2022	22.90%	17.32%	15.78%	14.49%	17.75%	14.49%
September 09,2022	-	-	-	-	-	-
October 2022	22.91%	22.33%	22.09%	21.86%	22.33%	21.90%
November 2022	32.42%	22.44%	19.45%	17.16%	22.44%	17.68%
December 2022	22.94%	22.32%	22.05%	21.83%	23.40%	21.81%
February 2023	0.73%	0.53%	0.40%	0.41%	0.60%	0.42%
March 2023	0.86%	0.53%	0.40%	0.38%	0.51%	0.40%
April 2023	0.66%	0.53%	0.46%	0.43%	0.45%	0.44%
May 2023	0.63%	0.52%	0.50%	0.47%	0.52%	0.47%
June 2023	0.70%	0.53%	0.41%	0.43%	0.64%	0.44%
July 2023	0.66%	0.53%	0.56%	0.45%	0.55%	0.45%
Fidelity Managed Retirement 2030 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	29.49%	19.66%	16.85%	16.85%	19.66%	14.75%
September 09,2022	-	-	-	-	-	-
October 2022	26.02%	25.46%	25.19%	24.93%	25.46%	24.93%
November 2022	34.07%	25.55%	22.71%	20.44%	25.55%	20.44%
December 2022	26.39%	25.46%	25.16%	25.02%	25.46%	25.02%
February 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
April 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
June 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
July 2023	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Managed Retirement 2035 Fund
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	-	3.55%	3.55%	2.37%	7.10%	2.37%
March 2023	-	2.86%	8.57%	4.28%	-	4.28%
April 2023	4.82%	3.21%	3.21%	2.89%	3.21%	2.89%
May 2023	4.27%	3.20%	3.20%	2.95%	3.49%	2.95%
June 2023	4.69%	3.35%	2.93%	2.60%	3.35%	2.60%
July 2023	4.44%	3.33%	2.96%	2.67%	3.33%	2.67%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.26%	0.14%	0.12%	0.10%	0.14%	0.10%
September 09,2022	-	-	-	-	-	-
October 2022	0.21%	0.20%	0.20%	0.20%	0.20%	0.20%
November 2022	0.25%	0.20%	0.19%	0.18%	0.20%	0.18%
December 2022	0.21%	0.20%	0.20%	0.20%	0.21%	0.20%
February 2023	0.44%	0.37%	0.34%	0.33%	0.37%	0.32%
March 2023	0.49%	0.37%	0.33%	0.30%	0.37%	0.30%
April 2023	0.45%	0.37%	0.34%	0.32%	0.37%	0.32%
May 2023	0.41%	0.37%	0.36%	0.35%	0.36%	0.35%
June 2023	0.43%	0.37%	0.35%	0.33%	0.37%	0.33%
July 2023	0.43%	0.37%	0.35%	0.33%	0.37%	0.33%
Fidelity Managed Retirement 2010 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 09,2022	-	-	-	-	-	-
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	1.44%	1.17%	1.04%	1.02%	1.17%	1.02%
March 2023	1.53%	1.16%	1.07%	0.99%	1.16%	0.99%
April 2023	1.40%	1.16%	1.08%	1.02%	1.16%	1.02%
May 2023	1.31%	1.16%	1.11%	1.07%	1.16%	1.07%
June 2023	1.41%	1.16%	1.09%	1.03%	1.18%	1.03%
July 2023	1.35%	1.16%	1.10%	1.05%	1.18%	1.05%
Fidelity Managed Retirement 2015 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 09,2022	-	-	-	-	-	-
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	2.50%	1.59%	1.31%	1.28%	1.64%	1.25%
March 2023	2.36%	1.60%	1.43%	1.30%	1.60%	1.30%
April 2023	1.97%	1.63%	1.54%	1.45%	1.63%	1.45%
May 2023	1.90%	1.64%	1.53%	1.49%	1.68%	1.49%
June 2023	1.99%	1.62%	1.51%	1.57%	1.62%	1.41%
July 2023	1.93%	1.63%	1.55%	1.47%	1.63%	1.45%
Fidelity Managed Retirement 2020 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 09,2022	-	-	-	-	-	-
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	3.00%	2.25%	1.86%	1.80%	2.25%	1.80%
March 2023	3.14%	2.25%	1.96%	1.79%	2.18%	1.79%
April 2023	2.69%	2.23%	2.06%	1.94%	2.23%	1.94%
May 2023	2.56%	2.22%	2.08%	2.03%	2.22%	2.01%
June 2023	6.74%	2.20%	2.03%	1.89%	2.20%	1.89%
July 2023	3.26%	2.23%	2.06%	1.95%	2.19%	1.92%
Fidelity Managed Retirement 2025 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 09,2022	-	-	-	-	-	-
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	4.09%	2.95%	2.23%	2.30%	3.35%	2.38%
March 2023	4.81%	2.96%	2.26%	2.14%	2.85%	2.26%
April 2023	3.68%	2.95%	2.60%	2.43%	2.51%	2.47%
May 2023	3.50%	2.94%	2.81%	2.63%	2.94%	2.63%
June 2023	3.94%	2.96%	2.27%	2.41%	3.58%	2.46%
July 2023	3.68%	2.94%	3.11%	2.53%	3.05%	2.53%
Fidelity Managed Retirement 2030 Fund
August 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 02,2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
September 09,2022	-	-	-	-	-	-
October 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
November 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	4.02%	3.21%	2.68%	2.30%	3.21%	2.68%
March 2023	5.35%	3.21%	2.68%	2.29%	3.21%	2.29%
April 2023	4.00%	3.20%	2.91%	2.66%	3.20%	2.91%
May 2023	3.80%	3.21%	2.98%	2.61%	3.21%	2.79%
June 2023	4.47%	3.20%	3.20%	2.80%	3.20%	2.80%
July 2023	4.02%	3.22%	2.92%	2.68%	3.22%	2.47%
Fidelity Managed Retirement 2035 Fund
December 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
February 2023	-	0.52%	0.52%	0.35%	1.04%	0.35%
March 2023	-	0.42%	1.27%	0.63%	-	0.63%
April 2023	0.71%	0.48%	0.48%	0.43%	0.48%	0.43%
May 2023	0.63%	0.47%	0.47%	0.44%	0.52%	0.44%
June 2023	0.69%	0.50%	0.43%	0.39%	0.50%	0.39%
July 2023	0.66%	0.49%	0.44%	0.39%	0.49%	0.39%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Managed Retirement Income Fund
Class A	12/30/2022	$0.1690	$0.0199
Fidelity Managed Retirement Income	12/30/2022	$0.1736	$0.0199
Class K	12/30/2022	$0.1760	$0.0199
Class K6	12/30/2022	$0.1771	$0.0199
Class I	12/30/2022	$0.1733	$0.0199
Class Z6	12/30/2022	$0.1777	$0.0199
Fidelity Managed Retirement 2010 Fund
Class A	12/30/2022	$0.1760	$0.0206
Fidelity Managed Retirement 2010	12/30/2022	$0.1810	$0.0206
Class K	12/30/2022	$0.1838	$0.0206
Class K6	12/30/2022	$0.1851	$0.0206
Class I	12/30/2022	$0.1812	$0.0206
Class Z6	12/30/2022	$0.1851	$0.0206
Fidelity Managed Retirement 2015 Fund
Class A	12/30/2022	$0.2073	$0.0237
Fidelity Managed Retirement 2015	12/30/2022	$0.2116	$0.0237
Class K	12/30/2022	$0.2143	$0.0237
Class K6	12/30/2022	$0.2126	$0.0237
Class I	12/30/2022	$0.2119	$0.0237
Class Z6	12/30/2022	$0.2153	$0.0237
Fidelity Managed Retirement 2020 Fund
Class A	12/30/2022	$0.2358	$0.0267
Fidelity Managed Retirement 2020	12/30/2022	$0.2395	$0.0267
Class K	12/30/2022	$0.2431	$0.0267
Class K6	12/30/2022	$0.2450	$0.0267
Class I	12/30/2022	$0.2397	$0.0267
Class Z6	12/30/2022	$0.2456	$0.0267
Fidelity Managed Retirement 2025 Fund
Class A	12/30/2022	$0.2724	$0.0309
Fidelity Managed Retirement 2025	12/30/2022	$0.2799	$0.0309
Class K	12/30/2022	$0.2834	$0.0309
Class K6	12/30/2022	$0.2862	$0.0309
Class I	12/30/2022	$0.2670	$0.0309
Class Z6	12/30/2022	$0.2865	$0.0309
Fidelity Managed Retirement 2030 Fund
Class A	12/30/2022	$0.0575	$0.0066
Fidelity Managed Retirement 2030	12/30/2022	$0.0596	$0.0066
Class K	12/30/2022	$0.0603	$0.0066
Class K6	12/30/2022	$0.0607	$0.0066
Class I	12/30/2022	$0.0596	$0.0066
Class Z6	12/30/2022	$0.0607	$0.0066
Fidelity Managed Retirement 2035 Fund
Class A	12/30/2022	$0.0000	$0.0000
Fidelity Managed Retirement 2035	12/30/2022	$0.0000	$0.0000
Class K	12/30/2022	$0.0000	$0.0000
Class K6	12/30/2022	$0.0000	$0.0000
Class I	12/30/2022	$0.0000	$0.0000
Class Z6	12/30/2022	$0.0000	$0.0000

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9881729.106
MRI-ANN-0923
Fidelity Simplicity RMD Income Fund℠
Fidelity Simplicity RMD 2010 Fund℠
Fidelity Simplicity RMD 2015 Fund℠
Fidelity Simplicity RMD 2020 Fund℠
Fidelity Simplicity RMD 2025 Fund℠
Fidelity Simplicity RMD 2030 Fund℠

Annual Report
July 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	0.84%	2.59%	3.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠ on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Simplicity RMD 2010 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	2.17%	3.02%	4.52%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠ on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Simplicity RMD 2015 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	3.32%	3.62%	5.06%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠ on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Simplicity RMD 2020 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	4.45%	4.21%	5.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠ on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Simplicity RMD 2025 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Life of Fund A
Fidelity Simplicity RMD 2025 Fund℠	5.63%	5.51%

A   From August 16, 2019
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2025 Fund℠ on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Simplicity RMD 2030 Fund℠
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity Simplicity RMD 2030 Fund℠ will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2030 Fund℠, on December 15, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending July 31, 2023, continued global economic expansion, falling commodity prices and a slowing in the pace of inflation provided a favorable backdrop for risk assets. The U.S. Federal Reserve and other central banks aggressively tightened monetary policy throughout the period to combat persistently high inflation, contributing to a broad retreat from riskier assets and declining prices for stocks and bonds through September 2022. Since then, markets experienced a sharp reversal amid optimism on moderating inflation and policy easing, allowing risk assets to rally through the first seven months of 2023, with U.S. large-cap stocks leading the way.
International equities rose 13.62% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. All regions gained, with Europe ex U.K. (+23%) leading the way. Japan (+16%) also outperformed, whereas Canada (+6%) lagged by the widest margin. By sector, industrials (+20%) was the top performer, followed by information technology and consumer discretionary (+18% each). Financials (+17%) also topped the broader index. Conversely, real estate (-5%) fared worst by a wide margin.
U.S. stocks gained 12.62% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index, as all but two sectors rose. Information technology (+27%), communication services (+19%) and industrials (+18%) led. Conversely, real estate (-9%) and utilities (-6%) lagged most. Growth stocks outpaced value, while larger-caps topped small-caps. Commodities returned -7.88%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -3.37% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid elevated inflation and rising interest rates. Since March 2022, the Fed has hiked its benchmark interest rate 11 times, by 5.25 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. Short-term U.S. Treasuries (+3.98%) topped U.S. investment-grade corporate bonds (-1.29%), while commercial mortgage-backed securities (-3.26%) and agencies (-1.30%) also lost ground. Outside the index, leveraged loans (+10.06%), U.S. high-yield bonds (+4.16%) and emerging-markets debt (+5.20%) rose, whereas Treasury Inflation-Protected Securities (-5.39%) declined.
Comments from Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending July 31, 2023, returns for Fidelity Simplicity RMD FundsSM ranged from about 1% to 6%, with performance trending higher among the Funds for investors with a longer retirement horizon. Funds with more exposure to equities, and less fixed-income and short-term debt exposure, fared better than those that invest in a greater percentage of fixed-income and short-term securities and have lower allocations to equities. Each Fidelity Simplicity RMD Fund outpaced its Composite index the past 12 months due to outperformance among the underlying investment portfolios. Specifically, investments in U.S. equities notably contributed to the Funds' relative results, especially Fidelity® Series Growth Company Fund, which gained 24.95%, topping the 16.97% result of its benchmark, the Russell 3000® Growth Index. Within U.S. investment-grade bonds, Fidelity® Series Investment Grade Bond Fund returned -1.86%, finishing ahead of its benchmark, the Bloomberg U.S. Aggregate Bond Index (-3.37%). Within non-U.S. equities, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+12.85%) also contributed, as the fund outperformed the 8.39% result of the MSCI Emerging Markets Index. Conversely, an investment in Fidelity® Series Overseas Fund (+14.15%) detracted from relative performance. The fund trailed the 17.05% gain of its benchmark, the MSCI EAFE Index. Overall, active asset allocation decisions held back the Funds' relative performance versus Composites this period. For example, underweighting U.S. equities − one of the better-performing asset classes − detracted value for the Funds relative to their Composite indexes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Simplicity RMD Income Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	41.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Money Market Fund 5.33%	8.8
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series International Value Fund	1.9
Fidelity Series Overseas Fund	1.9
Fidelity Series International Growth Fund	1.9
Fidelity Series Short-Term Credit Fund	1.8
89.3

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	6,668	71,283
Fidelity Series Blue Chip Growth Fund (a)	13,409	196,979
Fidelity Series Commodity Strategy Fund (a)	2,573	264,781
Fidelity Series Growth Company Fund (a)	19,282	366,740
Fidelity Series Intrinsic Opportunities Fund (a)	5,668	73,289
Fidelity Series Large Cap Stock Fund (a)	17,429	344,741
Fidelity Series Large Cap Value Index Fund (a)	7,202	107,891
Fidelity Series Opportunistic Insights Fund (a)	12,273	218,577
Fidelity Series Small Cap Core Fund (a)	61	658
Fidelity Series Small Cap Discovery Fund (a)	2,742	31,556
Fidelity Series Small Cap Opportunities Fund (a)	7,801	105,079
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,363	240,009
Fidelity Series Value Discovery Fund (a)	14,023	215,117
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,922,672)		2,236,700

International Equity Funds - 11.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,135	236,535
Fidelity Series Emerging Markets Fund (a)	36,018	315,154
Fidelity Series Emerging Markets Opportunities Fund (a)	77,350	1,395,401
Fidelity Series International Growth Fund (a)	40,462	672,075
Fidelity Series International Small Cap Fund (a)	11,268	187,392
Fidelity Series International Value Fund (a)	59,058	676,210
Fidelity Series Overseas Fund (a)	52,955	673,053
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,684,968)		4,155,820

Bond Funds - 71.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	740,315	7,018,186
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	27,197	214,310
Fidelity Series Emerging Markets Debt Fund (a)	24,114	181,579
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,370	61,532
Fidelity Series Floating Rate High Income Fund (a)	4,001	35,970
Fidelity Series High Income Fund (a)	23,119	190,964
Fidelity Series International Credit Fund (a)	1,974	15,198
Fidelity Series International Developed Markets Bond Index Fund (a)	162,026	1,380,465
Fidelity Series Investment Grade Bond Fund (a)	1,460,832	14,506,058
Fidelity Series Long-Term Treasury Bond Index Fund (a)	229,139	1,345,046
Fidelity Series Real Estate Income Fund (a)	5,173	50,182
TOTAL BOND FUNDS (Cost $27,834,739)		24,999,490

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	3,101,330	3,101,330
Fidelity Series Short-Term Credit Fund (a)	66,482	641,551
TOTAL SHORT-TERM FUNDS (Cost $3,759,347)		3,742,881

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,201,726)	35,134,891
NET OTHER ASSETS (LIABILITIES) - 0.0%	(464)
NET ASSETS - 100.0%	35,134,427

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,094,778	1,178,855	1,785,118	360,711	(63,035)	(399,367)	7,018,186
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,949	222,262	40,762	14,024	(2,443)	(5,696)	214,310
Fidelity Series All-Sector Equity Fund	96,163	15,278	46,226	4,250	1,642	4,426	71,283
Fidelity Series Blue Chip Growth Fund	221,277	83,638	147,800	7,456	(13,693)	53,557	196,979
Fidelity Series Canada Fund	335,477	41,050	148,082	8,543	3,242	4,848	236,535
Fidelity Series Commodity Strategy Fund	609,160	388,949	373,448	318,108	(170,485)	(189,395)	264,781
Fidelity Series Emerging Markets Debt Fund	210,696	21,850	53,620	11,413	(11,780)	14,433	181,579
Fidelity Series Emerging Markets Debt Local Currency Fund	69,444	3,162	19,938	-	(2,515)	11,379	61,532
Fidelity Series Emerging Markets Fund	255,837	119,809	83,037	5,419	(16,931)	39,476	315,154
Fidelity Series Emerging Markets Opportunities Fund	2,325,027	130,448	1,200,073	45,370	(208,009)	348,008	1,395,401
Fidelity Series Floating Rate High Income Fund	40,337	5,240	10,172	3,031	(443)	1,008	35,970
Fidelity Series Government Money Market Fund 5.33%	3,008,644	1,149,730	1,057,044	129,356	-	-	3,101,330
Fidelity Series Growth Company Fund	447,520	120,341	277,712	2,011	(22,497)	99,088	366,740
Fidelity Series High Income Fund	219,158	24,780	47,082	12,691	(5,202)	(690)	190,964
Fidelity Series International Credit Fund	15,950	887	-	887	-	(1,639)	15,198
Fidelity Series International Developed Markets Bond Index Fund	1,620,441	162,084	296,553	31,990	(35,853)	(69,654)	1,380,465
Fidelity Series International Growth Fund	796,229	120,538	299,462	23,331	(34,233)	89,003	672,075
Fidelity Series International Small Cap Fund	215,731	26,406	57,196	11,283	(11,328)	13,779	187,392
Fidelity Series International Value Fund	789,401	119,743	339,350	22,846	(14,332)	120,748	676,210
Fidelity Series Intrinsic Opportunities Fund	298,066	106,683	258,159	78,690	(8,732)	(64,569)	73,289
Fidelity Series Investment Grade Bond Fund	15,788,656	2,576,010	2,992,603	552,489	(221,978)	(644,027)	14,506,058
Fidelity Series Large Cap Stock Fund	424,363	138,951	251,507	25,694	6,110	26,824	344,741
Fidelity Series Large Cap Value Index Fund	142,919	28,703	67,440	4,058	3,074	635	107,891
Fidelity Series Long-Term Treasury Bond Index Fund	1,787,427	409,463	625,219	45,015	(156,626)	(69,999)	1,345,046
Fidelity Series Opportunistic Insights Fund	250,821	83,572	140,234	9,891	(7,279)	31,697	218,577
Fidelity Series Overseas Fund	800,917	99,272	304,733	12,289	(25,872)	103,469	673,053
Fidelity Series Real Estate Income Fund	124,842	34,784	96,867	9,324	(9,339)	(3,238)	50,182
Fidelity Series Short-Term Credit Fund	749,457	41,714	146,406	15,949	(4,377)	1,163	641,551
Fidelity Series Small Cap Core Fund	-	1,023	416	-	(10)	61	658
Fidelity Series Small Cap Discovery Fund	45,776	5,094	20,325	1,892	869	142	31,556
Fidelity Series Small Cap Opportunities Fund	149,091	23,397	72,348	6,756	(2,291)	7,230	105,079
Fidelity Series Stock Selector Large Cap Value Fund	316,212	86,659	169,381	17,505	3,589	2,930	240,009
Fidelity Series Value Discovery Fund	243,747	97,431	127,967	10,614	2,651	(745)	215,117
	40,534,513	7,667,806	11,556,280	1,802,886	(1,028,106)	(475,115)	35,134,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,236,700	2,236,700	-	-

International Equity Funds	4,155,820	4,155,820	-	-

Bond Funds	24,999,490	24,999,490	-	-

Short-Term Funds	3,742,881	3,742,881	-	-
Total Investments in Securities:	35,134,891	35,134,891	-	-
Fidelity Simplicity RMD Income Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $37,201,726)	$35,134,891

Total Investment in Securities (cost $37,201,726)		$35,134,891
Cash		209
Receivable for investments sold		248,991
Total assets		35,384,091
Liabilities
Payable for investments purchased	$235,070
Payable for fund shares redeemed	1,173
Accrued management fee	13,421
Total Liabilities		249,664
Net Assets		$35,134,427
Net Assets consist of:
Paid in capital		$38,347,777
Total accumulated earnings (loss)		(3,213,350)
Net Assets		$35,134,427
Net Asset Value, offering price and redemption price per share ($35,134,427 ÷ 647,581 shares)		$54.25

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,638,255
Expenses
Management fee	$168,145
Independent trustees' fees and expenses	134
Total expenses before reductions	168,279
Expense reductions	(7)
Total expenses after reductions		168,272
Net Investment income (loss)		1,469,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,028,106)
Capital gain distributions from underlying funds:
Affiliated issuers	164,631
Total net realized gain (loss)		(863,475)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(475,115)
Total change in net unrealized appreciation (depreciation)		(475,115)
Net gain (loss)		(1,338,590)
Net increase (decrease) in net assets resulting from operations		$131,393
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,469,983	$1,129,170
Net realized gain (loss)	(863,475)	933,383
Change in net unrealized appreciation (depreciation)	(475,115)	(5,536,828)
Net increase (decrease) in net assets resulting from operations	131,393	(3,474,275)
Distributions to shareholders	(2,081,134)	(2,059,213)

Share transactions
Proceeds from sales of shares	1,555,588	7,800,124
Reinvestment of distributions	1,826,862	1,830,077
Cost of shares redeemed	(6,832,236)	(9,786,111)

Net increase (decrease) in net assets resulting from share transactions	(3,449,786)	(155,910)
Total increase (decrease) in net assets	(5,399,527)	(5,689,398)

Net Assets
Beginning of period	40,533,954	46,223,352
End of period	$35,134,427	$40,533,954

Other Information
Shares
Sold	28,765	126,863
Issued in reinvestment of distributions	34,369	29,375
Redeemed	(127,752)	(161,848)
Net increase (decrease)	(64,618)	(5,610)

Fidelity Simplicity RMD Income Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$56.91	$64.40	$61.11	$58.52	$57.61
Income from Investment Operations
Net investment income (loss) A,B	2.156	1.542	.572	.950	1.164
Net realized and unrealized gain (loss)	(1.812)	(6.196)	4.418	3.181	1.632
Total from investment operations	.344	(4.654)	4.990	4.131	2.796
Distributions from net investment income	(2.108)	(1.516)	(.562)	(1.020)	(1.163)
Distributions from net realized gain	(.896)	(1.320)	(1.138)	(.521)	(.723)
Total distributions	(3.004)	(2.836)	(1.700)	(1.541)	(1.886)
Net asset value, end of period	$54.25	$56.91	$64.40	$61.11	$58.52
Total Return C	.84%	(7.54)%	8.26%	7.19%	5.03%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	4.02%	2.56%	.91%	1.62%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$35,134	$40,534	$46,223	$39,908	$21,145
Portfolio turnover rate F	21%	59%	37%	42% G	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GThe portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Simplicity RMD 2010 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	37.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.5
Fidelity Series Government Money Market Fund 5.33%	6.5
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.7
Fidelity Series International Value Fund	2.7
Fidelity Series Overseas Fund	2.7
Fidelity Series International Growth Fund	2.7
81.8

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 12.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,070	43,510
Fidelity Series Blue Chip Growth Fund (a)	8,190	120,315
Fidelity Series Commodity Strategy Fund (a)	747	76,903
Fidelity Series Growth Company Fund (a)	11,779	224,043
Fidelity Series Intrinsic Opportunities Fund (a)	3,460	44,738
Fidelity Series Large Cap Stock Fund (a)	10,647	210,602
Fidelity Series Large Cap Value Index Fund (a)	4,398	65,882
Fidelity Series Opportunistic Insights Fund (a)	7,496	133,510
Fidelity Series Small Cap Core Fund (a)	38	413
Fidelity Series Small Cap Discovery Fund (a)	1,671	19,238
Fidelity Series Small Cap Opportunities Fund (a)	4,764	64,164
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,217	146,606
Fidelity Series Value Discovery Fund (a)	8,566	131,397
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,104,993)		1,281,321

International Equity Funds - 15.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	6,672	97,819
Fidelity Series Emerging Markets Fund (a)	13,389	117,156
Fidelity Series Emerging Markets Opportunities Fund (a)	27,549	496,992
Fidelity Series International Growth Fund (a)	16,737	277,999
Fidelity Series International Small Cap Fund (a)	4,667	77,606
Fidelity Series International Value Fund (a)	24,429	279,712
Fidelity Series Overseas Fund (a)	21,904	278,404
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,459,417)		1,625,688

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	144,594	1,370,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,359	373,188
Fidelity Series Emerging Markets Debt Fund (a)	7,002	52,727
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,852	17,887
Fidelity Series Floating Rate High Income Fund (a)	1,151	10,343
Fidelity Series High Income Fund (a)	6,717	55,481
Fidelity Series International Credit Fund (a)	427	3,288
Fidelity Series International Developed Markets Bond Index Fund (a)	47,155	401,763
Fidelity Series Investment Grade Bond Fund (a)	381,258	3,785,894
Fidelity Series Long-Term Treasury Bond Index Fund (a)	71,200	417,947
Fidelity Series Real Estate Income Fund (a)	1,481	14,361
TOTAL BOND FUNDS (Cost $7,251,506)		6,503,628

Short-Term Funds - 7.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	662,457	662,457
Fidelity Series Short-Term Credit Fund (a)	12,708	122,634
TOTAL SHORT-TERM FUNDS (Cost $788,189)		785,091

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,604,105)	10,195,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	(177)
NET ASSETS - 100.0%	10,195,551

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,403,450	326,506	278,422	63,713	(6,781)	(72,602)	1,370,749
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	422,238	107,958	99,875	25,591	(16,601)	(40,532)	373,188
Fidelity Series All-Sector Equity Fund	59,213	6,604	26,118	2,675	(3,669)	7,480	43,510
Fidelity Series Blue Chip Growth Fund	132,935	42,261	81,418	4,380	(5,713)	32,250	120,315
Fidelity Series Canada Fund	139,778	14,533	60,082	3,494	725	2,865	97,819
Fidelity Series Commodity Strategy Fund	171,741	111,656	106,060	88,773	(49,021)	(51,413)	76,903
Fidelity Series Emerging Markets Debt Fund	59,494	6,758	14,359	3,217	(3,106)	3,940	52,727
Fidelity Series Emerging Markets Debt Local Currency Fund	19,815	1,045	5,489	-	(814)	3,330	17,887
Fidelity Series Emerging Markets Fund	88,289	46,737	26,199	1,828	(4,262)	12,591	117,156
Fidelity Series Emerging Markets Opportunities Fund	796,754	38,966	390,320	15,366	(58,379)	109,971	496,992
Fidelity Series Floating Rate High Income Fund	11,402	1,457	2,685	857	(95)	264	10,343
Fidelity Series Government Money Market Fund 5.33%	523,665	350,044	211,252	25,756	-	-	662,457
Fidelity Series Growth Company Fund	269,035	45,734	140,754	1,273	(15,766)	65,794	224,043
Fidelity Series High Income Fund	61,566	7,838	12,347	3,568	(1,053)	(523)	55,481
Fidelity Series International Credit Fund	3,451	192	-	192	-	(355)	3,288
Fidelity Series International Developed Markets Bond Index Fund	455,236	61,852	86,269	9,031	(5,622)	(23,434)	401,763
Fidelity Series International Growth Fund	331,753	39,711	116,314	9,541	(16,197)	39,046	277,999
Fidelity Series International Small Cap Fund	89,837	8,737	22,100	4,616	(5,309)	6,441	77,606
Fidelity Series International Value Fund	328,927	33,206	126,159	9,343	(7,688)	51,426	279,712
Fidelity Series Intrinsic Opportunities Fund	172,684	60,204	147,285	46,615	(11,563)	(29,302)	44,738
Fidelity Series Investment Grade Bond Fund	3,882,104	814,592	700,872	138,205	(52,448)	(157,482)	3,785,894
Fidelity Series Large Cap Stock Fund	255,107	61,862	128,584	15,478	1,039	21,178	210,602
Fidelity Series Large Cap Value Index Fund	85,932	10,904	33,354	2,565	591	1,809	65,882
Fidelity Series Long-Term Treasury Bond Index Fund	539,551	117,650	171,653	13,575	(33,704)	(33,897)	417,947
Fidelity Series Opportunistic Insights Fund	150,723	36,654	69,530	6,272	(4,581)	20,244	133,510
Fidelity Series Overseas Fund	333,700	32,819	120,158	5,025	(13,726)	45,769	278,404
Fidelity Series Real Estate Income Fund	32,013	5,801	20,344	2,490	(1,957)	(1,152)	14,361
Fidelity Series Short-Term Credit Fund	130,581	17,258	24,689	2,884	(534)	18	122,634
Fidelity Series Small Cap Core Fund	-	491	114	-	(3)	39	413
Fidelity Series Small Cap Discovery Fund	27,522	2,655	11,703	1,185	(1,379)	2,143	19,238
Fidelity Series Small Cap Opportunities Fund	91,352	10,585	41,551	3,960	(3,419)	7,197	64,164
Fidelity Series Stock Selector Large Cap Value Fund	190,122	35,948	84,189	11,089	(3,539)	8,264	146,606
Fidelity Series Value Discovery Fund	146,563	47,787	64,091	6,724	(899)	2,037	131,397
	11,406,533	2,507,005	3,424,339	529,281	(325,473)	33,404	10,195,728

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,281,321	1,281,321	-	-

International Equity Funds	1,625,688	1,625,688	-	-

Bond Funds	6,503,628	6,503,628	-	-

Short-Term Funds	785,091	785,091	-	-
Total Investments in Securities:	10,195,728	10,195,728	-	-
Fidelity Simplicity RMD 2010 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,604,105)	$10,195,728

Total Investment in Securities (cost $10,604,105)		$10,195,728
Cash		31
Receivable for investments sold		120,507
Receivable for fund shares sold		155
Total assets		10,316,421
Liabilities
Payable for investments purchased	$112,611
Payable for fund shares redeemed	4,113
Accrued management fee	4,146
Total Liabilities		120,870
Net Assets		$10,195,551
Net Assets consist of:
Paid in capital		$11,003,052
Total accumulated earnings (loss)		(807,501)
Net Assets		$10,195,551
Net Asset Value, offering price and redemption price per share ($10,195,551 ÷ 202,354 shares)		$50.38

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$435,868
Expenses
Management fee	$50,505
Independent trustees' fees and expenses	38
Total expenses before reductions	50,543
Expense reductions	(1)
Total expenses after reductions		50,542
Net Investment income (loss)		385,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(325,473)
Capital gain distributions from underlying funds:
Affiliated issuers	93,413
Total net realized gain (loss)		(232,060)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	33,404
Total change in net unrealized appreciation (depreciation)		33,404
Net gain (loss)		(198,656)
Net increase (decrease) in net assets resulting from operations		$186,670
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$385,326	$345,511
Net realized gain (loss)	(232,060)	262,718
Change in net unrealized appreciation (depreciation)	33,404	(1,841,306)
Net increase (decrease) in net assets resulting from operations	186,670	(1,233,077)
Distributions to shareholders	(562,742)	(663,449)

Share transactions
Proceeds from sales of shares	411,764	2,025,768
Reinvestment of distributions	495,959	591,517
Cost of shares redeemed	(1,742,440)	(4,140,067)

Net increase (decrease) in net assets resulting from share transactions	(834,717)	(1,522,782)
Total increase (decrease) in net assets	(1,210,789)	(3,419,308)

Net Assets
Beginning of period	11,406,340	14,825,648
End of period	$10,195,551	$11,406,340

Other Information
Shares
Sold	8,330	35,677
Issued in reinvestment of distributions	10,221	10,199
Redeemed	(35,173)	(74,473)
Net increase (decrease)	(16,622)	(28,597)

Fidelity Simplicity RMD 2010 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$52.09	$59.88	$55.75	$53.53	$53.40
Income from Investment Operations
Net investment income (loss) A,B	1.837	1.444	.508	.888	1.026
Net realized and unrealized gain (loss)	(.873)	(6.454)	5.365	3.009	1.329
Total from investment operations	.964	(5.010)	5.873	3.897	2.355
Distributions from net investment income	(1.808)	(1.433)	(.533)	(.908)	(1.028)
Distributions from net realized gain	(.866)	(1.347)	(1.210)	(.769)	(1.197)
Total distributions	(2.674)	(2.780)	(1.743)	(1.677)	(2.225)
Net asset value, end of period	$50.38	$52.09	$59.88	$55.75	$53.53
Total Return C	2.17%	(8.77)%	10.69%	7.44%	4.66%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.50%	.51%	.52%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.51%	.52%
Expenses net of all reductions	.49%	.49%	.50%	.51%	.52%
Net investment income (loss)	3.74%	2.58%	.88%	1.66%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$10,196	$11,406	$14,826	$11,105	$10,548
Portfolio turnover rate F	24%	58%	32%	51%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2015 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	33.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.3
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Long-Term Treasury Bond Index Fund	4.3
Fidelity Series Government Money Market Fund 5.33%	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series International Value Fund	3.5
Fidelity Series Overseas Fund	3.5
Fidelity Series International Growth Fund	3.4
76.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 18.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	13,103	140,072
Fidelity Series Blue Chip Growth Fund (a)	26,370	387,380
Fidelity Series Commodity Strategy Fund (a)	1,644	169,211
Fidelity Series Growth Company Fund (a)	37,929	721,414
Fidelity Series Intrinsic Opportunities Fund (a)	11,139	144,024
Fidelity Series Large Cap Stock Fund (a)	34,284	678,138
Fidelity Series Large Cap Value Index Fund (a)	14,159	212,109
Fidelity Series Opportunistic Insights Fund (a)	24,138	429,898
Fidelity Series Small Cap Core Fund (a)	158	1,712
Fidelity Series Small Cap Discovery Fund (a)	5,378	61,904
Fidelity Series Small Cap Opportunities Fund (a)	15,336	206,570
Fidelity Series Stock Selector Large Cap Value Fund (a)	36,119	472,070
Fidelity Series Value Discovery Fund (a)	27,580	423,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,474,400)		4,047,585

International Equity Funds - 19.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,538	271,760
Fidelity Series Emerging Markets Fund (a)	33,661	294,538
Fidelity Series Emerging Markets Opportunities Fund (a)	71,119	1,282,993
Fidelity Series International Growth Fund (a)	46,497	772,323
Fidelity Series International Small Cap Fund (a)	12,898	214,488
Fidelity Series International Value Fund (a)	67,866	777,066
Fidelity Series Overseas Fund (a)	60,853	773,447
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,905,002)		4,386,615

Bond Funds - 57.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	185,073	1,754,493
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	178,054	1,403,066
Fidelity Series Emerging Markets Debt Fund (a)	15,397	115,939
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,086	39,471
Fidelity Series Floating Rate High Income Fund (a)	2,506	22,527
Fidelity Series High Income Fund (a)	14,663	121,117
Fidelity Series International Credit Fund (a)	566	4,356
Fidelity Series International Developed Markets Bond Index Fund (a)	103,826	884,599
Fidelity Series Investment Grade Bond Fund (a)	756,121	7,508,282
Fidelity Series Long-Term Treasury Bond Index Fund (a)	165,426	971,051
Fidelity Series Real Estate Income Fund (a)	3,138	30,434
TOTAL BOND FUNDS (Cost $14,479,899)		12,855,335

Short-Term Funds - 4.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	948,979	948,979
Fidelity Series Short-Term Credit Fund (a)	14,044	135,521
TOTAL SHORT-TERM FUNDS (Cost $1,086,788)		1,084,500

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,946,089)	22,374,035
NET OTHER ASSETS (LIABILITIES) - 0.0%	(484)
NET ASSETS - 100.0%	22,373,551

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,803,857	544,902	489,499	82,769	(15,691)	(87,258)	1,754,493
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,702,834	404,909	471,884	98,083	(79,712)	(153,081)	1,403,066
Fidelity Series All-Sector Equity Fund	195,613	21,848	89,843	9,007	(12,175)	24,629	140,072
Fidelity Series Blue Chip Growth Fund	438,965	145,348	285,947	14,756	(24,588)	113,602	387,380
Fidelity Series Canada Fund	410,640	49,168	197,202	10,194	6,503	2,651	271,760
Fidelity Series Commodity Strategy Fund	404,602	282,327	273,643	215,515	(127,610)	(116,465)	169,211
Fidelity Series Emerging Markets Debt Fund	140,166	16,009	41,603	7,490	(7,524)	8,891	115,939
Fidelity Series Emerging Markets Debt Local Currency Fund	46,646	2,609	15,473	-	(1,917)	7,606	39,471
Fidelity Series Emerging Markets Fund	236,052	111,687	73,478	4,854	(16,690)	36,967	294,538
Fidelity Series Emerging Markets Opportunities Fund	2,130,574	180,518	1,161,591	40,929	(260,131)	393,623	1,282,993
Fidelity Series Floating Rate High Income Fund	26,876	8,303	12,999	1,972	(587)	934	22,527
Fidelity Series Government Money Market Fund 5.33%	626,134	781,468	458,623	37,151	-	-	948,979
Fidelity Series Growth Company Fund	888,543	154,840	489,998	4,278	(78,722)	246,751	721,414
Fidelity Series High Income Fund	145,113	21,494	41,504	8,318	(4,318)	332	121,117
Fidelity Series International Credit Fund	4,572	254	-	254	-	(470)	4,356
Fidelity Series International Developed Markets Bond Index Fund	1,070,824	174,640	290,998	21,323	(30,042)	(39,825)	884,599
Fidelity Series International Growth Fund	974,490	141,708	409,223	27,835	(59,241)	124,589	772,323
Fidelity Series International Small Cap Fund	264,486	26,721	79,154	13,465	(20,217)	22,652	214,488
Fidelity Series International Value Fund	965,986	100,014	414,016	27,258	(17,929)	143,011	777,066
Fidelity Series Intrinsic Opportunities Fund	562,926	182,548	462,782	156,486	(48,814)	(89,854)	144,024
Fidelity Series Investment Grade Bond Fund	8,195,651	1,970,840	2,204,722	289,012	(221,499)	(231,988)	7,508,282
Fidelity Series Large Cap Stock Fund	842,555	202,907	440,158	51,132	6,425	66,409	678,138
Fidelity Series Large Cap Value Index Fund	283,842	40,955	119,644	8,631	2,145	4,811	212,109
Fidelity Series Long-Term Treasury Bond Index Fund	1,333,213	304,390	498,083	33,280	(99,292)	(69,177)	971,051
Fidelity Series Opportunistic Insights Fund	497,805	122,503	241,830	21,094	(22,641)	74,061	429,898
Fidelity Series Overseas Fund	979,758	124,348	423,220	14,660	(42,426)	134,987	773,447
Fidelity Series Real Estate Income Fund	81,973	12,526	55,864	6,132	(5,806)	(2,395)	30,434
Fidelity Series Short-Term Credit Fund	155,926	34,899	54,538	3,423	(1,150)	384	135,521
Fidelity Series Small Cap Core Fund	-	1,552	-	1	-	160	1,712
Fidelity Series Small Cap Discovery Fund	90,903	11,196	42,405	3,970	(4,970)	7,180	61,904
Fidelity Series Small Cap Opportunities Fund	305,067	43,074	153,265	13,354	(13,248)	24,942	206,570
Fidelity Series Stock Selector Large Cap Value Fund	627,995	111,296	280,273	37,343	(14,223)	27,275	472,070
Fidelity Series Value Discovery Fund	484,128	168,465	231,393	22,643	(3,709)	5,592	423,083
	26,918,715	6,500,266	10,504,855	1,286,612	(1,219,799)	681,526	22,374,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,047,585	4,047,585	-	-

International Equity Funds	4,386,615	4,386,615	-	-

Bond Funds	12,855,335	12,855,335	-	-

Short-Term Funds	1,084,500	1,084,500	-	-
Total Investments in Securities:	22,374,035	22,374,035	-	-
Fidelity Simplicity RMD 2015 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $22,946,089)	$22,374,035

Total Investment in Securities (cost $22,946,089)		$22,374,035
Cash		2
Receivable for investments sold		290,984
Total assets		22,665,021
Liabilities
Payable for investments purchased	$279,043
Payable for fund shares redeemed	2,636
Accrued management fee	9,791
Total Liabilities		291,470
Net Assets		$22,373,551
Net Assets consist of:
Paid in capital		$24,215,272
Total accumulated earnings (loss)		(1,841,721)
Net Assets		$22,373,551
Net Asset Value, offering price and redemption price per share ($22,373,551 ÷ 392,961 shares)		$56.94

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$978,292
Expenses
Management fee	$127,269
Independent trustees' fees and expenses	88
Total Expenses		127,357
Net Investment income (loss)		850,935
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,219,799)
Capital gain distributions from underlying funds:
Affiliated issuers	308,320
Total net realized gain (loss)		(911,479)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	681,526
Total change in net unrealized appreciation (depreciation)		681,526
Net gain (loss)		(229,953)
Net increase (decrease) in net assets resulting from operations		$620,982
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$850,935	$785,008
Net realized gain (loss)	(911,479)	883,754
Change in net unrealized appreciation (depreciation)	681,526	(4,769,552)
Net increase (decrease) in net assets resulting from operations	620,982	(3,100,790)
Distributions to shareholders	(1,400,178)	(1,738,925)

Share transactions
Proceeds from sales of shares	1,485,316	6,526,136
Reinvestment of distributions	1,225,964	1,595,979
Cost of shares redeemed	(6,476,135)	(7,740,580)

Net increase (decrease) in net assets resulting from share transactions	(3,764,855)	381,535
Total increase (decrease) in net assets	(4,544,051)	(4,458,180)

Net Assets
Beginning of period	26,917,602	31,375,782
End of period	$22,373,551	$26,917,602

Other Information
Shares
Sold	26,943	99,713
Issued in reinvestment of distributions	22,653	24,193
Redeemed	(117,741)	(122,767)
Net increase (decrease)	(68,145)	1,139

Fidelity Simplicity RMD 2015 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$58.38	$68.21	$61.80	$59.41	$59.14
Income from Investment Operations
Net investment income (loss) A,B	1.947	1.629	.565	.947	1.093
Net realized and unrealized gain (loss)	(.246)	(7.886)	7.894	3.526	1.336
Total from investment operations	1.701	(6.257)	8.459	4.473	2.429
Distributions from net investment income	(1.901)	(1.569)	(.598)	(.987)	(1.092)
Distributions from net realized gain	(1.240)	(2.004)	(1.451)	(1.096)	(1.067)
Total distributions	(3.141)	(3.573)	(2.049)	(2.083)	(2.159)
Net asset value, end of period	$56.94	$58.38	$68.21	$61.80	$59.41
Total Return C	3.32%	(9.69)%	13.92%	7.71%	4.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.53%	.54%	.55%	.55%	.57%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.57%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.57%
Net investment income (loss)	3.54%	2.58%	.86%	1.60%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$22,374	$26,918	$31,376	$21,546	$20,922
Portfolio turnover rate F	27%	58%	30%	48%	28%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2020 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.0
Fidelity Series Growth Company Fund	4.3
Fidelity Series International Value Fund	4.2
Fidelity Series Overseas Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Large Cap Stock Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
74.2

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 23.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	40,622	434,244
Fidelity Series Blue Chip Growth Fund (a)	81,757	1,201,012
Fidelity Series Commodity Strategy Fund (a)	3,861	397,323
Fidelity Series Growth Company Fund (a)	117,597	2,236,693
Fidelity Series Intrinsic Opportunities Fund (a)	34,531	446,486
Fidelity Series Large Cap Stock Fund (a)	106,295	2,102,506
Fidelity Series Large Cap Value Index Fund (a)	43,898	657,597
Fidelity Series Opportunistic Insights Fund (a)	74,837	1,332,855
Fidelity Series Small Cap Core Fund (a)	424	4,588
Fidelity Series Small Cap Discovery Fund (a)	16,671	191,883
Fidelity Series Small Cap Opportunities Fund (a)	47,542	640,394
Fidelity Series Stock Selector Large Cap Value Fund (a)	111,983	1,463,612
Fidelity Series Value Discovery Fund (a)	85,510	1,311,726
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,930,494)		12,420,919

International Equity Funds - 23.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,735	773,096
Fidelity Series Emerging Markets Fund (a)	93,276	816,164
Fidelity Series Emerging Markets Opportunities Fund (a)	190,276	3,432,574
Fidelity Series International Growth Fund (a)	132,304	2,197,576
Fidelity Series International Small Cap Fund (a)	36,534	607,567
Fidelity Series International Value Fund (a)	193,104	2,211,035
Fidelity Series Overseas Fund (a)	173,153	2,200,770
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,094,450)		12,238,782

Bond Funds - 50.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	122,912	1,165,201
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	590,889	4,656,207
Fidelity Series Emerging Markets Debt Fund (a)	36,228	272,798
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	9,536	92,119
Fidelity Series Floating Rate High Income Fund (a)	5,863	52,711
Fidelity Series High Income Fund (a)	34,300	283,321
Fidelity Series International Credit Fund (a)	1,308	10,068
Fidelity Series International Developed Markets Bond Index Fund (a)	243,857	2,077,665
Fidelity Series Investment Grade Bond Fund (a)	1,528,114	15,174,171
Fidelity Series Long-Term Treasury Bond Index Fund (a)	446,819	2,622,826
Fidelity Series Real Estate Income Fund (a)	7,588	73,607
TOTAL BOND FUNDS (Cost $30,085,090)		26,480,694

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	1,333,176	1,333,176
Fidelity Series Short-Term Credit Fund (a)	6,929	66,864
TOTAL SHORT-TERM FUNDS (Cost $1,401,244)		1,400,040

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $53,511,278)	52,540,435
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,051)
NET ASSETS - 100.0%	52,539,384

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	627,050	736,836	158,988	36,854	(2,878)	(36,010)	1,165,201
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,202,740	1,287,449	1,119,166	294,797	(179,213)	(535,603)	4,656,207
Fidelity Series All-Sector Equity Fund	546,976	63,793	213,557	25,531	(46,392)	83,424	434,244
Fidelity Series Blue Chip Growth Fund	1,227,195	425,076	708,466	41,262	(87,919)	345,126	1,201,012
Fidelity Series Canada Fund	1,066,585	149,799	470,286	26,673	10,286	16,712	773,096
Fidelity Series Commodity Strategy Fund	877,329	611,567	565,635	465,832	(271,845)	(254,093)	397,323
Fidelity Series Emerging Markets Debt Fund	303,956	38,976	73,523	16,231	(12,544)	15,933	272,798
Fidelity Series Emerging Markets Debt Local Currency Fund	101,211	7,479	28,902	-	(4,259)	16,590	92,119
Fidelity Series Emerging Markets Fund	573,728	368,158	186,264	11,836	(41,474)	102,016	816,164
Fidelity Series Emerging Markets Opportunities Fund	5,177,815	355,009	2,433,913	100,071	(621,457)	955,120	3,432,574
Fidelity Series Floating Rate High Income Fund	58,277	27,864	34,198	4,234	(1,834)	2,602	52,711
Fidelity Series Government Money Market Fund 5.33%	362,121	1,620,866	649,811	44,417	-	-	1,333,176
Fidelity Series Growth Company Fund	2,484,256	471,773	1,201,141	12,150	(217,293)	699,098	2,236,693
Fidelity Series High Income Fund	314,647	54,425	77,051	18,027	(7,363)	(1,337)	283,321
Fidelity Series International Credit Fund	10,567	587	-	587	-	(1,086)	10,068
Fidelity Series International Developed Markets Bond Index Fund	2,316,678	462,210	549,066	45,552	(47,246)	(104,911)	2,077,665
Fidelity Series International Growth Fund	2,531,624	391,395	894,428	72,828	(155,031)	324,016	2,197,576
Fidelity Series International Small Cap Fund	687,059	73,646	158,729	35,225	(51,894)	57,485	607,567
Fidelity Series International Value Fund	2,510,416	294,954	925,014	71,315	(52,818)	383,497	2,211,035
Fidelity Series Intrinsic Opportunities Fund	1,567,418	482,846	1,216,038	438,855	(132,261)	(255,479)	446,486
Fidelity Series Investment Grade Bond Fund	15,049,798	4,374,271	3,410,720	534,731	(297,168)	(542,010)	15,174,171
Fidelity Series Large Cap Stock Fund	2,355,875	578,237	1,048,244	143,638	(6,284)	222,922	2,102,506
Fidelity Series Large Cap Value Index Fund	793,629	115,156	274,670	24,519	(613)	24,095	657,597
Fidelity Series Long-Term Treasury Bond Index Fund	3,262,420	806,930	1,025,530	81,897	(240,411)	(180,583)	2,622,826
Fidelity Series Opportunistic Insights Fund	1,391,594	362,350	570,979	60,067	(60,924)	210,814	1,332,855
Fidelity Series Overseas Fund	2,546,099	358,210	945,469	38,355	(130,860)	372,790	2,200,770
Fidelity Series Real Estate Income Fund	182,145	24,856	116,193	13,278	(12,128)	(5,073)	73,607
Fidelity Series Short-Term Credit Fund	90,087	18,908	41,604	1,806	(714)	187	66,864
Fidelity Series Small Cap Core Fund	-	4,159	-	3	-	429	4,588
Fidelity Series Small Cap Discovery Fund	254,178	33,741	104,185	11,289	(14,343)	22,492	191,883
Fidelity Series Small Cap Opportunities Fund	853,502	118,659	369,764	37,308	(34,004)	72,001	640,394
Fidelity Series Stock Selector Large Cap Value Fund	1,755,837	319,025	655,892	106,160	(36,984)	81,626	1,463,612
Fidelity Series Value Discovery Fund	1,353,615	502,520	553,508	64,367	(5,622)	14,721	1,311,726
	58,436,427	15,541,730	20,780,934	2,879,695	(2,763,490)	2,107,511	52,540,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	12,420,919	12,420,919	-	-

International Equity Funds	12,238,782	12,238,782	-	-

Bond Funds	26,480,694	26,480,694	-	-

Short-Term Funds	1,400,040	1,400,040	-	-
Total Investments in Securities:	52,540,435	52,540,435	-	-
Fidelity Simplicity RMD 2020 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $53,511,278)	$52,540,435

Total Investment in Securities (cost $53,511,278)		$52,540,435
Cash		187
Receivable for investments sold		688,397
Receivable for fund shares sold		103
Total assets		53,229,122
Liabilities
Payable for investments purchased	$660,207
Payable for fund shares redeemed	4,764
Accrued management fee	24,767
Total Liabilities		689,738
Net Assets		$52,539,384
Net Assets consist of:
Paid in capital		$56,401,149
Total accumulated earnings (loss)		(3,861,765)
Net Assets		$52,539,384
Net Asset Value, offering price and redemption price per share ($52,539,384 ÷ 896,423 shares)		$58.61

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,019,461
Expenses
Management fee	$296,648
Independent trustees' fees and expenses	190
Total expenses before reductions	296,838
Expense reductions	(6)
Total expenses after reductions		296,832
Net Investment income (loss)		1,722,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,763,490)
Capital gain distributions from underlying funds:
Affiliated issuers	860,234
Total net realized gain (loss)		(1,903,256)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,107,511
Total change in net unrealized appreciation (depreciation)		2,107,511
Net gain (loss)		204,255
Net increase (decrease) in net assets resulting from operations		$1,926,884
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,722,629	$1,681,186
Net realized gain (loss)	(1,903,256)	2,511,654
Change in net unrealized appreciation (depreciation)	2,107,511	(11,882,740)
Net increase (decrease) in net assets resulting from operations	1,926,884	(7,689,900)
Distributions to shareholders	(3,243,749)	(4,086,853)

Share transactions
Proceeds from sales of shares	3,392,453	16,359,796
Reinvestment of distributions	3,036,491	3,771,778
Cost of shares redeemed	(11,007,930)	(17,530,600)

Net increase (decrease) in net assets resulting from share transactions	(4,578,986)	2,600,974
Total increase (decrease) in net assets	(5,895,851)	(9,175,779)

Net Assets
Beginning of period	58,435,235	67,611,014
End of period	$52,539,384	$58,435,235

Other Information
Shares
Sold	60,470	241,238
Issued in reinvestment of distributions	55,248	55,153
Redeemed	(198,222)	(272,603)
Net increase (decrease)	(82,504)	23,788

Fidelity Simplicity RMD 2020 Fund℠

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$59.69	$70.79	$62.18	$59.88	$59.80
Income from Investment Operations
Net investment income (loss) A,B	1.853	1.637	.586	.930	1.031
Net realized and unrealized gain (loss)	.496	(8.714)	9.999	3.672	1.221
Total from investment operations	2.349	(7.077)	10.585	4.602	2.252
Distributions from net investment income	(1.819)	(1.614)	(.617)	(.966)	(1.061)
Distributions from net realized gain	(1.610)	(2.409)	(1.358)	(1.336)	(1.111)
Total distributions	(3.429)	(4.023)	(1.975)	(2.302)	(2.172)
Net asset value, end of period	$58.61	$59.69	$70.79	$62.18	$59.88
Total Return C	4.45%	(10.63)%	17.29%	7.88%	4.04%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.57%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.57%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.57%	.58%	.59%	.60%	.61%
Net investment income (loss)	3.31%	2.51%	.87%	1.57%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$52,539	$58,435	$67,611	$49,365	$43,005
Portfolio turnover rate F	30%	62%	34%	48%	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2025 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.5
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Growth Company Fund	5.1
Fidelity Series International Value Fund	4.8
Fidelity Series Large Cap Stock Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Growth Fund	4.7
Fidelity Series International Developed Markets Bond Index Fund	3.9
74.4

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	10,238	109,440
Fidelity Series Blue Chip Growth Fund (a)	20,605	302,681
Fidelity Series Commodity Strategy Fund (a)	821	84,462
Fidelity Series Growth Company Fund (a)	29,637	563,700
Fidelity Series Intrinsic Opportunities Fund (a)	8,703	112,526
Fidelity Series Large Cap Stock Fund (a)	26,789	529,879
Fidelity Series Large Cap Value Index Fund (a)	11,064	165,731
Fidelity Series Opportunistic Insights Fund (a)	18,861	335,916
Fidelity Series Small Cap Core Fund (a)	98	1,060
Fidelity Series Small Cap Discovery Fund (a)	4,201	48,357
Fidelity Series Small Cap Opportunities Fund (a)	11,981	161,389
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,223	368,872
Fidelity Series Value Discovery Fund (a)	21,551	330,588
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,867,258)		3,114,601

International Equity Funds - 26.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,688	186,008
Fidelity Series Emerging Markets Fund (a)	21,600	188,998
Fidelity Series Emerging Markets Opportunities Fund (a)	44,478	802,391
Fidelity Series International Growth Fund (a)	31,836	528,793
Fidelity Series International Small Cap Fund (a)	8,747	145,466
Fidelity Series International Value Fund (a)	46,464	532,013
Fidelity Series Overseas Fund (a)	41,665	529,558
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,776,735)		2,913,227

Bond Funds - 44.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	119,842	944,353
Fidelity Series Emerging Markets Debt Fund (a)	7,711	58,061
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,013	19,445
Fidelity Series Floating Rate High Income Fund (a)	1,245	11,196
Fidelity Series High Income Fund (a)	7,282	60,152
Fidelity Series International Credit Fund (a)	353	2,720
Fidelity Series International Developed Markets Bond Index Fund (a)	50,690	431,880
Fidelity Series Investment Grade Bond Fund (a)	284,825	2,828,311
Fidelity Series Long-Term Treasury Bond Index Fund (a)	103,865	609,688
Fidelity Series Real Estate Income Fund (a)	1,611	15,623
TOTAL BOND FUNDS (Cost $5,717,633)		4,981,429

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	145,790	145,790
Fidelity Series Short-Term Credit Fund (a)	418	4,034
TOTAL SHORT-TERM FUNDS (Cost $149,774)		149,824

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,511,400)	11,159,081
NET OTHER ASSETS (LIABILITIES) - 0.0%	(281)
NET ASSETS - 100.0%	11,158,800

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	779,438	420,237	143,543	51,068	(11,302)	(100,477)	944,353
Fidelity Series All-Sector Equity Fund	118,129	27,696	46,793	6,054	(6,470)	16,878	109,440
Fidelity Series Blue Chip Growth Fund	264,971	132,777	164,656	9,063	(15,824)	85,413	302,681
Fidelity Series Canada Fund	222,220	58,275	102,989	6,027	(709)	9,211	186,008
Fidelity Series Commodity Strategy Fund	163,734	128,400	108,583	87,576	(50,766)	(48,323)	84,462
Fidelity Series Emerging Markets Debt Fund	56,737	15,511	15,097	3,273	(1,982)	2,892	58,061
Fidelity Series Emerging Markets Debt Local Currency Fund	18,918	3,931	6,004	-	(434)	3,034	19,445
Fidelity Series Emerging Markets Fund	115,194	98,511	38,808	2,573	(3,990)	18,091	188,998
Fidelity Series Emerging Markets Opportunities Fund	1,039,199	189,595	513,169	21,759	(101,710)	188,476	802,391
Fidelity Series Floating Rate High Income Fund	10,870	7,204	7,038	853	(220)	380	11,196
Fidelity Series Government Money Market Fund 5.33%	-	269,340	123,550	4,980	-	-	145,790
Fidelity Series Growth Company Fund	536,464	174,771	273,376	2,870	(25,167)	151,008	563,700
Fidelity Series High Income Fund	58,689	18,828	15,845	3,642	(850)	(670)	60,152
Fidelity Series International Credit Fund	2,855	158	-	159	-	(293)	2,720
Fidelity Series International Developed Markets Bond Index Fund	422,550	131,879	94,633	9,196	(6,034)	(21,882)	431,880
Fidelity Series International Growth Fund	527,448	152,142	196,634	16,505	(21,101)	66,938	528,793
Fidelity Series International Small Cap Fund	143,102	31,964	32,538	7,955	(6,298)	9,236	145,466
Fidelity Series International Value Fund	523,044	130,780	201,320	16,110	(8,280)	87,789	532,013
Fidelity Series Intrinsic Opportunities Fund	337,872	120,258	260,902	98,438	(22,819)	(61,883)	112,526
Fidelity Series Investment Grade Bond Fund	2,444,056	1,079,349	561,646	94,719	(23,427)	(110,021)	2,828,311
Fidelity Series Large Cap Stock Fund	508,741	195,942	234,655	31,333	(4,043)	63,894	529,879
Fidelity Series Large Cap Value Index Fund	171,391	48,176	60,593	5,799	(2,367)	9,124	165,731
Fidelity Series Long-Term Treasury Bond Index Fund	663,856	261,058	229,246	18,039	(26,915)	(59,065)	609,688
Fidelity Series Opportunistic Insights Fund	300,481	124,953	129,730	14,170	(4,246)	44,458	335,916
Fidelity Series Overseas Fund	530,449	141,707	204,635	8,664	(12,723)	74,760	529,558
Fidelity Series Real Estate Income Fund	33,185	10,987	25,298	2,583	(1,987)	(1,264)	15,623
Fidelity Series Short-Term Credit Fund	-	3,983	-	66	-	51	4,034
Fidelity Series Small Cap Core Fund	-	962	1	1	-	99	1,060
Fidelity Series Small Cap Discovery Fund	54,890	14,510	23,734	2,665	(3,690)	6,381	48,357
Fidelity Series Small Cap Opportunities Fund	184,410	51,078	85,475	8,218	(5,480)	16,856	161,389
Fidelity Series Stock Selector Large Cap Value Fund	379,199	121,649	145,389	25,098	(7,261)	20,674	368,872
Fidelity Series Value Discovery Fund	292,341	151,096	116,306	15,220	(3,388)	6,845	330,588
	10,904,433	4,317,707	4,162,186	574,676	(379,483)	478,610	11,159,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,114,601	3,114,601	-	-

International Equity Funds	2,913,227	2,913,227	-	-

Bond Funds	4,981,429	4,981,429	-	-

Short-Term Funds	149,824	149,824	-	-
Total Investments in Securities:	11,159,081	11,159,081	-	-
Fidelity Simplicity RMD 2025 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,511,400)	$11,159,081

Total Investment in Securities (cost $11,511,400)		$11,159,081
Receivable for investments sold		127,713
Receivable for fund shares sold		15,000
Total assets		11,301,794
Liabilities
Payable for investments purchased	$137,415
Accrued management fee	5,579
Total Liabilities		142,994
Net Assets		$11,158,800
Net Assets consist of:
Paid in capital		$12,088,955
Total accumulated earnings (loss)		(930,155)
Net Assets		$11,158,800
Net Asset Value, offering price and redemption price per share ($11,158,800 ÷ 1,063,154 shares)		$10.50

Statement of Operations
		Year ended July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$380,667
Expenses
Management fee	$64,182
Independent trustees' fees and expenses	38
Total Expenses		64,220
Net Investment income (loss)		316,447
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(379,483)
Capital gain distributions from underlying funds:
Affiliated issuers	194,009
Total net realized gain (loss)		(185,474)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	478,610
Total change in net unrealized appreciation (depreciation)		478,610
Net gain (loss)		293,136
Net increase (decrease) in net assets resulting from operations		$609,583
Statement of Changes in Net Assets

	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$316,447	$274,958
Net realized gain (loss)	(185,474)	242,545
Change in net unrealized appreciation (depreciation)	478,610	(2,094,819)
Net increase (decrease) in net assets resulting from operations	609,583	(1,577,316)
Distributions to shareholders	(551,378)	(733,824)

Share transactions
Proceeds from sales of shares	2,145,106	6,604,735
Reinvestment of distributions	530,200	719,705
Cost of shares redeemed	(2,478,871)	(5,508,059)

Net increase (decrease) in net assets resulting from share transactions	196,435	1,816,381
Total increase (decrease) in net assets	254,640	(494,759)

Net Assets
Beginning of period	10,904,160	11,398,919
End of period	$11,158,800	$10,904,160

Other Information
Shares
Sold	222,343	554,677
Issued in reinvestment of distributions	54,701	59,330
Redeemed	(252,694)	(482,095)
Net increase (decrease)	24,350	131,912

Fidelity Simplicity RMD 2025 Fund℠

Years ended July 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$12.57	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.299	.269	.088	.118
Net realized and unrealized gain (loss)	.236	(1.561)	2.054	.822
Total from investment operations	.535	(1.292)	2.142	.940
Distributions from net investment income	(.301)	(.283)	(.106)	(.134)
Distributions from net realized gain	(.234)	(.495)	(.236)	(.036)
Total distributions	(.535)	(.778)	(.342)	(.170)
Net asset value, end of period	$10.50	$10.50	$12.57	$10.77
Total Return D	5.63%	(11.01)%	20.21%	9.45%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.61%	.62%	.63%	.64% G
Expenses net of fee waivers, if any	.61%	.62%	.63%	.64% G
Expenses net of all reductions	.61%	.62%	.63%	.64% G
Net investment income (loss)	3.01%	2.35%	.74%	1.21% G
Supplemental Data
Net assets, end of period (000 omitted)	$11,159	$10,904	$11,399	$5,676
Portfolio turnover rate H	40%	79%	66%	54% G

AFor the period August 16, 2019 (commencement of operations) through July 31, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Simplicity RMD 2030 Fund℠
Investment Summary July 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	22.6
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series Growth Company Fund	5.8
Fidelity Series Large Cap Stock Fund	5.4
Fidelity Series International Value Fund	5.3
Fidelity Series Overseas Fund	5.3
Fidelity Series International Growth Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	3.9
71.5

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2030 Fund℠
Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 31.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	686	7,332
Fidelity Series Blue Chip Growth Fund (a)	1,380	20,277
Fidelity Series Commodity Strategy Fund (a)	48	4,959
Fidelity Series Growth Company Fund (a)	1,985	37,763
Fidelity Series Intrinsic Opportunities Fund (a)	583	7,538
Fidelity Series Large Cap Stock Fund (a)	1,795	35,497
Fidelity Series Large Cap Value Index Fund (a)	741	11,103
Fidelity Series Opportunistic Insights Fund (a)	1,264	22,503
Fidelity Series Small Cap Core Fund (a)	7	77
Fidelity Series Small Cap Discovery Fund (a)	281	3,240
Fidelity Series Small Cap Opportunities Fund (a)	803	10,812
Fidelity Series Stock Selector Large Cap Value Fund (a)	1,891	24,711
Fidelity Series Value Discovery Fund (a)	1,444	22,146
TOTAL DOMESTIC EQUITY FUNDS (Cost $183,515)		207,958

International Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	824	12,082
Fidelity Series Emerging Markets Fund (a)	1,439	12,590
Fidelity Series Emerging Markets Opportunities Fund (a)	2,785	50,240
Fidelity Series International Growth Fund (a)	2,067	34,327
Fidelity Series International Small Cap Fund (a)	565	9,389
Fidelity Series International Value Fund (a)	3,017	34,547
Fidelity Series Overseas Fund (a)	2,706	34,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $173,654)		187,563

Bond Funds - 38.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,555	28,016
Fidelity Series Emerging Markets Debt Fund (a)	449	3,380
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	117	1,132
Fidelity Series Floating Rate High Income Fund (a)	73	655
Fidelity Series High Income Fund (a)	426	3,519
Fidelity Series International Developed Markets Bond Index Fund (a)	2,969	25,297
Fidelity Series Investment Grade Bond Fund (a)	14,832	147,280
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,534	38,354
Fidelity Series Real Estate Income Fund (a)	92	897
TOTAL BOND FUNDS (Cost $252,040)		248,530

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.33% (a)(b)	8,111	8,111
Fidelity Series Short-Term Credit Fund (a)	68	654
TOTAL SHORT-TERM FUNDS (Cost $8,761)		8,765

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $617,970)	652,816
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6)
NET ASSETS - 100.0%	652,810

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	100,000	100,000	12	-	-	-	0.0%
Total	-	100,000	100,000	12	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	28,943	837	7	(23)	(67)	28,016
Fidelity Series All-Sector Equity Fund	-	7,309	915	44	29	909	7,332
Fidelity Series Blue Chip Growth Fund	-	19,850	4,793	-	471	4,749	20,277
Fidelity Series Canada Fund	-	13,818	2,382	-	2	644	12,082
Fidelity Series Commodity Strategy Fund	-	5,461	562	-	(12)	72	4,959
Fidelity Series Emerging Markets Debt Fund	-	3,504	167	91	(5)	48	3,380
Fidelity Series Emerging Markets Debt Local Currency Fund	-	1,094	52	-	-	90	1,132
Fidelity Series Emerging Markets Fund	-	13,013	1,375	-	(5)	957	12,590
Fidelity Series Emerging Markets Opportunities Fund	-	54,771	8,670	-	72	4,067	50,240
Fidelity Series Floating Rate High Income Fund	-	681	32	26	-	6	655
Fidelity Series Government Money Market Fund 5.33%	-	12,581	4,470	165	-	-	8,111
Fidelity Series Growth Company Fund	-	36,929	7,403	-	594	7,643	37,763
Fidelity Series High Income Fund	-	3,668	169	95	(3)	23	3,519
Fidelity Series International Developed Markets Bond Index Fund	-	27,145	1,658	386	(19)	(171)	25,297
Fidelity Series International Growth Fund	-	35,286	3,458	-	19	2,480	34,327
Fidelity Series International Small Cap Fund	-	9,433	523	-	(2)	481	9,389
Fidelity Series International Value Fund	-	35,390	3,435	-	(2)	2,594	34,547
Fidelity Series Intrinsic Opportunities Fund	-	9,576	2,476	-	(19)	457	7,538
Fidelity Series Investment Grade Bond Fund	-	155,862	6,604	2,531	(124)	(1,854)	147,280
Fidelity Series Large Cap Stock Fund	-	35,994	4,386	-	93	3,796	35,497
Fidelity Series Large Cap Value Index Fund	-	11,507	933	21	(8)	537	11,103
Fidelity Series Long-Term Treasury Bond Index Fund	-	45,394	5,330	532	(140)	(1,570)	38,354
Fidelity Series Opportunistic Insights Fund	-	22,143	3,027	-	120	3,267	22,503
Fidelity Series Overseas Fund	-	35,112	3,415	-	6	2,685	34,388
Fidelity Series Real Estate Income Fund	-	1,330	415	25	(6)	(12)	897
Fidelity Series Short-Term Credit Fund	-	1,621	971	11	1	3	654
Fidelity Series Small Cap Core Fund	-	70	-	-	-	7	77
Fidelity Series Small Cap Discovery Fund	-	3,476	448	7	(8)	220	3,240
Fidelity Series Small Cap Opportunities Fund	-	11,453	1,403	-	(4)	766	10,812
Fidelity Series Stock Selector Large Cap Value Fund	-	25,863	2,487	76	(12)	1,347	24,711
Fidelity Series Value Discovery Fund	-	23,580	2,083	49	(23)	672	22,146
	-	691,857	74,879	4,066	992	34,846	652,816

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	207,958	207,958	-	-

International Equity Funds	187,563	187,563	-	-

Bond Funds	248,530	248,530	-	-

Short-Term Funds	8,765	8,765	-	-
Total Investments in Securities:	652,816	652,816	-	-
Fidelity Simplicity RMD 2030 Fund℠
Financial Statements
Statement of Assets and Liabilities
		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $617,970)	$652,816

Total Investment in Securities (cost $617,970)		$652,816
Cash		12
Receivable for investments sold		7,876
Total assets		660,704
Liabilities
Payable for investments purchased	$7,540
Accrued management fee	354
Total Liabilities		7,894
Net Assets		$652,810
Net Assets consist of:
Paid in capital		$616,324
Total accumulated earnings (loss)		36,486
Net Assets		$652,810
Net Asset Value, offering price and redemption price per share ($652,810 ÷ 59,449 shares)		$10.98

Statement of Operations
		For the period December 15, 2022 (commencement of operations) through July 31, 2023
Investment Income
Dividends:
Affiliated issuers		$3,917
Income from Fidelity Central Funds		12
Total Income		3,929
Expenses
Management fee	$1,943
Independent trustees' fees and expenses	1
Total Expenses		1,944
Net Investment income (loss)		1,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	992
Capital gain distributions from underlying funds:
Affiliated issuers	149
Total net realized gain (loss)		1,141
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	34,846
Total change in net unrealized appreciation (depreciation)		34,846
Net gain (loss)		35,987
Net increase (decrease) in net assets resulting from operations		$37,972
Statement of Changes in Net Assets

For the period December 15, 2022 (commencement of operations) through July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,985
Net realized gain (loss)	1,141
Change in net unrealized appreciation (depreciation)	34,846
Net increase (decrease) in net assets resulting from operations	37,972
Distributions to shareholders	(1,486)

Share transactions
Proceeds from sales of shares	636,085
Reinvestment of distributions	1,379
Cost of shares redeemed	(21,140)

Net increase (decrease) in net assets resulting from share transactions	616,324
Total increase (decrease) in net assets	652,810

Net Assets
Beginning of period	-
End of period	$652,810

Other Information
Shares
Sold	61,367
Issued in reinvestment of distributions	132
Redeemed	(2,050)
Net increase (decrease)	59,449

Fidelity Simplicity RMD 2030 Fund℠

Years ended July 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.044
Net realized and unrealized gain (loss)	.967
Total from investment operations	1.011
Distributions from net investment income	(.031)
Total distributions	(.031)
Net asset value, end of period	$10.98
Total Return D	10.13%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.66% G
Expenses net of fee waivers, if any	.66% G
Expenses net of all reductions	.66% G
Net investment income (loss)	.67% G
Supplemental Data
Net assets, end of period (000 omitted)	$653
Portfolio turnover rate H	25% G

AFor the period December 15, 2022 (commencement of operations) through July 31, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023

1. Organization.
Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$37,541,479	$849,242	$(3,255,830)	$(2,406,588)
Fidelity Simplicity RMD 2010 Fund	10,750,445	349,899	(904,616)	(554,717)
Fidelity Simplicity RMD 2015 Fund	23,268,269	1,083,493	(1,977,727)	(894,234)
Fidelity Simplicity RMD 2020 Fund	54,357,460	2,849,369	(4,666,394)	(1,817,025)
Fidelity Simplicity RMD 2025 Fund	11,697,115	515,428	(1,053,462)	(538,034)
Fidelity Simplicity RMD 2030 Fund	618,459	38,429	(4,072)	34,357

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$74,720	$-	$(881,481)	$(2,406,588)
Fidelity Simplicity RMD 2010 Fund	18,052	-	(270,835)	(554,717)
Fidelity Simplicity RMD 2015 Fund	32,217	-	(979,704)	(894,234)
Fidelity Simplicity RMD 2020 Fund	57,624	-	(2,102,363)	(1,817,025)
Fidelity Simplicity RMD 2025 Fund	8,058	-	(400,178)	(538,034)
Fidelity Simplicity RMD 2030 Fund	1,991	139	-	34,357

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Simplicity RMD Income Fund	$(359,130)	$(522,351)	$(881,481)
Fidelity Simplicity RMD 2010 Fund	(144,032)	(126,803)	(270,835)
Fidelity Simplicity RMD 2015 Fund	(320,123)	(659,581)	(979,704)
Fidelity Simplicity RMD 2020 Fund	(1,121,171)	(981,192)	(2,102,363)
Fidelity Simplicity RMD 2025 Fund	(221,938)	(178,240)	(400,178)

Due to large subscriptions in a prior period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$1,447,229	$633,905	$2,081,134
Fidelity Simplicity RMD 2010 Fund	378,848	183,894	562,742
Fidelity Simplicity RMD 2015 Fund	837,648	562,530	1,400,178
Fidelity Simplicity RMD 2020 Fund	1,697,467	1,546,282	3,243,749
Fidelity Simplicity RMD 2025 Fund	311,135	240,243	551,378
Fidelity Simplicity RMD 2030 Fund A	1,486	-	1,486

A For the period December 15, 2022 (commencement of operations) through July 31, 2023.

July 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$1,247,173	$812,040	$2,059,213
Fidelity Simplicity RMD 2010 Fund	412,118	251,331	663,449
Fidelity Simplicity RMD 2015 Fund	997,466	741,459	1,738,925
Fidelity Simplicity RMD 2020 Fund	2,210,868	1,875,985	4,086,853
Fidelity Simplicity RMD 2025 Fund	430,159	303,665	733,824

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	7,667,806	11,556,280
Fidelity Simplicity RMD 2010 Fund	2,507,005	3,424,339
Fidelity Simplicity RMD 2015 Fund	6,500,266	10,504,855
Fidelity Simplicity RMD 2020 Fund	15,541,730	20,780,934
Fidelity Simplicity RMD 2025 Fund	4,317,707	4,162,186
Fidelity Simplicity RMD 2030 Fund	691,857	74,879

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.49%
Fidelity Simplicity RMD 2015 Fund	.53%
Fidelity Simplicity RMD 2020 Fund	.57%
Fidelity Simplicity RMD 2025 Fund	.61%
Fidelity Simplicity RMD 2030 Fund	.66%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Changes in Net Assets as "Net realized gain (loss)."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Simplicity RMD Income Fund	4,050,355	286,682
Fidelity Simplicity RMD 2010 Fund	1,122,865	65,739
Fidelity Simplicity RMD 2015 Fund	2,210,765	101,629
Fidelity Simplicity RMD 2020 Fund	4,135,488	188,898
Fidelity Simplicity RMD 2025 Fund	580,441	8,469

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Simplicity RMD Income Fund	$7
Fidelity Simplicity RMD 2010 Fund	1
Fidelity Simplicity RMD 2020 Fund	6

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Simplicity RMD 2030 Fund	17%	1	64%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD 2030 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Simplicity RMD 2025 Fund, which are for each of the three years in the period then ended and for the period from August 16, 2019 (commencement of operations) through July 31, 2020, and the statement of changes in net assets and the financial highlights for the Fidelity Simplicity RMD 2030 Fund which are for the period from December 15, 2022 (commencement of operations) through July 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period mentioned above), and the financial highlights for each of the five years in the period then ended (or for the periods mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 313 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022). Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity Simplicity RMD Income Fund℠	.46%
Actual		$ 1,000	$ 1,012.90	$ 2.30
Hypothetical-B		$ 1,000	$ 1,022.51	$ 2.31

Fidelity Simplicity RMD 2010 Fund℠	.49%
Actual		$ 1,000	$ 1,021.50	$ 2.46
Hypothetical-B		$ 1,000	$ 1,022.36	$ 2.46

Fidelity Simplicity RMD 2015 Fund℠	.53%
Actual		$ 1,000	$ 1,029.00	$ 2.67
Hypothetical-B		$ 1,000	$ 1,022.17	$ 2.66

Fidelity Simplicity RMD 2020 Fund℠	.57%
Actual		$ 1,000	$ 1,036.30	$ 2.88
Hypothetical-B		$ 1,000	$ 1,021.97	$ 2.86

Fidelity Simplicity RMD 2025 Fund℠	.61%
Actual		$ 1,000	$ 1,042.40	$ 3.09
Hypothetical-B		$ 1,000	$ 1,021.77	$ 3.06

Fidelity Simplicity RMD 2030 Fund℠	.66%
Actual		$ 1,000	$ 1,049.10	$ 3.35
Hypothetical-B		$ 1,000	$ 1,021.52	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD 2030 Fund	$139
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Simplicity RMD Income Fund	32.19%
Fidelity Simplicity RMD 2010 Fund	26.67%
Fidelity Simplicity RMD 2015 Fund	22.47%
Fidelity Simplicity RMD 2020 Fund	18.92%
Fidelity Simplicity RMD 2025 Fund	15.92%
Fidelity Simplicity RMD 2030 Fund	27.94%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income Fund
September 2022	6.53%
October 2022	9.70%
November 2022	9.70%
December 2022	9.70%
February 2023	.05%
March 2023	.05%
April 2023	.05%
May 2023	.05%
June 2023	.05%
July 2023	.05%
Fidelity Simplicity RMD 2010 Fund
September 2022	12.16%
October 2022	15.72%
November 2022	15.72%
December 2022	15.72%
February 2023	.40%
March 2023	.40%
April 2023	.40%
May 2023	.40%
June 2023	.40%
July 2023	.40%
Fidelity Simplicity RMD 2015 Fund
September 2022	16.53%
October 2022	20.46%
November 2022	20.46%
December 2022	20.46%
February 2023	.28%
March 2023	.28%
April 2023	.28%
May 2023	.28%
June 2023	.28%
July 2023	.28%
Fidelity Simplicity RMD 2020 Fund
September 2022	20.00%
October 2022	25.75%
November 2022	25.75%
December 2022	25.75%
February 2023	1.03%
March 2023	1.03%
April 2023	1.03%
May 2023	1.03%
June 2023	1.03%
July 2023	1.03%
Fidelity Simplicity RMD 2025 Fund
September 2022	15.41%
October 2022	30.92%
November 2022	30.92%
December 2022	30.92%
February 2023	1.48%
March 2023	1.48%
April 2023	1.48%
May 2023	1.48%
June 2023	1.48%
July 2023	1.48%
Fidelity Simplicity RMD 2030 Fund
April 2023	3.33%
May 2023	3.33%
June 2023	3.33%
July 2023	3.33%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity Simplicity RMD Income Fund
February 2023	.77%
March 2023	.77%
April 2023	.77%
May 2023	.77%
June 2023	.77%
July 2023	.77%
Fidelity Simplicity RMD 2010 Fund
February 2023	1.24%
March 2023	1.24%
April 2023	1.24%
May 2023	1.24%
June 2023	1.24%
July 2023	1.24%
Fidelity Simplicity RMD 2015 Fund
February 2023	1.81%
March 2023	1.81%
April 2023	1.81%
May 2023	1.81%
June 2023	1.81%
July 2023	1.81%
Fidelity Simplicity RMD 2020 Fund
February 2023	2.74%
March 2023	2.74%
April 2023	2.74%
May 2023	2.74%
June 2023	2.74%
July 2023	2.74%
Fidelity Simplicity RMD 2025 Fund
February 2023	3.56%
March 2023	3.56%
April 2023	3.56%
May 2023	3.56%
June 2023	3.56%
July 2023	3.56%
Fidelity Simplicity RMD 2030 Fund
April 2023	.66%
May 2023	.66%
June 2023	.66%
July 2023	.66%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Simplicity RMD Income Fund	12/30/22	$0.1731	$0.0199
Fidelity Simplicity RMD 2010 Fund	12/30/22	$0.2117	$0.0238
Fidelity Simplicity RMD 2015 Fund	12/30/22	$0.2830	$0.0314
Fidelity Simplicity RMD 2020 Fund	12/30/22	$0.3371	$0.0371
Fidelity Simplicity RMD 2025 Fund	12/30/22	$0.0668	$0.0073
Fidelity Simplicity RMD 2030 Fund	12/30/22	$0.0000	$0.0000

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9881721.106
SRD-ANN-0923
Fidelity® GNMA Fund

Annual Report
July 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended July 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	-4.39%	-0.03%	1.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg GNMA Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -3.37% for the 12 months ending July 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest level in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Powell pointed to a slowdown in the size of future rate hikes. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. With the market anticipating the end of the hiking cycle by mid-year, the Aggregate index advanced 3.59% in the first four months of 2023, only to fall back in May (-1.09%) and June (-0.36%), and to tread water in July (-0.07%), as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. For the 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged.
Comments from Co-Managers Sean Corcoran and Franco Castagliuolo:
For the fiscal year ending July 31, 2023, the fund returned -4.39%, versus -4.18% for the benchmark Bloomberg GNMA Index. In managing the fund, we remained focused on seeking competitive risk-adjusted performance commensurate with investors' expectations of a GNMA fund. We sought to exploit market inefficiencies based on our top-down research on the global economy, government policy, and supply and demand in the market. We also tried to find mispriced securities by relying on proprietary models to forecast the timing of cash flows. Versus the benchmark, modest overweights in mid-coupon (3% to 4%) securities backed by non-conventional loans, such as FHA loans, VA loans and USDA loans, detracted from the fund's relative result. Conversely, the fund's overweight in securities backed by 15-year mortgages added value, as these securities outperformed. An overweight in government agency commercial mortgage-backed securities also boosted the relative result, as did larger-than-benchmark exposure to low-coupon (2%) GNMA securities and high-coupon (5.5%) Fannie Mae securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary July 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.5
0.01 - 0.99%	0.3
1 - 1.99%	1.1
2 - 2.99%	34.6
3 - 3.99%	25.8
4 - 4.99%	10.5
5 - 5.99%	9.2
6 - 6.99%	1.0
7 - 7.99%	0.1
8 - 8.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (19.8)%
Futures and Swaps - 10.3%
GNMA Securities - 98.8%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments July 31, 2023
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 6.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 6.4%
U.S. Treasury Bonds:
3.625% 2/15/53	15,277	14,248
3.625% 5/15/53	5,680	5,306
U.S. Treasury Notes:
3.625% 5/15/26	9,520	9,283
3.625% 5/31/28	13,390	13,070
3.875% 3/31/25	32,870	32,238
3.875% 1/15/26	10,640	10,438
4% 2/15/26	19,800	19,489
4.625% 2/28/25	13,300	13,200
4.625% 3/15/26	30,280	30,284

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $150,230)		147,556

U.S. Government Agency - Mortgage Securities - 111.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 4.2%
12 month U.S. LIBOR + 1.460% 3.847% 1/1/35 (b)(c)	33	33
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (b)(c)	4	4
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	37	37
12 month U.S. LIBOR + 1.620% 3.963% 5/1/35 (b)(c)	77	78
12 month U.S. LIBOR + 1.620% 4.293% 3/1/33 (b)(c)	31	31
12 month U.S. LIBOR + 1.630% 4.575% 11/1/36 (b)(c)	41	41
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	53	54
12 month U.S. LIBOR + 1.710% 3.857% 8/1/35 (b)(c)	83	84
12 month U.S. LIBOR + 1.890% 5.057% 8/1/35 (b)(c)	64	65
6 month U.S. LIBOR + 1.510% 6.193% 2/1/33 (b)(c)	8	8
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (b)(c)	9	9
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (b)(c)	18	18
6 month U.S. LIBOR + 1.550% 5.954% 9/1/33 (b)(c)	124	126
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (b)(c)	6	6
6 month U.S. LIBOR + 1.560% 6.127% 7/1/35 (b)(c)	6	6
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.487% 7/1/36 (b)(c)	34	34
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (b)(c)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.585% 9/1/34 (b)(c)	23	23
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.324% 7/1/34 (b)(c)	147	149
1.5% 1/1/51 to 8/1/51	11,303	8,687
2% 2/1/28 to 2/1/37	14,020	12,505
2.5% 1/1/28 to 11/1/41	13,124	11,884
3% 2/1/33 to 3/1/52	3,510	3,207
3.5% 1/1/52 to 4/1/52	14,980	13,594
4.5% 9/1/52 to 11/1/52	4,456	4,269
5% 10/1/52 to 12/1/52	7,192	7,099
5.5% 11/1/52 to 7/1/53	23,642	23,594
6% 11/1/52 to 6/1/53	10,849	11,042
8.5% 12/1/27	8	8
TOTAL FANNIE MAE		96,709
Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.860% 4.11% 8/1/34 (b)(c)	45	46
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (b)(c)	49	50
12 month U.S. LIBOR + 1.960% 5.711% 6/1/33 (b)(c)	80	80
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	1	1
6 month U.S. LIBOR + 1.880% 4.488% 10/1/36 (b)(c)	116	116
6 month U.S. LIBOR + 1.990% 4.664% 10/1/35 (b)(c)	63	63
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.858% 6/1/33 (b)(c)	89	89
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.342% 12/1/35 (b)(c)	380	384
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.195% 6/1/33 (b)(c)	156	156
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.962% 3/1/35 (b)(c)	306	310
1.5% 1/1/51 to 4/1/51	22,846	17,550
2% 3/1/36 to 1/1/37	3,383	2,999
2.5% 1/1/28 to 4/1/42	6,758	6,015
3% 2/1/34 to 3/1/52	5,109	4,797
3.5% 9/1/51 to 3/1/52	15,491	14,103
4.5% 9/1/52 (d)(e)(f)	20,635	19,766
5% 10/1/52 to 12/1/52	19,870	19,489
5.5% 12/1/52 to 8/1/53	14,509	14,511
6.5% 1/1/53	563	575
TOTAL FREDDIE MAC		101,100
Ginnie Mae - 98.8%
3% 5/15/27 to 12/20/50	179,536	161,899
3.5% 9/15/26 to 5/20/50 (d)(e)	245,431	228,775
3.7% 10/15/42	3,990	3,722
4% 5/15/44	865	828
4.5% 7/15/33 to 11/20/52	95,485	92,607
4.75% 7/15/40	346	339
4.875% 9/15/39 to 12/15/39	3,050	3,006
5.09% 4/15/36 to 11/15/36	2,544	2,517
5.15% 2/15/36	96	95
5.2% 7/15/36	48	48
5.25% 4/15/36 to 4/15/37	166	165
5.39% 5/15/36	45	45
5.45% 2/15/37	415	416
5.5% 7/20/24 to 2/20/42	3,826	3,868
5.6% 11/15/36	134	136
5.85% 1/15/37	31	31
6.45% 1/15/32 to 8/15/32	88	89
6.5% 9/15/23 to 1/15/39	2,636	2,723
7% to 7% 9/15/23 to 9/20/34	5,721	5,871
7.25% 9/15/27	19	19
7.5% to 7.5% 8/15/23 to 8/20/32	1,909	1,966
8% 12/15/23 to 9/15/31	479	493
8.5% 9/15/30 to 2/15/31	102	108
9% 9/15/23 to 5/15/30	1	1
2% 9/20/50 to 4/20/51	389,250	326,451
2% 8/1/53 (g)	43,950	36,738
2% 8/1/53 (g)	21,950	18,348
2% 8/1/53 (g)	8,750	7,314
2% 8/1/53 (g)	44,650	37,323
2% 8/1/53 (g)	29,300	24,492
2% 8/1/53 (g)	63,450	53,038
2% 8/1/53 (g)	20,875	17,450
2% 8/1/53 (g)	17,425	14,566
2% 9/1/53 (g)	65,400	54,735
2% 9/1/53 (g)	86,600	72,477
2% 9/1/53 (g)	14,950	12,512
2.25% 5/20/50	1,893	1,586
2.375% 5/20/50	1,371	1,158
2.5% 3/15/28 to 10/20/52	372,147	322,826
2.5% 8/1/53 (g)	49,750	42,915
2.5% 8/1/53 (g)	99,450	85,786
2.5% 8/1/53 (g)	33,750	29,113
2.5% 8/1/53 (g)	19,300	16,648
2.5% 8/1/53 (g)	16,550	14,276
2.5% 9/1/53 (g)	49,850	43,044
2.5% 9/1/53 (g)	49,800	43,001
2.625% 5/20/50	3,770	3,245
2.75% 5/20/50	1,636	1,420
3% 8/1/53 (g)	97,750	87,007
3% 8/1/53 (g)	52,400	46,641
3% 8/1/53 (g)	65,150	57,990
3% 8/1/53 (g)	19,450	17,312
3% 8/1/53 (g)	25,950	23,098
3.25% 2/20/41 to 7/20/46	867	759
3.375% 5/20/50	452	411
3.5% 8/1/53 (g)	17,800	16,365
3.5% 8/1/53 (g)	3,300	3,034
3.5% 8/1/53 (g)	3,550	3,264
3.5% 8/1/53 (g)	2,700	2,482
3.5% 8/1/53 (g)	2,250	2,069
3.5% 8/1/53 (g)	4,000	3,678
3.5% 9/1/53 (g)	7,250	6,667
3.74% 7/20/42 to 8/20/42	323	302
3.75% 10/20/41 to 7/20/47	16,670	15,693
4% 2/20/33 to 1/20/50	140,074	133,832
4% 8/1/53 (g)	8,050	7,584
4.25% 1/20/46	295	285
5% 6/20/29 to 7/20/48	42,116	41,887
5.35% 4/20/29 to 12/20/30	3,595	3,566
5.5% 8/1/53 (g)	3,575	3,554
5.5% 8/1/53 (g)	4,125	4,101
5.75% 9/20/39 to 9/20/40	5,876	6,008
6% to 6% 12/20/23 to 3/15/39	5,532	5,621
7.395% 7/20/25 to 2/20/27	98	99
TOTAL GINNIE MAE		2,283,538
Uniform Mortgage Backed Securities - 4.5%
2.5% 8/1/53 (g)	1,150	970
2.5% 8/1/53 (g)	775	653
2.5% 8/1/53 (g)	600	506
5% 8/1/38 (g)	2,300	2,285
5% 8/1/38 (g)	11,600	11,524
5% 8/1/38 (g)	6,625	6,582
5% 8/1/38 (g)	3,500	3,477
5% 8/1/38 (g)	3,475	3,452
5% 9/1/38 (g)	8,150	8,100
5.5% 8/1/53 (g)	17,750	17,632
5.5% 8/1/53 (g)	10,650	10,579
5.5% 8/1/53 (g)	8,750	8,692
5.5% 8/1/53 (g)	5,700	5,662
5.5% 9/1/53 (g)	17,600	17,485
5.5% 9/1/53 (g)	7,750	7,699
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		105,298
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,704,926)		2,586,645

Collateralized Mortgage Obligations - 13.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 13.4%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	5	5
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	2,096	1,756
Series 2020-49 Class JA, 2% 8/25/44	912	810
Series 2021-68 Class A, 2% 7/25/49	1,793	1,438
Series 2021-85 Class L, 2.5% 8/25/48	977	849
Series 2021-96 Class HA, 2.5% 2/25/50	1,622	1,416
Series 2022-3 Class N, 2% 10/25/47	11,196	9,389
Series 2022-4 Class B, 2.5% 5/25/49	1,179	1,027
Series 2016-3 Class IP, 4% 2/25/46 (h)	16,076	2,962
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	4,125	656
Series 2017-74 Class SH, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0165% 10/25/47 (b)(h)(i)	12,978	1,379
Series 2021-59 Class H, 2% 6/25/48	1,012	831
Series 2021-66:
Class DA, 2% 1/25/48	1,093	901
Class DM, 2% 1/25/48	1,162	957
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (b)(h)	90	15
Series 339 Class 5, 5.5% 7/25/33 (h)	114	18
Series 343 Class 16, 5.5% 5/25/34 (h)	107	17
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	198	205
Series 40 Class K, 6.5% 8/17/24	3	3
sequential payer:
Series 2021-5175 Class CB, 2.5% 4/25/50	5,768	4,970
Series 2021-5180 Class KA, 2.5% 10/25/47	1,167	1,027
Series 2022-5191 Class CA, 2.5% 4/25/50	1,379	1,190
Series 2022-5198 Class BA, 2.5% 11/25/47	3,867	3,393
Series 2204 Class N, 7.5% 12/20/29	442	453
Series 2018-4763 Class SC, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0176% 8/15/47 (b)(h)(i)	5,851	612
Series 2021-5083 Class VA, 1% 8/15/38	5,111	4,716
Series 2021-5176 Class AG, 2% 1/25/47	4,369	3,743
Series 2021-5182 Class A, 2.5% 10/25/48	7,540	6,510
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	937	803
Ginnie Mae Series 2011-93 Class SA, 6.540% - CME Term SOFR 1 Month Index 1.291% 7/20/41 (b)(h)(i)	6,889	805
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.3539% 6/16/37 (b)(h)(i)	597	56
Series 2008-51 Class FE, CME Term SOFR 1 Month Index + 0.860% 6.0861% 6/16/38 (b)(c)	156	155
Series 2008-57 Class AF, CME Term SOFR 1 Month Index + 0.690% 5.9491% 7/20/38 (b)(c)	400	396
Series 2010-130 Class KF, CME Term SOFR 1 Month Index + 0.760% 5.9861% 10/16/40 (b)(c)	744	738
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.6984% 3/20/60 (b)(c)(j)	6,068	6,042
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.4784% 7/20/60 (b)(c)(j)	6,112	6,063
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.463% 9/20/60 (b)(c)(j)	6,586	6,533
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.463% 8/20/60 (b)(c)(j)	5,237	5,194
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.543% 12/20/60 (b)(c)(j)	2,447	2,431
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.663% 12/20/60 (b)(c)(j)	2,166	2,156
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.663% 2/20/61 (b)(c)(j)	454	452
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.653% 2/20/61 (b)(c)(j)	2,883	2,868
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.663% 4/20/61 (b)(c)(j)	1,995	1,985
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.663% 5/20/61 (b)(c)(j)	3,145	3,132
Class FC, 1 month U.S. LIBOR + 0.500% 5.663% 5/20/61 (b)(c)(j)	2,350	2,338
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.693% 6/20/61 (b)(c)(j)	2,673	2,661
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.763% 10/20/61 (b)(c)(j)	3,064	3,053
Series 2012-48 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.6861% 4/16/42 (b)(c)	290	283
Series 2012-76 Class GF CME Term SOFR 1 Month Index + 0.410% 5.6361% 6/16/42 (b)(c)	333	327
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.863% 11/20/61 (b)(c)(j)	3,033	3,024
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.863% 1/20/62 (b)(c)(j)	1,658	1,654
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.793% 1/20/62 (b)(c)(j)	3,010	2,999
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.793% 3/20/62 (b)(c)(j)	1,381	1,375
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8713% 5/20/61 (b)(c)(j)	23	22
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9087% 5/20/63 (b)(c)(j)	26	26
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9297% 4/20/63 (b)(c)(j)	41	40
Series 2016-12 Class FA, CME Term SOFR 1 Month Index + 0.460% 5.7191% 1/20/46 (b)(c)	762	736
Series 2019-42 Class FK, CME Term SOFR 1 Month Index + 0.560% 5.8191% 4/20/49 (b)(c)	5,413	5,269
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	2,551	2,562
Series 2004-19 Class DP, 5.5% 3/20/34	1	1
Series 2005-24 Class TC, 5.5% 3/20/35	1,777	1,782
Series 2005-57 Class PB, 5.5% 7/20/35	2,595	2,641
Series 2006-50 Class JC, 5% 6/20/36	455	450
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (b)(i)	2,189	1,737
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	176	11
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	8,467	1,284
Series 2016-69 Class WA, 3% 2/20/46	1,020	929
Series 2017-134 Class BA, 2.5% 11/20/46	435	386
Series 2017-139 Class K, 3% 8/20/47	14,137	12,797
Series 2017-153 Class GA, 3% 9/20/47	2,808	2,518
Series 2017-182 Class KA, 3% 10/20/47	2,199	1,974
Series 2018-13 Class Q, 3% 4/20/47	2,790	2,542
sequential payer:
Series 2003-75 Class ZA, 5.5% 9/20/33	779	770
Series 2004-24 Class ZM, 5% 4/20/34	1,624	1,584
Series 2004-46 Class BZ, 6% 6/20/34	986	989
Series 2004-86 Class G, 6% 10/20/34	6,273	6,427
Series 2005-26 Class ZA, 5.5% 1/20/35	7,374	7,475
Series 2005-47 Class ZY, 6% 6/20/35	5,319	5,431
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,017
Series 2005-82 Class JV, 5% 6/20/35	1,412	1,412
Series 2006-2 Class Z, 5.5% 1/20/36	3,218	3,266
Series 2010-160 Class DY, 4% 12/20/40	14,474	13,880
Series 2010-168 Class BG, 4% 4/20/40	5,970	5,734
Series 2010-170 Class B, 4% 12/20/40	2,282	2,189
Series 2011-21 Class SB, 9.270% - CME Term SOFR 1 Month Index 0% 2/16/41 (b)(i)	5,042	4,196
Series 2011-72 Class SE, 7.250% - CME Term SOFR 1 Month Index 0.1986% 5/16/41 (b)(i)	9,501	7,968
Series 2017-139 Class BA, 3% 9/20/47	4,804	4,308
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	11,519	10,974
Series 2004-32:
Class GS, 6.380% - CME Term SOFR 1 Month Index 1.1639% 5/16/34 (b)(h)(i)	191	12
Class SG, 6.380% - CME Term SOFR 1 Month Index 1.131% 3/20/33 (b)(h)(i)	2,344	110
Series 2004-59 Class SC, 7.080% - CME Term SOFR 1 Month Index 1.8639% 8/16/34 (b)(h)(i)	1,108	87
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.8639% 8/17/34 (b)(h)(i)	338	34
Series 2005-13 Class SA, 6.680% - CME Term SOFR 1 Month Index 1.431% 2/20/35 (b)(h)(i)	1,880	138
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,006
Series 2005-82 Class NS, 6.180% - CME Term SOFR 1 Month Index 0.931% 7/20/34 (b)(h)(i)	1,912	158
Series 2006-13 Class DS, 10.920% x CME Term SOFR 1 Month Index 3.0464% 3/20/36 (b)(c)(i)	2,001	1,968
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 8.1833% 6/16/37 (b)(c)(i)	424	469
Series 2009-13 Class E, 4.5% 3/16/39	1,728	1,677
Series 2009-42 Class AY, 5% 6/16/37	1,139	1,130
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.6139% 2/16/40 (b)(h)(i)	1,317	66
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.4784% 5/20/60 (b)(c)(j)	3,778	3,750
Series 2011-52 Class HI, 7% 4/16/41 (h)	261	39
Series 2011-54 Class SA, 5.880% - CME Term SOFR 1 Month Index 0.631% 4/20/41 (b)(h)(i)	3,220	285
Series 2012-103 Class IL, 3% 8/20/27 (h)	6,341	233
Series 2012-75 Class SA, 5.930% - CME Term SOFR 1 Month Index 0.681% 6/20/42 (b)(h)(i)	6,334	619
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.3639% 6/16/42 (b)(h)(i)	1,010	86
Series 2013-149 Class MA, 2.5% 5/20/40	9,691	9,205
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	2,822	476
Series 2013-39 Class GS, 9.270% - CME Term SOFR 1 Month Index 0% 3/20/41 (b)(i)	12,748	10,618
Series 2014-133 Class IB, 5% 9/20/44 (h)	2,711	523
Series 2014-146 Class EI, 5% 10/20/44 (h)	5,166	1,041
Series 2014-154 Class IO, 5% 10/20/44 (h)	1,047	208
Series 2014-158 Class ID, 5% 10/20/44 (h)	4,534	911
Series 2014-178 Class IO, 5% 11/20/44 (h)	6,480	1,277
Series 2014-2 Class BA, 3% 1/20/44	3,481	3,136
Series 2014-21 Class HA, 3% 2/20/44	1,285	1,161
Series 2014-25 Class HC, 3% 2/20/44	2,189	1,968
Series 2014-5 Class A, 3% 1/20/44	1,857	1,675
Series 2015-117 Class KI, 5% 8/20/45 (h)	6,194	1,203
Series 2015-14 Class IO, 5% 10/20/44 (h)	7,017	1,371
Series 2015-79 Class IC, 5% 5/20/45 (h)	3,376	657
Series 2015-H21:
Class HZ, 4.281% 6/20/63 (b)(j)	449	436
Class JZ, 4.5941% 6/20/65 (b)(j)	174	170
Series 2016-146 Class AL, 5.6986% 5/20/40 (b)	2,108	2,119
Series 2016-17 Class A, 3% 2/16/46	13,907	12,648
Series 2016-171 Class BI, 5% 10/20/44 (h)	6,301	1,247
Series 2017-186 Class HK, 3% 11/16/45	6,565	5,911
Series 2017-75 Class PT, 5.7321% 4/20/47 (b)	7,752	7,769
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.5% 8/20/66 (b)(c)(j)	7,546	7,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $342,076)		309,205

Commercial Mortgage Securities - 1.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	213	204
Series 2015-K051 Class A2, 3.308% 9/25/25	337	324
Series 2021-K126 Class A2, 2.074% 1/25/31	2,700	2,261
Series 2021-K127 Class A2, 2.108% 1/25/31	4,000	3,354
Series 2022-150 Class A2, 3.71% 9/25/32	1,800	1,674
Series 2022-K140 Class A2, 2.25% 1/25/32	3,629	3,020
Series 2022-K750 Class A2, 3% 9/25/29	5,736	5,240
Series 2017-K727 Class A2, 2.946% 7/25/24	3,986	3,893
Series 2022 K748 Class A2, 2.26% 1/25/29	5,200	4,597
Series K063 Class A2, 3.43% 1/25/27	3,300	3,145
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (b)(h)	264	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.9708% 9/16/42 (b)(h)	1,345	23
Series 2002-62 Class IO, 1.1703% 8/16/42 (b)(h)	596	7
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,956)		27,742

Money Market Funds - 11.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (k) (Cost $260,948)	260,895,764	260,948

TOTAL INVESTMENT IN SECURITIES - 144.2% (Cost $3,493,136)	3,332,096
NET OTHER ASSETS (LIABILITIES) - (44.2)%	(1,021,237)
NET ASSETS - 100.0%	2,310,859

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 8/1/53	(65,400)	(54,668)
2% 8/1/53	(86,600)	(72,389)
2% 8/1/53	(14,950)	(12,497)
2.5% 8/1/53	(49,850)	(43,000)
2.5% 8/1/53	(49,800)	(42,957)
3.5% 8/1/53	(5,200)	(4,781)
3.5% 8/1/53	(7,250)	(6,666)

TOTAL GINNIE MAE		(236,958)

Uniform Mortgage Backed Securities
2.5% 8/1/53	(2,525)	(2,129)
3.5% 8/1/53	(9,425)	(8,544)
4.5% 8/1/53	(4,000)	(3,831)
5% 8/1/38	(5,700)	(5,663)
5% 8/1/38	(8,150)	(8,097)
5% 8/1/53	(4,750)	(4,642)
5.5% 8/1/53	(17,600)	(17,483)
5.5% 8/1/53	(7,750)	(7,699)
5.5% 8/1/53	(800)	(795)
5.5% 8/1/53	(3,000)	(2,980)
5.5% 8/1/53	(750)	(745)
5.5% 8/1/53	(3,200)	(3,179)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(65,787)

TOTAL TBA SALE COMMITMENTS (Proceeds $303,625)		(302,745)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	260	Sep 2023	52,788	(506)	(506)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Sep 2023	661	(12)	(12)

TOTAL PURCHASED					(518)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,007	Sep 2023	223,592	5,553	5,553
CBOT 5-Year U.S. Treasury Note Contracts (United States)	25	Sep 2023	2,671	9	9
CBOT Long Term U.S. Treasury Bond Contracts (United States)	456	Sep 2023	56,744	1,301	1,301

TOTAL SOLD					6,863

TOTAL FUTURES CONTRACTS					6,345
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 12.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $376,671,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	3,512	(51)	0	(51)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2033	1,338	(25)	0	(25)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2053	3,709	(101)	0	(101)
TOTAL INTEREST RATE SWAPS							(177)	0	(177)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,082,000.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $553,000.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,167,000.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	877,434	767,588	1,384,074	21,726	-	-	260,948	0.6%
Fidelity Securities Lending Cash Central Fund 5.32%	-	147,880	147,880	10	-	-	-	0.0%
Total	877,434	915,468	1,531,954	21,736	-	-	260,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	147,556	-	147,556	-

U.S. Government Agency - Mortgage Securities	2,586,645	-	2,586,645	-

Collateralized Mortgage Obligations	309,205	-	309,205	-

Commercial Mortgage Securities	27,742	-	27,742	-

Money Market Funds	260,948	260,948	-	-
Total Investments in Securities:	3,332,096	260,948	3,071,148	-
Derivative Instruments:

Assets
Futures Contracts	6,863	6,863	-	-
Total Assets	6,863	6,863	-	-

Liabilities
Futures Contracts	(518)	(518)	-	-
Swaps	(177)	-	(177)	-
Total Liabilities	(695)	(518)	(177)	-
Total Derivative Instruments:	6,168	6,345	(177)	-
Other Financial Instruments:

TBA Sale Commitments	(302,745)	-	(302,745)	-
Total Other Financial Instruments:	(302,745)	-	(302,745)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	6,863	(518)
Total Interest Rate Risk	6,863	(518)
Other Risk
Swaps (b)	0	(177)
Total Other Risk	0	(177)
Total Value of Derivatives	6,863	(695)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		July 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,232,188)	$3,071,148
Fidelity Central Funds (cost $260,948)	260,948

Total Investment in Securities (cost $3,493,136)		$3,332,096
Receivable for investments sold		73
Receivable for TBA sale commitments		303,625
Receivable for fund shares sold		592
Interest receivable		7,671
Distributions receivable from Fidelity Central Funds		1,183
Receivable for daily variation margin on centrally cleared OTC swaps		19
Other receivables		6
Total assets		3,645,265
Liabilities
Payable for investments purchased
Regular delivery	$11,491
Delayed delivery	1,015,893
TBA sale commitments, at value	302,745
Payable for fund shares redeemed	2,408
Distributions payable	799
Accrued management fee	573
Payable for daily variation margin on futures contracts	193
Other affiliated payables	297
Other payables and accrued expenses	7
Total Liabilities		1,334,406
Net Assets		$2,310,859
Net Assets consist of:
Paid in capital		$2,721,493
Total accumulated earnings (loss)		(410,634)
Net Assets		$2,310,859
Net Asset Value, offering price and redemption price per share ($2,310,859 ÷ 229,678 shares)		$10.06

Statement of Operations
Amounts in thousands		Year ended July 31, 2023
Investment Income
Interest		$70,376
Income from Fidelity Central Funds (including $10 from security lending)		21,736
Total Income		92,112
Expenses
Management fee	$7,515
Transfer agent fees	2,525
Fund wide operations fee	1,314
Independent trustees' fees and expenses	10
Total expenses before reductions	11,364
Expense reductions	(5)
Total expenses after reductions		11,359
Net Investment income (loss)		80,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(95,271)
Futures contracts	14,717
Swaps	(252)
Total net realized gain (loss)		(80,806)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(146,471)
Futures contracts	10,436
Swaps	(1,981)
TBA Sale commitments	7,969
Total change in net unrealized appreciation (depreciation)		(130,047)
Net gain (loss)		(210,853)
Net increase (decrease) in net assets resulting from operations		$(130,100)
Statement of Changes in Net Assets

Amount in thousands	Year ended July 31, 2023	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,753	$34,502
Net realized gain (loss)	(80,806)	(156,978)
Change in net unrealized appreciation (depreciation)	(130,047)	(98,381)
Net increase (decrease) in net assets resulting from operations	(130,100)	(220,857)
Distributions to shareholders	(79,236)	(43,898)

Share transactions
Proceeds from sales of shares	189,947	252,722
Reinvestment of distributions	70,547	39,254
Cost of shares redeemed	(633,058)	(1,092,057)

Net increase (decrease) in net assets resulting from share transactions	(372,564)	(800,081)
Total increase (decrease) in net assets	(581,900)	(1,064,836)

Net Assets
Beginning of period	2,892,759	3,957,595
End of period	$2,310,859	$2,892,759

Other Information
Shares
Sold	18,607	22,670
Issued in reinvestment of distributions	6,944	3,488
Redeemed	(62,311)	(97,015)
Net increase (decrease)	(36,760)	(70,857)

Fidelity® GNMA Fund

Years ended July 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.73	$11.80	$11.51	$11.12
Income from Investment Operations
Net investment income (loss) A,B	.326	.116	.097	.229	.292
Net realized and unrealized gain (loss)	(.823)	(.838)	(.065)	.307	.371
Total from investment operations	(.497)	(.722)	.032	.536	.663
Distributions from net investment income	(.303)	(.121)	(.093) C	(.246)	(.273)
Distributions from net realized gain	-	(.027)	(.009) C	-	-
Total distributions	(.303)	(.148)	(.102)	(.246)	(.273)
Net asset value, end of period	$10.06	$10.86	$11.73	$11.80	$11.51
Total Return D	(4.39)%	(6.19)%	.27%	4.71%	6.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.20%	1.03%	.83%	1.96%	2.60%
Supplemental Data
Net assets, end of period (in millions)	$2,311	$2,893	$3,958	$4,303	$4,172
Portfolio turnover rate G	776%	863%	593%	561%	420%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended July 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity GNMA Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity GNMA Fund	$5

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,752
Gross unrealized depreciation	(177,383)
Net unrealized appreciation (depreciation)	$(172,631)
Tax Cost	$3,505,449

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(237,320)
Net unrealized appreciation (depreciation) on securities and other investments	$(172,631)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(237,320)
Total capital loss carryforward	$(237,320)

The tax character of distributions paid was as follows:

	July 31, 2023	July 31, 2022
Ordinary Income	$79,236	$40,216
Long-term Capital Gains	-	3,682
Total	$79,236	$43,898

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity GNMA Fund
Interest Rate Risk
Futures Contracts	$14,717	$10,436
Swaps	(252)	(1,981)
Total Interest Rate Risk	14,465	8,455
Totals	$14,465	$8,455

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity GNMA Fund	3,976,808	4,008,585
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity GNMA Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity GNMA Fund	$1	$ -	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity GNMA Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statement of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the five years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 313 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During Period- C February 1, 2023 to July 31, 2023

Fidelity® GNMA Fund	.45%
Actual		$ 1,000	$ 987.30	$ 2.22
Hypothetical-B		$ 1,000	$ 1,022.56	$ 2.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 2.71% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $54,065,906 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $79,235,698 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.930526.112
MOG-ANN-0923

Item 2.

Code of Ethics

As of the end of the period, July 31, 2023, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement 2035 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, Fidelity Simplicity RMD 2030 Fund, and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2015 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2020 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2025 Fund	$22,600	$-	$7,500	$600
Fidelity Managed Retirement 2030 Fund	$21,400	$-	$8,000	$600
Fidelity Managed Retirement 2035 Fund	$16,900	$-	$7,500	$300
Fidelity Managed Retirement Income Fund	$22,600	$-	$7,500	$600
Fidelity Simplicity RMD 2010 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2015 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2020 Fund	$16,400	$-	$7,500	$500
Fidelity Simplicity RMD 2025 Fund	$18,100	$-	$7,500	$500
Fidelity Simplicity RMD 2030 Fund	$13,800	$-	$7,800	$300
Fidelity Simplicity RMD Income Fund	$16,400	$-	$7,500	$500

July 31, 2022 Fees,A,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2015 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2020 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2025 Fund	$20,900	$-	$7,100	$500
Fidelity Managed Retirement 2030 Fund	$19,700	$-	$7,100	$500
Fidelity Managed Retirement 2035 Fund	$-	$-	$-	$-
Fidelity Managed Retirement Income Fund	$20,900	$-	$7,100	$500
Fidelity Simplicity RMD 2010 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2015 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2020 Fund	$14,800	$-	$7,100	$400
Fidelity Simplicity RMD 2025 Fund	$16,300	$-	$7,300	$500
Fidelity Simplicity RMD 2030 Fund	$-	$-	$-	$-
Fidelity Simplicity RMD Income Fund	$14,800	$-	$7,100	$400

A Amounts may reflect rounding.
B Fidelity Managed Retirement 2035 Fund and Fidelity Simplicity RMD 2030 Fund commenced operations on December 15, 2022.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity GNMA Fund (the “Fund”):

Services Billed by PwC

July 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$96,500	$8,000	$14,100	$3,400

July 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$91,900	$7,800	$13,500	$3,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2023A,B	July 31, 2022A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Managed Retirement 2035 Fund and Fidelity Simplicity RMD 2030 Fund’s commencement of operations.

Services Billed by PwC

	July 31, 2023A	July 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2023A,B	July 31, 2022A,B
Deloitte Entities	$347,600	$541,000
PwC	$13,613,300	$13,259,900

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Managed Retirement 2035 Fund and Fidelity Simplicity RMD 2030 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2023